UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 1 of its series:

Date of fiscal year end: December 31

Wells Fargo Managed Account CoreBuilder Shares – Series M.

Date of fiscal year end: June 30

Wells Fargo Alternative Strategies Fund, Wells Fargo Global Long/Short Fund, Wells Fargo California Limited-term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: March 31, 2017

ITEM 1.	INVESTMENTS

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.76%

Alabama : 1.19%

Alabama Federal Aid Highway Finance Authority Series A (Miscellaneous Revenue)	5.00%	9-1-2035	$3,250,000	$3,736,558
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	1,500,000	1,438,875
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	951,197
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	545,000	567,013

				6,693,643

Arizona : 4.73%

Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.92	7-1-2035	8,400,000	8,400,000
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,328,892
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	650,000	684,489
Maricopa County AZ IDA Horizon Community Learning Center Project (Education Revenue)	5.00	7-1-2035	3,000,000	3,103,080
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	2,000,000	1,912,400
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	537,275
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	315,000	341,529
Pima County AZ IDA Educational Facility Charter School Project Series R (Education Revenue)	2.88	7-1-2021	1,000,000	987,740
Pima County AZ IDA Educational Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,079,060
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,006,620
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,219,758
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	830,000	842,267
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,040,867
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.13	7-1-2045	1,000,000	1,009,870
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,344,015
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	523,860
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue)	4.63	3-1-2022	330,000	341,870

				26,703,592

California : 4.57%

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,112,580
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,095,880
California PCFA Water Furnishing Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,002,630
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	1.06	8-1-2027	5,955,000	5,955,000
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	275,375
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	441,847
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	602,738
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	113,434
California Various Purposes (GO Revenue)	6.00	4-1-2038	200,000	219,252
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2022	500,000	507,140

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Campbell CA Union High School District (Miscellaneous Revenue)	5.00%	8-1-2023	$500,000	$507,140
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	303,435
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	83,855
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	39,008
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	4,022,546
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	75,475
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	566,790
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	254,796
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	521,456
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	168,659
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	579,515
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.90	4-1-2038	5,050,000	5,050,000
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,150,890
University of California Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,136,210

				25,785,651

Colorado : 2.10%

Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	223,614
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	280,033
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	292,838
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	1,500,000	1,399,005
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	567,005
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,112,400
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	4,000,000	4,078,120
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Industrial Development Revenue)	5.00	12-1-2033	2,500,000	2,761,975
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,141,190

				11,856,180

Connecticut : 0.69%

Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	522,194
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	315,788
Hartford CT (GO Revenue)	5.00	4-1-2024	1,000,000	1,012,660
Hartford CT (GO Revenue)	5.00	4-1-2028	2,055,000	2,042,999

				3,893,641

Delaware : 0.27%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,510,725

District of Columbia : 0.60%

District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	313,602
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	50,000	53,616

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)

District of Columbia University Bonds Series 2009C (Education Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.92%	4-1-2042	$3,000,000	$3,000,000

				3,367,218

Florida : 1.97%

CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	549,545
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,147,870
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	246,123
Miami-Dade County FL IDA Aspira Florida Project Series 2016A (Education Revenue) 144A	5.75	11-1-2036	2,000,000	1,990,580
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,523,010
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,471,450
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,174,040
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,014,710

				11,117,328

Georgia : 0.14%

Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	54,423
Washington & Wilkes Counties GA Payroll Development Authority Subordinate Series C (Health Revenue) ¤	0.00	12-1-2021	815,000	750,534

				804,957

Guam : 0.58%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	378,067
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,106,490
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	80,353
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2021	550,000	612,249
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	562,400
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	549,745

				3,289,304

Idaho : 0.34%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	107,270
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,043,520
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	513,435
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	254,968

				1,919,193

Illinois : 20.40%

Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	909,375
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,380,000	3,760,668
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,655,413

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00%	1-1-2020	$195,000	$206,913
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	1,000,000	1,005,120
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	250,000	253,740
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,739,011
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	862,630
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	381,750
Chicago IL CAB Series A (GO Revenue, National Insured)	5.59	1-1-2023	950,000	953,097
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	420,088
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	599,283
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	443,634
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	444,484
Chicago IL Motor Fuel Tax (Tax Revenue)	5.00	1-1-2019	250,000	258,970
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,350,000	2,468,628
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,103,290
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,682,610
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,104,070
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2030	1,000,000	1,109,780
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2031	1,000,000	1,102,650
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2032	1,225,000	1,343,041
Chicago IL Park District Limited Tax Park Bonds Series 2016A (GO Revenue)	5.00	1-1-2035	1,000,000	1,082,370
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A (GO Revenue)	5.00	11-15-2028	1,655,000	1,873,245
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E (GO Revenue)	5.00	11-15-2029	1,735,000	1,948,839
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2031	4,525,000	4,746,816
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	850,000	887,672
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2033	2,785,000	2,897,263
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	1,775,000	1,833,770
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,380,095
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	590,000	585,575
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	845,000	849,563
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	550,798
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	2,500,000	2,596,925
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,293,383
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	499,883
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	737,153
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,021,440
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014 (Water & Sewer Revenue)	5.00	1-1-2025	550,000	614,955
Chicago IL Wastewater Transmission Second Lien Revenue Project Series 2012 (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,079,600
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004 (Water & Sewer Revenue)	5.00	11-1-2027	2,250,000	2,530,823
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012 (Water & Sewer Revenue)	4.00	11-1-2020	625,000	665,094
Chicago IL Waterworks Second Lien Revenue Project Series 2012 (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,078,780
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	675,000	469,787
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	471,902
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	600,000	658,008
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,222,122
Illinois (Miscellaneous Revenue)	5.00	2-1-2021	3,000,000	3,165,990
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	314,172
Illinois (Miscellaneous Revenue)	5.00	5-1-2025	870,000	910,986

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois (GO Revenue, AGM Insured)	5.00%	4-1-2026	$1,130,000	$1,224,231
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,336,300
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,034,600
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	218,958
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	25,000	25,053
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	505,000	519,680
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	544,670
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	437,124
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2046	1,000,000	1,068,080
Illinois Series A (GO Revenue)	4.00	9-1-2019	600,000	608,664
Illinois Series A (Tax Revenue)	4.00	1-1-2029	1,000,000	933,000
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	485,246
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,071,345
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,047,360
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	1,285,000	1,029,105
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,721,550
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,637,400
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,104,610
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,095,100
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,861,670
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	71,562
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	960,000	525,936
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	2,200,000	961,488
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	3,500,000	1,716,050
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	1,135,000	1,062,632
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2033	14,000,000	6,485,080
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,409,712
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	3,000,000	3,134,310
Southern Illinois State University (Education Revenue)	4.00	4-1-2017	160,000	160,000
Springfield Sangamon County IL (GO Revenue)	5.00	12-1-2031	850,000	925,990
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	551,570
Will County IL Community High School District #210 Lincoln-Way Series A (GO Revenue, AGM Insured)	5.00	1-1-2027	4,000,000	4,397,280
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	910,010
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	145,000	144,004
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	110,000	109,121
Willl-Cook Counties IL Community High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,625,000	658,320
Winnebago County IL Series A (GO Revenue, AGM Insured)	4.00	12-30-2025	1,000,000	1,063,760

				115,065,825

Indiana : 3.95%

Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,039,780
Indiana Finance Authority Environmental Facilities Series 2016A (Industrial Development Revenue)	3.13	12-1-2024	3,125,000	3,117,313
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,051,370

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)

Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00%	7-1-2029	$605,000	$688,551
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,481,047
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue) ±	1.75	11-15-2031	7,000,000	6,913,900
Indianapolis IN Local Public Improvement Series 2015E (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,031,069
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.66	12-1-2044	5,000,000	4,985,600

				22,308,630

Iowa : 0.19%

Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2020	500,000	526,400
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2021	500,000	530,540

				1,056,940

Kansas : 1.12%

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) ¤144A	0.00	9-1-2034	19,680,000	6,297,994

Kentucky : 0.87%

Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2033	1,000,000	1,055,540
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2037	1,300,000	1,358,318
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	802,270
Paducah KY Electric Plant (Utilities Revenue, AGM Insured)	5.00	10-1-2035	1,510,000	1,681,385

				4,897,513

Louisiana : 2.29%

Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	0.00	10-1-2031	2,000,000	1,688,160
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	0.00	10-1-2046	6,000,000	4,922,160
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	0.00	10-1-2036	1,775,000	1,469,381
Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,171,040
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	537,765
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,131,220

				12,919,726

Maine : 0.07%

Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	171,074
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	202,083

				373,157

Maryland : 0.48%

Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	128,820
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	5.75	8-1-2033	1,000,000	1,022,980
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	7.00	8-1-2046	1,500,000	1,532,520

				2,684,320

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 0.32%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00%	4-15-2039	$100,000	$116,920
Massachusetts School Building Authority Series A (Tax Revenue)	5.00	11-15-2034	1,470,000	1,690,647

				1,807,567

Michigan : 5.00%

Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	806,599
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C (Water & Sewer Revenue)	5.00	7-1-2036	3,560,000	3,867,192
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	4,000,000	4,055,480
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	4,000,000	4,033,720
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,440,560
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,114,580
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	115,000	91,987
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010 (Education Revenue)	6.00	6-1-2020	390,000	392,972
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	4,000,000	4,062,160
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	495,000	468,186
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,806
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,949
Wayne County MI Airport Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,833,335
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	900,000	917,217
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	454,448

				28,197,191

Minnesota : 0.09%

Independence MN Charter School Lease Series A (Education Revenue)	4.25	7-1-2026	500,000	483,245

Mississippi : 0.82%

Mississippi City of Jackson Convention Center Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,496,703
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,116,580

				4,613,283

Missouri : 0.45%

Missouri HEFA (Health Revenue)	1.50	2-1-2018	475,000	475,537
Missouri HEFA (Health Revenue)	5.00	2-1-2021	800,000	885,248
Missouri HEFA (Health Revenue)	5.00	2-1-2022	220,000	246,561
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	190,000	190,002
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	762,615

				2,559,963

New Hampshire : 0.80%

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,133,640
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	941,127

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire (continued)

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00%	1-1-2028	$3,170,000	$2,425,113

				4,499,880

New Jersey : 7.15%

City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,452,815
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,578,312
New Jersey EDA Educational Facilities Series AB (Education Revenue)	5.00	6-1-2022	1,875,000	1,988,850
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	286,540
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	301,997
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,251,840
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,137,600
New Jersey EDA School Facilities Construction Project Series PP (Miscellaneous Revenue)	5.00	6-15-2019	1,800,000	1,891,188
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,264,125
New Jersey EDA Student Loan Series 1 (Education Revenue)	5.50	12-1-2021	2,900,000	3,234,312
New Jersey Educational Facilities Authority Series 2014 (Education Revenue)	5.00	6-15-2025	1,000,000	1,044,820
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,171,750
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,696,880
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2029	2,000,000	2,113,600
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2022	600,000	645,144
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2045	1,500,000	1,497,630
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	7,975,702
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	261,218
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,539,679

				40,334,002

New Mexico : 0.46%

New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.28	11-1-2039	2,600,000	2,589,860

New York : 6.01%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	548,080
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	5,903,100
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	551,295
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	162,834
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	531,110
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	1.37	4-1-2017	25,000	25,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,129,050
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	3,000,000	3,147,810
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	3,485,000	3,485,000
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,085,200
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	1,500,000	1,615,245
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	796,493
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	1,000,000	1,007,330
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	1,000,000	1,013,240

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Oyster Bay NY Public Improvement (GO Revenue)	3.00%	8-15-2019	$875,000	$864,220
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	552,660
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,056,070
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	403,053

				33,876,790

Ohio : 2.47%

Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.25	5-1-2038	3,000,000	2,975,040
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	646,542
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	2,000,000	2,000,160
Ohio Air Quality Development Authority First Energy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	3,000,000	1,065,000
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	500,000	177,500
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,177,360
Ohio Private Activity Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2029	2,070,000	2,311,155
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	7,000,000	2,485,000
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	110,000	113,424

				13,951,181

Oklahoma : 0.39%

Garfield County OK Educational Facilities Authority Enid Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,895,000	2,229,354

Oregon : 0.13%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	560,290
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	197,724

				758,014

Pennsylvania : 8.79%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	540,000	560,434
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,147,360
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue) ±	2.70	4-1-2035	1,500,000	532,500
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	2.41	11-1-2039	2,000,000	2,013,660
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	331,728
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	500,000	581,315
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	35,000	35,116
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,666,532
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	717,222
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	837,353
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	5,000,000	5,451,750
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue) ±	0.00	12-1-2038	1,000,000	1,187,950

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00%	6-15-2037	$2,000,000	$2,014,000
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,133,240
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	230,000	237,705
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,295,507
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	85,000	85,000
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	452,966
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	190,000	201,875
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2026	1,420,000	1,696,687
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	280,000	303,836
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,126,100
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	250,000	270,990
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,350,000	1,472,364
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2030	1,000,000	1,094,770
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2036	3,000,000	3,194,580
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2037	1,000,000	1,063,260
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,228,660
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,288,927
Reading PA Water Authority Series 2011 (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,408,550
State Public School Building Authority Harrisburg School District Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2023	1,710,000	1,972,263
State Public School Building Authority Series 2016A (Miscellaneous Revenue)	5.00	6-1-2036	4,715,000	4,988,847
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	6,000,000	5,983,200

				49,576,247

South Carolina : 0.78%

South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,091,930
South Carolina Public Service Authority Series C (Miscellaneous Revenue)	5.00	12-1-2030	3,010,000	3,297,846

				4,389,776

Tennessee : 0.98%

Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	2,500,000	2,365,125
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1 (Health Revenue) ±	1.55	11-15-2030	3,000,000	2,981,820
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	157,832

				5,504,777

Texas : 8.28%

Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,251,575
Arlington TX Permanent Import (GO Revenue)	5.00	8-15-2023	2,940,000	3,490,162
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,722,700
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,040,180
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,034,140
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,825,000	1,804,359
Dallas TX (GO Revenue)	5.00	2-15-2025	2,500,000	2,753,300
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	150,000	153,464

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

New Hope Cultural Educational Facilities Finance Corporation Series A (Education Revenue) 144A	5.00%	8-15-2026	$500,000	$509,995
North Texas Tollway Authority System Series A (Transportation Revenue)	5.00	1-1-2023	3,500,000	4,059,300
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	383,621
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,000,000	2,029,340
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,436,528
San Antonio TX Independent School District (GO Revenue) ±	2.00	8-1-2044	965,000	967,799
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	1.11	11-15-2029	5,605,000	5,605,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.16	7-1-2021	4,215,000	4,215,000
Texas Municipal Gas Acquisition & Supply Corporation Subordinate Lien Series C (Utilities Revenue) ±	2.21	12-15-2026	5,000,000	4,576,450
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	288,805
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,479,634
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	359,116
Texas Transportation Commission Highway (Miscellaneous Revenue)	5.00	4-1-2028	2,605,000	3,130,455
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	865,665
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	573,280

				46,729,868

Vermont : 0.75%

Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	291,942
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	107,229
Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	4.09	12-3-2035	500,000	525,155
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.78	6-2-2042	3,266,204	3,294,163

				4,218,489

Virgin Islands : 1.13%

Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)	5.00	10-1-2025	2,500,000	2,162,425
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2039	5,750,000	4,221,248

				6,383,673

Washington : 4.16%

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	5,500,000	6,006,220
King County WA Public Hospital District Series 2016 (GO Revenue)	5.00	12-1-2036	1,475,000	1,607,027
Washington HCFR Catholic Health Initiatives Series A (Health Revenue)	5.00	1-1-2029	1,300,000	1,479,543
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.91	1-1-2035	5,000,000	4,978,350
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.31	1-1-2035	3,000,000	3,000,060
Washington State Series D (GO Revenue)	5.00	2-1-2037	5,620,000	6,402,079

				23,473,279

Wisconsin : 2.25%

Wisconsin PFA Airport Facilities Series C (Airport Revenue)	5.00	7-1-2042	2,585,000	2,648,307
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,104,430

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Wisconsin PFA Lease Development KU Campus Development Project (Education Revenue)		5.00%	3-1-2046	$4,500,000	$4,944,330
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A		4.95	3-1-2030	1,370,000	1,391,468
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	1,115,000	1,090,957
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A		4.38	7-1-2025	535,000	534,235
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A		5.38	7-1-2035	1,000,000	982,800

					12,696,527

Total Municipal Obligations (Cost $555,001,670)					551,418,503

		Yield		Shares
Short-Term Investments : 1.57%

Investment Companies : 1.51%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.73%		8,488,796	8,493,889

				Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill (z)#		0.67	6-15-2017	$350,000	349,486

Total Short-Term Investments (Cost $8,843,394)					8,843,375

Total investments in securities (Cost $563,845,064)*	99.33%				560,261,878

Other assets and liabilities, net	0.67				3,760,275

Total net assets	100.00%				$564,022,153

¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $563,845,063 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,217,064
Gross unrealized losses	(12,800,249)

Net unrealized losses	$(3,583,185)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2017 (unaudited)

DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

13

Wells Fargo CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$551,418,503	$0	$551,418,503
Short-term investments
Investment companies	8,493,889	0	0	8,493,889
U.S. Treasury securities	349,486	0	0	349,486

	8,843,375	551,418,503	0	560,261,878
Futures contracts	23,438	0	0	23,438

Total assets	$8,866,813	$551,418,503	$0	$560,285,316

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended March 31, 2017, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2017	Unrealized gains
6-21-2017	JPMorgan	75 Short	U.S. Treasury Bonds	$11,313,281	$13,440

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 59.29%

Consumer Discretionary : 9.12%

Auto Components : 0.14%

Bridgestone Corporation	816	$33,005
Delphi Automotive plc	265	21,330
Pacific Industrial Company Limited	563	8,073
Stanley Electric Company Limited	838	23,899
Tokai Rika Company Limited	900	18,133
Toyo Tire & Rubber Company Limited	3,589	64,475
Toyota Industries Corporation	660	32,784
TS Tech Company Limited	795	21,366

		223,065

Automobiles : 0.11%

Chongqing Changchun Automobile Class B	26,850	37,313
Fuji Heavy Industries Limited	825	30,257
General Motors Company	591	20,898
Isuzu Motors Limited	1,925	25,461
Mazda Motor Corporation	1,055	15,191
Renault SA	278	24,150
Suzuki Motor Corporation	540	22,419

		175,689

Distributors : 0.01%
Paltac Corporation	608	16,930

Diversified Consumer Services : 0.12%

Kroton Educacional SA	12,003	50,917
New Oriental Education & Technology Group Incorporated ADR †	1,111	67,082
Service Corporation International (b)	2,214	68,368

		186,367

Hotels, Restaurants & Leisure : 2.03%

Caesars Acquisition Company Class A †	1,445	22,253
Caesars Entertainment Corporation †	1,671	15,958
Chipotle Mexican Grill Incorporated †	197	87,767
ClubCorp Holdings Incorporated (b)	3,471	55,710
Compass Group plc	2,851	53,795
Domino’s Pizza Group plc	5,297	20,494
Domino’s Pizza Incorporated	2,114	389,610
Dunkin Brands Group Incorporated (b)	6,917	378,222
Genting Singapore plc	27,425	19,998
H.I.S. Company Limited	1,504	35,124
Hilton Worldwide Holdings Incorporated	5,195	303,700
Hyatt Hotels Corporation Class A †	1,004	54,196
Ladbrokes Coral Group plc	11,154	18,056
Las Vegas Sands Corporation	1,105	63,062
Mandarin Oriental International Limited	13,385	17,401
McDonald’s Corporation (b)	3,551	460,245
MGM Resorts International (b)	22,944	628,666
OPAP SA	5,332	49,715
Panera Bread Company Class A †	263	68,872
Royal Caribbean Cruises Limited	1,874	183,858
Tosho Company Limited	188	7,979
Wynn Resorts Limited	247	28,309
Yum! Brands Incorporated	3,757	240,072

		3,203,062

Household Durables : 0.93%

Alpine Electronics Incorporated	1,060	15,244
Cairn Homes plc †	72,645	113,922
Casio Computer Company Limited	1,076	14,971

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Household Durables (continued)

Neinor Homes SA †	1,314	$23,340
Sekisui Chemical Company Limited	1,743	29,293
Sony Corporation	15,914	538,328
Whirlpool Corporation	4,238	726,097

		1,461,195

Internet & Direct Marketing Retail : 0.67%

Amazon.com Incorporated †	74	65,604
Ctrip.com International Limited ADR †	6,933	340,757
Expedia Incorporated	151	19,052
Netflix Incorporated †	509	75,235
Qliro Group AB †	8,117	11,640
Rakuten Incorporated	3,080	30,847
Start Today Company Limited	1,218	26,946
The Priceline Group Incorporated †	39	69,419
Wayfair Incorporated Class A †	10,506	425,388

		1,064,888

Leisure Products : 0.05%

Bandai Namco Holdings Incorporated	530	15,853
Sankyo Company Limited	472	15,771
Sega Sammy Holdings Incorporated	2,001	26,817
Universal Entertainment Corporation	512	16,372

		74,813

Media : 2.10%

CJ E&M Corporation	442	33,596
Clear Channel Outdoor Holdings Incorporated Class A	2,272	13,746
Comcast Corporation Class A (b)	15,718	590,840
DISH Network Corporation Class A †(b)	4,376	277,832
Grupo Televisa SA	6,750	34,972
M6 Metropole Television SA	1,165	26,000
Nippon Television Network Corporation	4,063	69,961
Septeni Holdings Company Limited	6,325	22,725
SES SA	5,249	122,100
Societe Television Francaise 1 SA	4,087	48,832
The Walt Disney Company	4,157	471,362
Time Warner Incorporated	13,215	1,291,238
Tribune Media Company Class A (b)	1,758	65,521
TV Asahi Corporation	835	15,780
Viacom Incorporated Class B	2,412	112,447
Wolters Kluwer NV	1,201	49,923
World Wrestling Entertainment Incorporated Class A	2,891	64,238

		3,311,113

Multiline Retail : 0.57%

Dollar General Corporation	11,825	824,557
Marks & Spencer Group plc	10,806	45,626
Ryohin Keikaku Company Limited	49	10,798
Seria Company Limited	362	15,608

		896,589

Specialty Retail : 2.04%

Advance Auto Parts Incorporated	494	73,240
Aoyama Trading Company Limited	515	17,671
AutoZone Incorporated †	810	585,671
CarMax Incorporated †(b)	5,159	305,516
Halfords Group plc	7,553	33,566
Hikari Tsushin Incorporated	222	21,696
Joyful Honda Company Limited	606	20,195
Lowe’s Companies Incorporated (b)	6,975	573,414
Nitori Holdings Company Limited	256	32,354

2

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)

Shimamura Company Limited	216	$28,540
The Home Depot Incorporated (b)	9,935	1,458,756
The TJX Companies Incorporated	797	63,027

		3,213,646

Textiles, Apparel & Luxury Goods : 0.35%

Crocs Incorporated †	5,024	35,520
Deckers Outdoor Corporation †	3,980	237,725
Geox SpA	11,660	29,331
Global Brands Group Holding Limited †	156,920	16,759
Nike Incorporated Class B	3,483	194,108
Seiren Company Limited	300	4,539
VF Corporation	556	30,563

		548,545

Consumer Staples : 5.15%

Beverages : 1.75%

Asahi Breweries Limited	545	20,600
Brown-Forman Corporation Class B	1,989	91,852
C&C Group plc	5,240	20,320
Coca-Cola HBC AG	1,127	29,102
Constellation Brands Incorporated Class A (b)	1,868	302,747
Davide Campari-Milano SpA	43,151	500,384
Diageo plc	2,733	78,191
Heineken NV	1,189	101,220
Molson Coors Brewing Company Class B	12,007	1,149,190
Monster Beverage Corporation †	6,236	287,916
PepsiCo Incorporated	515	57,608
The Coca-Cola Company	1,790	75,968
Vina Concha y Toro SA	8,077	13,709
Yantai Changyu Pioneer Wine Company Limited Class B	9,905	25,656

		2,754,463

Food & Staples Retailing : 0.90%

Ain Holdings Incorporated	217	14,638
Casey’s General Stores Incorporated	7,084	795,179
Costco Wholesale Corporation	2,092	350,807
J Sainsbury plc	19,321	63,980
Metro AG	1,341	42,889
Wal-Mart de Mexico SAB de CV	41,900	96,681
Walgreens Boots Alliance Incorporated	665	55,228

		1,419,402

Food Products : 1.15%

Chocoladefabriken Lindt & Sprungli AG	10	664,154
CJ Cheiljedang Corporation	88	27,778
Mead Johnson Nutrition Company	8,991	800,918
Nestle SA	4,217	323,543

		1,816,393

Household Products : 0.12%

Colgate-Palmolive Company	1,026	75,093
Lion Corporation	1,451	26,093
Reckitt Benckiser Group plc	497	45,369
The Procter & Gamble Company	372	33,424

		179,979

Personal Products : 0.11%

Ci:Z Holdings Company Limited	523	15,526

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Personal Products (continued)

Coty Incorporated Class A	2,886	$52,323
The Estee Lauder Companies Incorporated Class A	332	28,150
Unilever NV ADR	1,661	82,518

		178,517

Tobacco : 1.12%

Altria Group Incorporated	351	25,068
British American Tobacco plc	1,310	86,989
Japan Tobacco Incorporated	842	27,363
Reynolds American Incorporated (b)	25,816	1,626,924

		1,766,344

Energy : 6.33%

Energy Equipment & Services : 1.54%

Halliburton Company	26,887	1,323,109
Helmerich & Payne Incorporated	174	11,583
Hilong Holding Limited	73,620	16,104
Nabors Industries Limited	11,752	153,599
Saipem SpA †	87,592	39,760
TechnipFMC plc †	26,880	873,601
Trican Well Service Limited †	2,420	7,370

		2,425,126

Oil, Gas & Consumable Fuels : 4.79%

Anadarko Petroleum Corporation (b)	14,665	909,230
BP plc	21,422	122,805
Cabot Oil & Gas Corporation	749	17,909
Canadian Natural Resources Limited	600	19,674
Cobalt International Energy Incorporated †	2,366	1,262
Concho Resources Incorporated †	6,846	878,616
ConocoPhillips	5,062	252,442
Continental Resources Incorporated †	2,108	95,745
Devon Energy Corporation (b)	26,023	1,085,680
DHT Holdings Incorporated	4,037	18,045
Diamondback Energy Incorporated †	214	22,195
Eni SpA	6,302	103,198
EOG Resources Incorporated	612	59,701
Hess Corporation	350	16,874
Idemitsu Kosan Company Limited	351	12,201
Imperial Oil Limited	1,285	39,153
Japan Petroleum Exploration Company	870	19,919
Kinder Morgan Incorporated (b)	22,076	479,932
Marathon Petroleum Corporation	7,321	370,003
Newfield Exploration Company †	267	9,855
Parsley Energy Incorporated Class A †	36,615	1,190,354
Phillips 66 Company	7,748	613,797
Pioneer Natural Resources Company (b)	5,284	984,039
Royal Dutch Shell plc Class B	3,138	85,886
Southwestern Energy Company †	1,188	9,706
Statoil ASA	1,330	22,724
Total SA	2,280	115,328

		7,556,273

Financials : 7.78%

Banks : 4.42%

Banca Popolare dell’Emilia Romagna Scarl	7,645	38,169
Banco Comercial Portugues SA †	284,931	59,210
Banco Popular Espanol SA	29,997	29,121
Bank of America Corporation	59,256	1,397,849
Bank of Ireland †	280,309	70,273
Bank of Nova Scotia	679	39,769
Bank of the Ozarks Incorporated	4,625	240,546

4

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)

BNP Paribas SA	3,051	$203,198
CaixaBank SA	21,927	94,245
Citigroup Incorporated	14,677	877,978
Citizens Financial Group Incorporated	959	33,133
Comerica Incorporated	1,374	94,229
Eurobank Ergasias SA †	12,564	7,707
FinecoBank SpA	7,633	51,952
HDFC Bank Limited ADR	876	65,893
HSBC Holdings plc	19,136	156,057
ICICI Bank Limited ADR	7,993	68,740
ING Group NV	4,261	64,412
JPMorgan Chase & Company	12,046	1,058,120
Mitsubishi UFJ Financial Group Incorporated	12,826	80,610
PNC Financial Services Group Incorporated	1,341	161,242
Regions Financial Corporation (b)	38,305	556,572
Sberbank of Russia (a)	12,177	34,433
Sberbank of Russia ADR	4,000	46,120
Signature Bank †	7,168	1,063,660
Societe Generale SA	1,502	76,191
Standard Chartered plc †	6,454	61,698
Sumitomo Mitsui Trust Holdings Incorporated	425	14,735
The San-in Godo Bank Limited	1,955	15,664
UniCredit SpA	4,106	63,295
Western Alliance Bancorp †	2,813	138,090

		6,962,911

Capital Markets : 1.83%

Affiliated Managers Group Incorporated	8,246	1,351,849
ANIMA Holding SpA 144A	7,691	45,947
Credit Suisse Group ADR	26,997	400,635
GAM Holding AG	2,925	36,064
Guotai Junan Securities Company Limited H Shares †144A	5,000	10,294
Hellenic Exchanges SA Holding	2,832	13,958
Ichiyoshi Securities Company Limited	3,210	24,191
Intercontinental Exchange Incorporated	3,208	192,063
Julius Baer Group Limited	1,684	84,061
Moody’s Corporation	2,481	277,971
Nomura Holdings Incorporated	4,822	29,968
OM Asset Management plc	17,383	262,831
UBS Group AG	9,978	159,684

		2,889,516

Consumer Finance : 0.17%

Ally Financial Incorporated (b)	7,637	155,260
Capital One Financial Corporation	814	70,541
Santander Consumer USA Holdings Incorporated †	3,660	48,751

		274,552

Diversified Financial Services : 0.62%

Amundi SA	1,488	87,799
Berkshire Hathaway Incorporated Class B †	5,305	884,237

		972,036

Insurance : 0.73%

Ageas NV	1,536	60,038
AIA Group Limited	4,200	26,481
American International Group Incorporated	2,317	144,650
Assicurazioni Generali SpA	4,048	64,344
Chubb Limited	540	73,575
Coface SA	4,136	31,107
Dai Ichi Mutual Life Insurance	2,018	36,189
MetLife Incorporated	1,181	62,380
MS&AD Insurance Group Holdings Incorporated	1,350	42,926

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Insurance (continued)

Sony Financial Holdings Incorporated	1,417	$22,770
Storebrand ASA †	5,376	35,752
T&D Holdings Incorporated	2,209	32,065
Tokio Marine Holdings Incorporated	1,714	72,298
W.R. Berkley Corporation	4,706	332,385
Willis Towers Watson plc	543	71,073
Zurich Insurance Group AG	165	44,048

		1,152,081

Thrifts & Mortgage Finance : 0.01%
Genworth Mortgage Insurance	6,789	16,287

Health Care : 3.78%

Biotechnology : 0.28%

Alder Biopharmaceuticals Incorporated †	456	9,485
Biogen Incorporated	358	97,885
Celgene Corporation †	977	121,568
Incyte Corporation †	944	126,184
Ionis Pharmaceuticals Incorporated †	379	15,236
Regeneron Pharmaceuticals Incorporated †	121	46,889
Vertex Pharmaceuticals Incorporated †	205	22,417

		439,664

Health Care Equipment & Supplies : 1.20%

Align Technology Incorporated †	566	64,926
Becton Dickinson & Company (b)	4,920	902,525
Boston Scientific Corporation †	4,216	104,852
Dentsply Sirona Incorporated	8,002	499,645
IDEXX Laboratories Incorporated †	1,138	175,946
Medtronic plc	912	73,471
Shandong Weigao Group Medical Polymer Company Limited H Shares	35,375	25,309
Steris plc	520	36,119

		1,882,793

Health Care Providers & Services : 1.25%

Acadia Healthcare Company Incorporated †	599	26,116
AmerisourceBergen Corporation	150	13,275
Cardinal Health Incorporated	1,286	104,874
Envision Healthcare Corporation †	447	27,410
McKesson Corporation	529	78,429
Medipal Holdings Corporation	1,490	23,368
UnitedHealth Group Incorporated	7,223	1,184,644
Universal Health Services Incorporated Class B (b)	4,091	509,125

		1,967,241

Health Care Technology : 0.02%
Agfa-Gevaert NV †	6,069	29,698

Life Sciences Tools & Services : 0.23%

Mettler-Toledo International Incorporated †	373	178,633
Thermo Fisher Scientific Incorporated	1,231	189,082

		367,715

Pharmaceuticals : 0.80%

Allergan plc	1,686	402,819
Almirall SA	1,811	29,405
Astellas Pharma Incorporated	2,273	29,931
AstraZeneca plc	3,018	185,754
AstraZeneca plc ADR	1,913	59,571
Bristol-Myers Squibb Company	2,672	145,303
Johnson & Johnson	617	76,847

6

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)

Kaken Pharmaceutical Company Limited	376	$21,244
Merck & Company Incorporated	1,071	68,051
Mylan NV †	1,255	48,932
Novartis AG	1,381	102,508
Ono Pharmaceutical Company Limited	1,981	41,006
Roche Holding AG	157	40,094
Teva Pharmaceutical Industries Limited ADR	427	13,702

		1,265,167

Industrials : 7.25%

Aerospace & Defense : 1.20%

Airbus Group NV	12,544	954,534
Cobham plc	56,433	94,038
Leonardo-Finmeccanica SpA †	5,771	81,820
Lockheed Martin Corporation	2,258	604,241
Qinetiq Group plc	16,854	58,915
Ultra Electronics Holdings plc	1,803	46,806
United Technologies Corporation	416	46,679

		1,887,033

Air Freight & Logistics : 1.37%

FedEx Corporation	10,364	2,022,535
PostNL †	13,201	62,359
United Parcel Service Incorporated Class B	754	80,904

		2,165,798

Airlines : 0.14%

Air France-KLM †	7,287	55,178
Air New Zealand Limited	14,701	25,351
Deutsche Lufthansa AG	3,976	64,472
Japan Airlines Company Limited	1,620	51,308
SAS AB †	12,861	20,524

		216,833

Building Products : 0.86%

Assa Abloy AB Class B	2,131	43,830
Compagnie de Saint-Gobain SA	3,739	191,999
Fortune Brands Home & Security Incorporated	8,067	490,877
Johnson Controls International plc	13,336	561,712
Sanwa Holdings Corporation	6,245	58,450

		1,346,868

Commercial Services & Supplies : 0.14%

Aeon Delight Company Limited	728	22,854
Atento SA †	2,175	19,901
KAR Auction Services Incorporated	2,954	129,001
Nippon Kanzai Company Limited	1,470	23,714
Steelcase Incorporated Class A	1,600	26,800

		222,270

Construction & Engineering : 0.10%

Hazama Ando Corporation	5,210	35,052
JGC Corporation	921	16,008
Kinden Corporation	1,805	25,195
Nippo Corporation	1,041	19,739
Taisei Corporation	2,345	17,083
Vinci SA	638	50,570

		163,647

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Electrical Equipment : 0.56%

Denyo Company Limited	1,450	$21,933
Eaton Corporation plc	209	15,497
Legrand SA	1,190	71,752
Mitsubishi Electric Corporation	1,813	26,007
Rockwell Automation Incorporated	4,232	658,965
Schneider Electric SE	568	41,586
Ushio Incorporated	1,013	12,802
Zumtobel Group AG	1,874	36,125

		884,667

Industrial Conglomerates : 0.14%

Honeywell International Incorporated	284	35,463
Koninklijke Philips NV	1,120	36,000
Rheinmetall AG	1,757	147,382

		218,845

Machinery : 0.74%

Alstom SA †	5,547	165,780
Daifuku Company Limited	1,499	37,364
FANUC Corporation	91	18,653
Fortive Corporation	821	49,441
Harmonic Drive Systems Incorporated	958	30,161
Hino Motors Limited	1,694	20,496
Komatsu Limited	796	20,745
Makita Corporation	466	16,324
Mitsubishi Heavy Industries Limited	6,730	26,997
Shinmaywa Industries Limited	1,213	11,582
SMC Corporation	85	25,134
Tadano Limited	1,094	12,765
Takuma Company Limited	2,643	25,853
The Middleby Corporation †	418	57,036
The Timken Company	8,750	395,500
Toshiba Machine Company Limited	3,040	12,342
Xylem Incorporated	4,812	241,659

		1,167,832

Marine : 0.04%

DS Norden AS †	1,706	34,543
Kuehne & Nagel International AG	239	33,763

		68,306

Professional Services : 0.52%

Adecco SA	581	41,270
Experian Group Limited plc	3,114	63,517
Hays plc	21,811	42,903
IHS Markit Limited †	840	35,238
Nielsen Holdings plc	11,991	495,348
Nomura Company Limited	473	8,332
Recruit Holdings Company Limited	352	17,959
SThree plc	1,990	7,848
TechnoPro Holdings Incorporated	692	26,697
Temp Holdings Company Limited	561	10,451
TransUnion †	1,599	61,322

		810,885

Road & Rail : 1.28%

Avis Budget Group Incorporated †(b)	1,354	40,051
Canadian National Railway Company	1,020	75,289
CSX Corporation	4,394	204,541
DSV AS	1,172	60,671
Genesee & Wyoming Incorporated Class A †	515	34,948
Hitachi Transport System Limited	680	14,128

8

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Road & Rail (continued)

J.B. Hunt Transport Services Incorporated	2,475	$227,057
Knight Transportation Incorporated	1,176	36,868
Localiza Rent a Car SA	3,890	51,778
Old Dominion Freight Line Incorporated	3,513	300,607
Union Pacific Corporation (b)	9,203	974,782

		2,020,720

Trading Companies & Distributors : 0.15%

Fastenal Company	1,136	58,504
Itochu Corporation	2,847	40,405
Rexel SA	6,130	111,302
SIG plc	23,262	32,438

		242,649

Transportation Infrastructure : 0.01%
Hamburger Hafen und Logistik AG	932	17,444

Information Technology : 12.21%

Communications Equipment : 0.43%

Acacia Communications Incorporated †	450	26,379
ARRIS International plc †	496	13,119
Cisco Systems Incorporated	732	24,742
Juniper Networks Incorporated (b)	16,260	452,516
Nokia Oyj	19,251	103,301
Telefonaktiebolaget LM Ericsson Class B	9,295	62,031

		682,088

Electronic Equipment, Instruments & Components : 0.39%

Alps Electric Company Limited	1,258	35,651
Amano Corporation	727	14,516
Flextronics International Limited †	24,631	413,801
Hosiden Corporation	1,515	14,221
Largan Precision Company Limited	280	44,110
Samsung SDI Company Limited	416	51,335
Siix Corporation	406	16,338
WPG Holdings Company Limited	15,100	18,961
Yaskawa Electric Corporation	474	9,512

		618,445

Internet Software & Services : 2.89%

Alibaba Group Holding Limited ADR †	7,959	858,219
Alphabet Incorporated Class A †	475	402,705
Alphabet Incorporated Class C †(b)	1,477	1,225,260
Baidu Incorporated ADR †	129	22,255
Dena Company Limited	555	11,262
Envestnet Incorporated †	625	20,188
Facebook Incorporated Class A †	4,449	631,981
GMO Internet Incorporated	608	7,187
Just Eat plc †	6,530	46,307
Mimecast Limited †	1,310	29,331
SMS Company Limited	760	19,271
Tencent Holdings Limited	1,723	49,396
Yahoo! Incorporated †(b)	24,383	1,131,615
Yandex NV Class A †	4,485	98,344

		4,553,321

IT Services : 1.71%

Accenture plc Class A	578	69,291
Alliance Data Systems Corporation	238	59,262
Amdocs Limited	370	22,566

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
IT Services (continued)

Automatic Data Processing Incorporated	598	$61,229
Cerved Information Solutions SpA	8,875	85,826
Cognizant Technology Solutions Corporation Class A †(b)	24,038	1,430,741
CSRA Incorporated	7,925	232,123
MasterCard Incorporated Class A	5,351	601,827
NETS AS †	1,964	31,684
Sopra Steria Group	259	36,928
Visa Incorporated Class A	642	57,055

		2,688,532

Semiconductors & Semiconductor Equipment : 1.36%

Advanced Micro Devices Incorporated †	33,392	485,854
Broadcom Limited	1,526	334,133
Cavium Incorporated †	600	42,996
Intel Corporation	9,063	326,902
Kontron AG †	3,848	12,323
Marvell Technology Group Limited	40,188	613,269
Microchip Technology Incorporated	537	39,620
Micron Technology Incorporated †	1,545	44,651
QUALCOMM Incorporated	808	46,331
Renesas Electronics Corporation †	1,316	13,795
Silicon Motion Technology Corporation ADR	521	24,357
Skyworks Solutions Incorporated	385	37,722
STMicroelectronics NV	1,775	27,116
Taiwan Semiconductor Manufacturing Company Limited	4,900	30,522
Tokyo Electron Limited	319	34,828
Tokyo Seimitsu Company Limited	665	20,936

		2,135,355

Software : 3.16%

Dell Technologies Incorporated Class V †	497	31,848
Microsoft Corporation	20,251	1,333,731
Nintendo Company Limited	167	38,754
Nuance Communications Incorporated †(b)	34,180	591,656
Oracle Corporation (b)	9,638	429,951
PTC Incorporated †(b)	11,975	629,286
Salesforce.com Incorporated †	7,263	599,125
ServiceNow Incorporated †	521	45,572
Symantec Corporation	12,222	374,971
The Descartes Systems Group Incorporated †	1,333	30,542
Verint Systems Incorporated †(b)	10,208	442,772
VMware Incorporated Class A †(b)	3,344	308,116
Workday Incorporated Class A †	1,544	128,584

		4,984,908

Technology Hardware, Storage & Peripherals : 2.27%

Apple Incorporated	514	73,841
Catcher Technology Company Limited	8,080	79,888
HP Incorporated (b)	72,424	1,294,941
NetApp Incorporated	25,610	1,071,779
Samsung Electronics Company Limited	50	92,104
Western Digital Corporation (b)	11,785	972,616

		3,585,169

Materials : 4.98%

Chemicals : 3.09%

Akzo Nobel NV	830	68,826
Celanese Corporation Series A	404	36,299
Daicel Chemical Industries Limited	1,330	16,020
Ingevity Corporation †	6,733	409,703
JSR Corporation	1,387	23,385
LG Chem Limited	98	25,764
Nissan Chemical Industries Limited	475	13,824

10

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Chemicals (continued)

Platform Specialty Products Corporation †	4,941	$64,332
PPG Industries Incorporated	222	23,328
Praxair Incorporated	5,412	641,863
The Sherwin-Williams Company	11,079	3,436,595
Valvoline Incorporated	4,694	115,238

		4,875,177

Construction Materials : 0.95%

Buzzi Unicem SpA	1,570	40,197
CRH plc	1,554	54,824
CRH plc - London Exchange	2,121	74,673
Ibstock plc 144A	18,229	47,414
LafargeHolcim Limited - BATS Exchange	3,715	219,566
Martin Marietta Materials Incorporated	2,743	598,660
Sumitomo Osaka Cement Company	6,495	27,011
Taiheiyo Cement Corporation	6,665	22,271
Vicat SA	461	32,734
Vulcan Materials Company	2,669	321,561
Wienerberger AG	2,633	55,841

		1,494,752

Containers & Packaging : 0.78%

Ardagh Group SA †	2,855	62,696
Ball Corporation	8,635	641,235
Berry Plastics Group Incorporated †(b)	6,767	328,673
International Paper Company	1,436	72,920
Smurfit Kappa Group plc	3,082	81,441
WestRock Company	849	44,173

		1,231,138

Metals & Mining : 0.15%

Anglo American plc †	2,798	42,751
Centerra Gold Incorporated	700	4,027
Constellium NV Class A †	844	5,486
Franco-Nevada Corporation	59	3,865
Glencore International plc †	6,489	25,459
Klondex Mines Limited †	3,624	14,143
Lonmin plc †	2,542	2,707
Randgold Resources Limited ADR	241	21,034
Reliance Steel & Aluminum Company	461	36,889
Rio Tinto plc ADR	178	7,241
Salzgitter AG	1,008	36,491
Sumitomo Metal Mining Company Limited	846	12,033
Yamato Kogyo Company Limited	725	18,703

		230,829

Paper & Forest Products : 0.01%
Kapstone Paper & Packaging Corporation	652	15,061

Real Estate : 0.75%

Equity REITs : 0.33%

American Tower Corporation	766	93,100
Equinix Incorporated	138	55,251
Grivalia Properties Real Estate Investment Company	5,830	50,999
Hibernia REIT plc	57,982	77,010
Host Hotels & Resorts Incorporated	1,546	28,848
Irish Residential Properties REIT plc	27,990	37,026
LaSalle Logiport REIT	28	25,930
National Storage REIT NPV	27,166	29,679
Public Storage Incorporated	352	77,056
Simon Property Group Incorporated	139	23,912

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Equity REITs (continued)

STORE Capital Corporation	1,111	$26,531

		525,342

Real Estate Management & Development : 0.42%

BR Malls Participacoes SA †	6,603	30,562
CBRE Group Incorporated Class A †	8,632	300,307
Corporacion Inmobiliaria Vesta SAB de CV	22,010	30,542
Daito Trust Construction Company Limited	188	25,828
Daiwa House Industry Company Limited	1,325	38,037
Grand City Properties SA	7,362	135,360
LEG Immobilien AG	593	48,610
Realogy Holdings Corporation	677	20,168
Sumitomo Real Estate Sales Company Limited	764	24,602

		654,016

Telecommunication Services : 1.66%

Diversified Telecommunication Services : 1.35%

BT Group plc	20,233	80,664
Cellnex Telecom SA	23,394	386,205
Hellenic Telecommunications Organization SA	7,513	70,531
KT Corporation ADR	1,910	32,145
Nippon Telegraph & Telephone Corporation	2,820	120,369
Sunrise Communications Group AG 144A	1,707	128,666
Telecom Italia RSP	21,164	15,443
Telecom Italia SpA †	13,606	12,236
Telefonica SA	3,525	39,429
Verizon Communications Incorporated (b)	25,528	1,244,490

		2,130,178

Wireless Telecommunication Services : 0.31%

KDDI Corporation	2,520	66,141
Orange Belgium SA †	1,283	27,429
VEON Limited ADR	95,177	388,322

		481,892

Utilities : 0.28%

Electric Utilities : 0.07%

Iberdrola SA	8,707	62,280
Power Assets Holdings Limited	4,865	41,942

		104,222

Gas Utilities : 0.02%

ENN Energy Holdings Limited	1,939	10,916
Infraestructura Energetica Nova SAB de CV	3,290	15,719
UGI Corporation	234	11,560

		38,195

Multi-Utilities : 0.19%

E.ON SE	16,967	134,866
Engie SA	3,347	47,417
National Grid plc	4,872	61,865
RWE AG †	1,751	29,019
Veolia Environnement SA	1,570	29,411

		302,578

Total Common Stocks (Cost $80,308,165)		93,457,055

12

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 1.72%

Consumer Discretionary : 0.39%

Hotels, Restaurants & Leisure : 0.11%

Caesars Entertainment Operating Company Incorporated (s)	9.00%	2-15-2020	$83,602	$97,188
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	35,000	27,213
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	49,197	55,838

				180,239

Multiline Retail : 0.16%

Neiman Marcus Group Limited 144A	8.00	10-15-2021	370,000	222,784
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	40,000	22,500

				245,284

Specialty Retail : 0.12%

Guitar Center Incorporated 144A	6.50	4-15-2019	195,000	163,800
New Albertsons Incorporated	8.70	5-1-2030	25,000	24,750

				188,550

Consumer Staples : 0.30%

Food & Staples Retailing : 0.30%
Rite Aid Corporation 144A	6.13	4-1-2023	485,000	480,756

Financials : 0.64%

Insurance : 0.64%
Ambac Assurance Corporation 144A	5.10	6-7-2020	828,226	1,010,436

Industrials : 0.39%

Aerospace & Defense : 0.19%
DynCorp International Incorporated	11.88	11-30-2020	315,414	301,220

Machinery : 0.20%

Apex Tool Group 144A	7.00	2-1-2021	340,000	307,700

Total Corporate Bonds and Notes (Cost $2,697,843)				2,714,185

Foreign Corporate Bonds and Notes @: 0.12%

Consumer Discretionary : 0.12%

Textiles, Apparel & Luxury Goods : 0.12%
Boardriders SA (EUR)	9.50	12-15-2020	193,000	183,244

Total Foreign Corporate Bonds and Notes (Cost $191,083)				183,244

			Shares
Investment Companies : 2.17%

Alternative Investment Funds : 2.17%

AQR Managed Futures Strategy Fund Class I			370,132	3,416,322

Total Investment Companies (Cost $3,653,105)				3,416,322

13

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.46%

Puerto Rico : 0.46%

Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)(s)	5.13%	7-1-2037	$95,000	$56,169
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)(s)	5.00	7-1-2033	80,000	47,100
Puerto Rico Public Buildings Authority Government Facilities Series T (Miscellaneous Revenue) (i)(s)	5.60	7-1-2030	646,000	425,553
Puerto Rico Sales Tax Financing Corporation Series A (Tax Revenue) (i)	6.13	8-1-2028	5,000	3,036
Puerto Rico Sales Tax Financing Corporation Series A (Tax Revenue) (i)	6.13	8-1-2030	15,000	9,104
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	110,000	66,700
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	90,000	54,572
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	70,000	42,449
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	15,000	9,094
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2031	10,000	6,068
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2038	10,000	6,064

Total Municipal Obligations (Cost $811,340)				725,909

Non-Agency Mortgage-Backed Securities : 7.86%

American Home Mortgage Investment Corporation Series 2006-1 Class A2 ±	1.36	3-25-2046	2,426,677	990,880
Bear Stearns Alternative A-paper Trust Series 2006-3 Class 34A1 ±	3.21	5-25-2036	1,833,239	1,108,466
BNC Mortgage Loan Trust Series 2007-4 Class A2 ±	2.48	11-25-2037	2,500,000	1,142,042
Carrington Mortgage Loan Trust Series 06-NC4 Class A3 ±	1.14	10-25-2036	3,250,000	2,370,339
Citi Held for Asset Issuance Series 16-MP1 Class A 144A	4.65	4-15-2025	582,573	590,357
Citi Held for Asset Issuance Series 16-MP1 Class B 144A	7.67	4-15-2025	915,000	967,613
Credit-Based Asset Servicing and Securitization LLC Series 07-CB4 Class A1B ±	0.96	4-25-2037	8,000,000	2,463,531
JPMorgan Chase Real Estate Mortgage Investment Conduit Series 2015-4 Class 1A7 144A±	0.97	6-26-2047	3,170,364	972,268
Lehman Mortgage Trust Series 2008-4 Class A1 ±	1.36	1-25-2037	889,549	414,081
Merrill Lynch Alternative Note Series 2007-OAR2 Class A2 ±	0.99	4-25-2037	2,382,377	1,372,916

Total Non-Agency Mortgage-Backed Securities (Cost $12,458,805)				12,392,493

		Expiration date	Shares
Participation Notes : 1.46%

Financials : 0.78%

Banks : 0.78%

HSBC Bank plc (Alinma AB) †		1-22-2018	307,132	1,230,068

Materials : 0.68%

Chemicals : 0.68%

Merrill Lynch International & Company CV (Saudi Basic Industries Corporation) †		2-12-2020	41,859	1,080,657

Total Participation Notes (Cost $2,125,435)				2,310,725

	Dividend yield
Preferred Stocks : 0.08%

Consumer Discretionary : 0.02%

Automobiles : 0.02%
Volkswagen AG ±	1.55		163	23,753

14

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Dividend yield		Shares	Value
Financials : 0.00%

Thrifts & Mortgage Finance : 0.00%

FHLMC †	0.00%		350	$2,170
FHLMC †	0.00		194	1,009
FHLMC †	0.00		368	1,987
FNMA †	0.00		309	1,662
				6,828

Industrials : 0.04%

Transportation Infrastructure : 0.04%
Uber Technologies Incorporated †(a)(i)	0.00		1,216	59,307

Utilities : 0.02%

Water Utilities : 0.02%
Companhia de Saneamento do Parana ±	5.55		10,250	36,015

Total Preferred Stocks (Cost $77,419)				125,903

	Strike price	Expiration date	Contracts
Purchased Call Options : 0.01%
Hewlett-Packard Incorporated	$18	6-16-2017	21,000	16,590

Total Purchased Call Options (Cost $13,239)				16,590

Purchased Put Options : 0.10%
Amphenol Corporation (a)	70	7-21-2017	4,900	10,014
Equinix Incorporated (a)	370	6-16-2017	500	2,981
Infosys Limited (a)	14	4-21-2017	36,000	1,470
iShares Russell 2000 ETF	131	4-21-2017	37,000	12,580
S&P 500 Index	2,100	6-16-2017	1,500	10,125
S&P 500 Index	2,025	9-15-2017	1,700	27,200
S&P 500 Index	1,975	12-15-2017	1,700	41,820
S&P 500 Index (a)	2,175	3-16-2018	600	45,120

Total Purchased Put Options (Cost $464,906)				151,310

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 0.91%

Energy : 0.41%

Oil, Gas & Consumable Fuels : 0.41%
Weatherford International Limited	7.00	3-15-2038	$675,000	653,063

Health Care : 0.50%

Pharmaceuticals : 0.50%

Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	95,000	76,475
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	495,000	381,150
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	315,000	285,075
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	50,000	43,125

				785,825

Total Yankee Corporate Bonds and Notes (Cost $1,323,160)				1,438,888

	Yield		Shares
Short-Term Investments : 17.57%

Investment Companies : 16.18%

Wells Fargo Government Money Market Select Class (l)(u)	0.63%		25,496,095	25,496,095

15

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 1.39%

U.S. Treasury Bill #(z)	0.73%	6-15-2017	$2,195,000	$2,191,778

Total Short-Term Investments (Cost $27,687,735)				27,687,873

			Shares
Securities Sold Short: (20.42%)

Common Stocks : (14.45%)

Consumer Discretionary : (1.89%)

Auto Components : (0.31%)

Delphi Automotive plc			(3,127)	(251,692)
Lear Corporation			(1,680)	(237,854)

				(489,546)

Automobiles : (0.50%)

Bayerische Motoren Werke AG			(2,694)	(245,752)
Toyota Motor Corporation ADR			(5,048)	(548,314)

				(794,066)

Hotels, Restaurants & Leisure : (0.28%)

Chipotle Mexican Grill Incorporated †			(954)	(425,026)
Domino’s Pizza Incorporated			(58)	(10,689)

				(435,715)

Household Durables : (0.26%)

Electrolux AB Series B			(4,927)	(136,967)
Lennar Corporation Class A			(5,514)	(282,262)

				(419,229)

Internet & Direct Marketing Retail : (0.08%)

Netflix Incorporated †			(874)	(129,186)

Multiline Retail : (0.10%)

Dollar Tree Incorporated †			(149)	(11,691)
Kohl’s Corporation			(1,651)	(65,726)
Nordstrom Incorporated			(1,701)	(79,216)

				(156,633)

Specialty Retail : (0.08%)

Burlington Stores Incorporated †			(151)	(14,691)
Ross Stores Incorporated			(263)	(17,324)
The Gap Incorporated			(3,633)	(88,246)

				(120,261)

Textiles, Apparel & Luxury Goods : (0.28%)

Nike Incorporated Class B			(3,464)	(193,049)
The Swatch Group AG			(697)	(249,602)

				(442,651)

Consumer Staples : (1.94%)

Beverages : (0.14%)
Constellation Brands Incorporated Class A			(1,365)	(221,226)

Food & Staples Retailing : (0.17%)
Wal-Mart Stores Incorporated			(3,690)	(265,975)

16

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Food Products : (0.79%)

General Mills Incorporated	(6,745)	$(398,022)
Hormel Foods Corporation	(11,458)	(396,791)
The Kraft Heinz Company	(4,975)	(451,780)

		(1,246,593)

Household Products : (0.26%)
The Procter & Gamble Company	(4,464)	(401,090)

Tobacco : (0.58%)
British American Tobacco plc ADR	(13,810)	(915,879)

Energy : (3.30%)

Energy Equipment & Services : (1.42%)

Baker Hughes Incorporated	(8,368)	(500,574)
National Oilwell Varco Incorporated	(21,441)	(859,570)
Schlumberger Limited	(11,174)	(872,689)

		(2,232,833)

Oil, Gas & Consumable Fuels : (1.88%)

Apache Corporation	(5,962)	(306,387)
Chevron Corporation	(4,239)	(455,141)
Conocophillips	(755)	(37,652)
EOG Resources Incorporated	(5,806)	(566,375)
Exxon Mobil Corporation	(3,248)	(266,368)
Hess Corporation	(673)	(32,445)
Marathon Oil Corporation	(25,232)	(398,666)
Noble Energy Incorporated	(898)	(30,837)
Occidental Petroleum Corporation	(13,694)	(867,652)

		(2,961,523)

Financials : (0.23%)

Capital Markets : (0.23%)
T Rowe Price Group Incorporated	(5,341)	(363,989)

Industrials : (1.18%)

Aerospace & Defense : (0.40%)

The Boeing Company	(813)	(143,787)
United Technologies Corporation	(4,297)	(482,166)

		(625,953)

Industrial Conglomerates : (0.36%)

3M Company	(993)	(189,991)
General Electric Company	(12,512)	(372,858)

		(562,849)

Machinery : (0.05%)
Caterpillar Incorporated	(828)	(76,805)

Road & Rail : (0.26%)

Kansas City Southern	(1,820)	(156,086)

Road & Rail (continued)

Union Pacific Corporation	(2,346)	(248,488)

		(404,574)

Trading Companies & Distributors : (0.11%)
W.W. Grainger Incorporated	(789)	(183,648)

17

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Information Technology : (5.14%)

Electronic Equipment, Instruments & Components : (1.09%)

Amphenol Corporation Class A	(7,955)	$(566,157)
Corning Incorporated	(42,618)	(1,150,686)

		(1,716,843)

Internet Software & Services : (0.58%)

Alibaba Group Holding Limited ADR †	(6,141)	(662,184)
MercadoLibre Incorporated	(1,044)	(220,775)
Yahoo! Incorporated	(5,450)	(25,162)

		(908,121)

IT Services : (1.52%)

Accenture plc Class A	(3,416)	(409,510)
Infosys Limited ADR	(58,084)	(917,727)
International Business Machines Corporation	(6,188)	(1,077,578)

		(2,404,815)

Semiconductors & Semiconductor Equipment : (0.30%)
Intel Corporation	(13,359)	(481,859)

Software : (1.55%)

Activision Blizzard Incorporated	(14,748)	(735,335)
Adobe Systems Incorporated †	(3,411)	(443,873)
Electronic Arts Incorporated †	(6,254)	(559,858)
Oracle Corporation	(3,769)	(168,135)
Workday Incorporated Class A †	(6,391)	(532,242)

		(2,439,443)

Technology Hardware, Storage & Peripherals : (0.10%)
Seagate Technology plc	(3,340)	(153,406)

Real Estate : (0.63%)

Equity REITs : (0.63%)

Digital Realty Trust Incorporated	(5,053)	(537,589)
Equinix Incorporated	(1,139)	(456,021)

		(993,610)

Telecommunication Services : (0.14%)

Diversified Telecommunication Services : (0.14%)
AT&T Incorporated	(5,376)	(223,373)

Total Common Stocks - Securities Sold Short (Proceeds $(22,635,643))		(22,771,694)

Exchange-Traded Funds : (5.97%)

Consumer Discretionary Select Sector SPDR Fund ETF	(5,275)	(463,936)
Consumer Staples Select Sector SPDR Fund ETF	(16,677)	(910,231)
Health Care Select Sector SPDR Fund ETF	(3,800)	(282,568)
Industrial Select Sector SPDR Fund ETF	(5,183)	(337,206)
iShares MSCI Brazil Capped ETF	(7,336)	(274,807)
SPDR S&P 500 ETF	(23,350)	(5,504,529)
Technology Select Sector SPDR Fund ETF	(24,290)	(1,294,900)
VanEck Vectors Semiconductor ETF	(4,410)	(351,521)

Total Exchange-Traded Funds - Securities Sold Short (Proceeds $(9,014,326))		(9,419,698)

Total Securities Sold Short (Proceeds $(31,649,969))		(32,191,392)

18

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2017 (unaudited)

		Value
Total investments in securities (excluding securities sold short) (Cost $131,812,235)*	91.75%	$144,620,497
Total securities sold short (Proceeds $(31,649,969))	(20.42%)	(32,191,392)
Other assets and liabilities, net	28.67	45,188,729

Total net assets	100.00%	$157,617,834

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
@	Foreign bond principal is denominated in the local currency of the issuer.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $133,899,377 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,869,733
Gross unrealized losses	(4,148,613)

Net unrealized gains	$10,721,120

Abbreviations:

ADR	American depositary receipt
CHF	Swiss franc
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
JPY	Japanese yen
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SEK	Swedish krona
SPDR	Standard & Poor’s Depositary Receipts

19

Wells Fargo Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options and swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases put or call options, amounts equal to the premiums paid are recorded as the cost of the investments and subsequently marked-to-market daily with the difference between the premiums paid and the market value of the purchased options being recorded as unrealized gains or losses. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$14,375,902	$0	$0	$14,375,902
Consumer staples	8,115,098	0	0	8,115,098
Energy	9,981,399	0	0	9,981,399
Financials	12,232,950	34,433	0	12,267,383
Health care	5,952,278	0	0	5,952,278
Industrials	11,433,797	0	0	11,433,797
Information technology	19,247,818	0	0	19,247,818
Materials	7,846,957	0	0	7,846,957
Real estate	1,179,358	0	0	1,179,358
Telecommunication services	2,612,070	0	0	2,612,070
Utilities	444,995	0	0	444,995
Corporate bonds and notes	0	2,714,185	0	2,714,185
Foreign corporate bonds and notes	0	183,244	0	183,244
Investment companies	3,416,322	0	0	3,416,322
Municipal obligations	0	725,909	0	725,909

Non-Agency mortgage-backed securities	0	12,392,493	0	12,392,493
Participation notes
Financials	0	1,230,068	0	1,230,068
Materials	0	1,080,657	0	1,080,657
Preferred stocks
Consumer discretionary	23,753	0	0	23,753
Financials	0	6,828	0	6,828
Industrials	0	0	59,307	59,307
Utilities	36,015	0	0	36,015
Purchased call options	0	16,590	0	16,590
Purchased put options	0	151,310	0	151,310
Yankee corporate bonds and notes	0	1,438,888	0	1,438,888
Short-term investments
Investment companies	25,496,095	0	0	25,496,095
U.S. Treasury securities	2,191,778	0	0	2,191,778

	124,586,585	19,974,605	59,307	144,620,497

Forward foreign currency contracts	0	6,330	0	6,330
Futures contracts	89,501	0	0	89,501
Total return swap contracts	0	122,377	0	122,377

Total assets	$124,676,086	$20,103,312	$59,307	$144,838,705

Liabilities
Securities sold short
Common stocks
Consumer discretionary	$2,987,287	$0	$0	$2,987,287
Consumer staples	3,050,763	0	0	3,050,763
Energy	5,194,356	0	0	5,194,356
Financials	363,989	0	0	363,989
Industrials	1,853,829	0	0	1,853,829
Information technology	8,104,487	0	0	8,104,487
Real estate	993,610	0	0	993,610
Telecommunication services	223,373	0	0	223,373
Exchange-traded funds	9,419,698	0	0	9,419,698
Forward foreign currency contracts	0	107,712	0	107,712
Futures contracts	296,123	0	0	296,123
Total return swap contracts	0	9,515	0	9,515
Written options	0	54,271	0	54,271

Total liabilities	$32,487,515	$171,498	$0	$32,659,013

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing was used in pricing certain foreign securities at the previous period end but was not used at March 31, 2017. As a result, long positions valued at $10,826,587 and securities in short positions valued at $249,602 were transferred from Level 2 to Level 1. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

For the nine months ended March 31, 2017, the Fund entered into futures contracts for speculative purposes.

At March 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2017	Unrealized gains (losses)
4-21-2017	Morgan Stanley	5 Long	Amsterdam Index	$515,200	$7,298
4-21-2017	Morgan Stanley	9 Long	CAC 40 Index	460,395	11,853
4-21-2017	Morgan Stanley	6 Long	IBEX 35 Index	624,768	33,654
4-27-2017	Morgan Stanley	11 Short	Hang Seng Index	13,272,050	15,216
6-8-2017	Morgan Stanley	36 Short	Euro-Bund Futures	5,811,120	(12,901)
6-8-2017	Morgan Stanley	23 Long	TOPIX Index	347,875,000	(49,604)
6-8-2017	Morgan Stanley	7 Short	TOPIX Index	105,875,000	18,836
6-15-2017	Morgan Stanley	70 Long	10-Year Australian Treasury Bonds	8,991,352	127,372
6-15-2017	Morgan Stanley	2 Long	S&P/TSX 60 Index	364,840	1,222
6-15-2017	Morgan Stanley	27 Long	SPI 200 Index	3,947,400	52,351
6-16-2017	Morgan Stanley	3 Long	DAX Index	924,713	24,821
6-16-2017	Morgan Stanley	67 Short	Euro STOXX 50 Index	2,295,420	(61,594)
6-16-2017	Morgan Stanley	35 Long	FTSE 100 Index	2,546,425	(4,874)
6-16-2017	Morgan Stanley	9 Short	FTSE 100 Index	654,795	1,226
6-16-2017	Morgan Stanley	1 Long	FTSE MIB Index	100,255	5,044
6-16-2017	Morgan Stanley	15 Short	MSCI EAFE Index	1,336,500	(27,294)
6-16-2017	Morgan Stanley	23 Short	MSCI EM Index	1,105,610	(38,629)
6-16-2017	Morgan Stanley	15 Short	Russell 2000 Index	1,038,300	(14,023)
6-16-2017	Morgan Stanley	56 Short	S&P 500 E-Mini Index	6,605,760	18,976
6-16-2017	Morgan Stanley	8 Short	S&P 500 E-Mini Index	943,680	3,763
6-19-2017	Morgan Stanley	85 Short	British Pound Futures	6,670,375	(193,750)
6-19-2017	Morgan Stanley	57 Short	Euro FX Futures	7,639,425	(82,824)
6-19-2017	Morgan Stanley	18 Short	New Zealand Dollar Futures	1,259,820	(9,569)
6-20-2017	Morgan Stanley	13 Short	Canadian Dollar Futures	979,290	(8,460)
6-21-2017	Morgan Stanley	29 Long	10-Year Canadian Treasury Bonds	3,982,280	8,174
6-21-2017	Morgan Stanley	70 Long	10-Year U.S. Treasury Notes	8,719,375	(24,656)
6-28-2017	Morgan Stanley	52 Short	Long Gilt Bonds	6,634,160	(91,349)

As of March 31, 2017, in addition to securities held as collateral, the Fund had $484,682 on deposit at the prime broker for open futures contracts.

During the nine months ended March 31, 2017, the Fund entered into forward foreign currency contracts for speculative purposes. At March 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
6-21-2017	Morgan Stanley	1,193,000 SEK	$133,640	$133,118	$522
6-21-2017	Morgan Stanley	14,000 CHF	14,042	14,115	(73)
6-21-2017	Morgan Stanley	64,000 CHF	64,191	64,268	(77)
6-21-2017	Morgan Stanley	18,000 CHF	18,054	18,270	(216)
6-21-2017	Morgan Stanley	24,777 EUR	26,529	26,789	(260)
6-21-2017	Morgan Stanley	24,000 CHF	24,071	24,503	(432)
6-21-2017	Morgan Stanley	66,810 CHF	67,009	67,505	(496)
6-21-2017	Morgan Stanley	48,000 CHF	48,143	48,770	(627)
6-21-2017	Morgan Stanley	147,000 CHF	147,436	149,198	(1,762)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to Deliver	U.S. Value at March 31, 2017	In Exchange for U.S. $	Unrealized gains (losses)
4-18-2017	Morgan Stanley	179,000 EUR	$191,075	$191,301	$226
6-21-2017	BNP Paribas	206,504,000 JPY	1,860,507	1,819,266	(41,241)
6-21-2017	Citibank	2,462,000 EUR	2,636,151	2,612,994	(23,157)
6-21-2017	JPMorgan	756,000 GBP	948,961	921,889	(27,072)
6-21-2017	Morgan Stanley	18,000 CHF	18,054	18,153	99
6-21-2017	Morgan Stanley	681,478 CHF	683,507	681,208	(2,299)
6-21-2017	Morgan Stanley	679,000 CHF	681,021	675,925	(5,096)
6-21-2017	Morgan Stanley	165,000 EUR	176,671	179,118	2,447
6-21-2017	Morgan Stanley	966,000 EUR	1,034,331	1,035,629	1,298
6-21-2017	Morgan Stanley	51,000 EUR	54,608	55,208	600
6-21-2017	Morgan Stanley	545,442 EUR	584,024	584,467	443
6-21-2017	Morgan Stanley	28,000 EUR	29,981	30,238	257
6-21-2017	Morgan Stanley	24,000 EUR	25,698	25,872	174
6-21-2017	Morgan Stanley	19,000 EUR	20,344	20,511	167
6-21-2017	Morgan Stanley	59,000 EUR	63,173	63,270	97
6-21-2017	Morgan Stanley	21,261,275 JPY	191,554	186,650	(4,904)

During the nine months ended March 31, 2017, the Fund entered into written options for speculative purposes. Open put options written at Month 31, 2017 were as follow for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Strike price	Value
6-16-2017	Credit Suisse	S&P 500 Index	9 Short	$1,950	$(2,565)
9-15-2017	Merrill Lynch Pierce Fenner & Smith Incorporated	S&P 500 Index	17 Short	1,800	(10,217)
12-15-2017	Merrill Lynch Pierce Fenner & Smith Incorporated	S&P 500 Index	17 Short	1,750	(19,258)
3-16-2018	Morgan Stanley	S&P 500 Index	6 Short	1,950	(22,231)

As of March 31, 2017, the Fund had segregated $111,633 as cash collateral for written options.

During the nine months ended March 31, 2017, the Fund entered into total return swap contracts for speculative purposes. At March 31, 2017, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
4-16-2018	$665,477	Morgan Stanley	In an agreement dated 10-17-2016, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Time Warner Incorporated.	$(5,739)

4-16-2018	790,670	Morgan Stanley	In an agreement dated 10-17-2016, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Yahoo! incorporated.	(1,700)

9-3-2018	141,322	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Hitachi Limited.	28,668

9-3-2018	151,170	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Komatsu Limited.	39,663

9-3-2018	157,706	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Mitsubishi Heavy Industries Limited.	(2,076)

9-3-2018	164,054	Morgan Stanley	In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Taisei Corporation.	18,606

9-3-2018	158,789	Morgan Stanley	In an agreement dated 11-15-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM +40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity The Dai-ichi Life Insurance Company.	20,352

10-22-2018	37,056	Morgan Stanley	In an agreement dated 10-17-2016, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	1,917

10-22-2018	68,401	Morgan Stanley	In an agreement dated 10-17-2016, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	10,688

2-13-2019	93,388	Morgan Stanley	In an agreement dated 2-16-2017, the Fund makes monthly payments of 1 Month EUR LIBOR +60. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	2,483

As of March 31, 2017, the Fund had $633,600 on deposit at the prime broker for total return swaps.

Wells Fargo Global Long/Short Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 64.17%

Brazil : 0.62%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)(b)	8,022	$68,508

Canada : 2.00%

Lundin Mining Corporation (Materials, Metals & Mining)(b)	38,977	219,527

China : 4.77%

China Everbright Limited (Financials, Capital Markets)	40,000	80,705
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	18,500	202,461
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	106,548
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	26,700	69,915
YY Incorporated (Information Technology, Internet Software & Services) (b)†	1,377	63,493

		523,122

France : 2.60%

Compagnie de Saint-Gobain SA (Industrials, Building Products)(b)	5,547	284,841

Germany : 9.78%

Metro AG (Consumer Staples, Food & Staples Retailing)	8,575	274,251
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	830	162,390
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,163	265,320
SAP SE (Information Technology, Software)	1,892	185,651
Siemens AG (Industrials, Industrial Conglomerates)	1,343	183,960

		1,071,572

Hong Kong : 1.45%

Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	180,000	158,425

Italy : 2.27%

Eni SpA (Energy, Oil, Gas & Consumable Fuels)	10,356	169,583
Prysmian SpA (Industrials, Electrical Equipment)	3,004	79,412

		248,995

Japan : 10.84%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)(a)(b)	9,000	217,664
Daiwa Securities Group Incorporated (Financials, Capital Markets)	33,000	200,940
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	221,885
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	36,400	228,771
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	5,000	106,620
Nomura Holdings Incorporated (Financials, Capital Markets)	34,200	212,548

		1,188,428

Malaysia : 0.73%

Bumiputra Commerce Holdings Berhad (Financials, Banks)	63,400	79,797

Netherlands : 4.12%

Koninklijke Philips NV (Industrials, Industrial Conglomerates)	7,550	242,677
NN Group NV (Financials, Insurance)	6,442	209,503

		452,180

Norway : 0.97%

DNB Nor ASA (Financials, Banks)	6,675	105,806

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Global Long/Short Fund

Security name			Shares	Value
Russia : 1.93%

Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			19,200	$211,776

South Korea : 1.44%

Hana Financial Group Incorporated (Financials, Banks)			4,783	158,036

Switzerland : 3.32%

Novartis AG (Health Care, Pharmaceuticals)(b)			3,533	262,246
Zurich Insurance Group AG (Financials, Insurance)(b)			382	101,979

				364,225

United Kingdom : 8.37%

Capita plc (Industrials, Professional Services)(b)			5,471	38,694
Man Group plc (Financials, Capital Markets)			88,499	163,327
Smiths Group plc (Industrials, Industrial Conglomerates)(b)			12,262	248,728
United Business Media plc (Consumer Discretionary, Media)			17,914	171,588
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)(b)			84,290	219,768
Wolseley plc (Industrials, Trading Companies & Distributors)			1,197	75,286

				917,391

United States : 8.96%

Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services)(b)			1,574	83,217
American International Group Incorporated (Financials, Insurance)(b)			3,278	204,646
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)(b)			1,498	215,203
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)(b)			6,808	281,375
Mead Johnson Nutrition Company (Consumer Staples, Food Products)(b)			314	27,971
Merck & Company Incorporated (Health Care, Pharmaceuticals)(b)			1,087	69,068
Pfizer Incorporated (Health Care, Pharmaceuticals)(b)			2,951	100,954

				982,434

Total Common Stocks (Cost $6,540,551)				7,035,063

		Expiration date
Participation Notes : 1.07%

United Kingdom : 1.07%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)(b)†		12-4-2024	2,090	117,218

Total Participation Notes (Cost $53,236)				117,218

	Strike price		Contracts
Purchased Put Options : 0.00%
S&P 500 Index	$217	4-21-2017	27	351

Total Purchased Put Options (Cost $6,804)				351

Short-Term Investments : 33.91%

	Yield		Shares
Investment Companies : 33.91%

Wells Fargo Government Money Market Select Class (l)(u)	0.63%		3,716,879	3,716,879

Total Short-Term Investments (Cost $3,716,879)				3,716,879

2

Wells Fargo Global Long/Short Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Shares	Value
Securities Sold Short : (14.14%)

Common Stocks : (6.86%)

France : (1.01%)

Peugeot SA (Consumer Discretionary, Automobiles)	(5,489)	$(110,526)

Japan : (1.43%)

Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	(1,200)	(13,172)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	(521)	(35,332)
Marubeni Corporation (Industrials, Trading Companies & Distributors)	(5,500)	(33,866)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	(1,000)	(29,192)
Odakyu Electric Railway Company (Industrials, Road & Rail)	(1,000)	(19,456)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	(3,000)	(26,246)

		(157,264)

Netherlands : (1.11%)

Unilever NV (Consumer Staples, Personal Products)	(2,453)	(121,867)

Philippines : (0.17%)

PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	(580)	(18,653)

Switzerland : (2.37%)

Nestle SA (Consumer Staples, Food Products)	(1,986)	(152,373)
Schindler Holding AG (Industrials, Machinery)	(553)	(106,995)

		(259,368)

Thailand : (0.27%)

Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	(37,300)	(30,122)

United States : (0.50%)

Eaton Vance Corporation (Financials, Capital Markets)	(1,018)	(45,769)
Franklin Resources Incorporated (Financials, Capital Markets)	(208)	(8,765)

		(54,534)

Exchange-Traded Funds : (7.28%)

United States : (7.28%)

iShares Europe ETF	(1,470)	(61,520)
iShares MSCI EAFE ETF	(3,282)	(204,436)
iShares MSCI EMU ETF	(1,426)	(53,689)
iShares MSCI Philippines ETF	(1,782)	(60,873)
iShares MSCI Singapore Capped ETF	(2,251)	(51,345)
iShares MSCI Switzerland Capped ETF	(3,633)	(116,183)
iShares MSCI Thailand Capped ETF	(1,414)	(110,278)
Wisdomtree Japan Hedged Equity ETF	(2,762)	(139,812)

		(798,136)

Total Securities Sold Short (Proceeds $(1,524,181))		(1,550,470)

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Global Long/Short Fund

		Value
Total investments in securities (excluding securities sold short) (Cost $10,317,470)*	99.15%	$10,869,511
Total securities sold short (Proceeds ($1,524,181))	(14.14%)	(1,550,470)
Other assets and liabilities, net	14.99	1,643,493

Total net assets	100.00%	$10,962,534

(b)	All or a portion of this security is segregated as collateral for securities sold short.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $10,318,013 and unrealized gains (losses) consists of:

Gross unrealized gains	$909,903
Gross unrealized losses	(358,405)

Net unrealized gains	$551,498

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
PCL	Public Company Limited
plc	Public limited company

4

Wells Fargo Global Long/Short Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security.

Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases put or call options, amounts equal to the premiums paid are recorded as the cost of the investments and subsequently marked-to-market daily with the difference between the premiums paid and the market value of the purchased options being recorded as unrealized gains or losses. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$68,508	$0	$0	$68,508
Canada	219,527	0	0	219,527
China	523,122	0	0	523,122
France	284,841	0	0	284,841
Germany	1,071,572	0	0	1,071,572
Hong Kong	158,425	0	0	158,425
Italy	248,995	0	0	248,995
Japan	970,764	217,664	0	1,188,428
Malaysia	79,797	0	0	79,797
Netherlands	452,180	0	0	452,180
Norway	105,806	0	0	105,806
Russia	211,776	0	0	211,776
South Korea	158,036	0	0	158,036
Switzerland	364,225	0	0	364,225
United Kingdom	917,391	0	0	917,391
United States	982,434	0	0	982,434
Participation notes	0	117,218	0	117,218
China
Purchased put options	0	351	0	351
Short-term investments
Investment companies	3,716,879	0	0	3,716,879

Total assets	$10,534,278	$335,233	$0	$10,869,511

Liabilities
Securities sold short
Common stocks
France	110,526	0	0	110,526
Japan	157,264	0	0	157,264
Netherlands	121,867	0	0	121,867
Philippines	18,653	0	0	18,653
Switzerland	259,368	0	0	259,368
Thailand	30,122	0	0	30,122
United States	54,534	0	0	54,534
Exchange-traded funds
United States	798,136	0	0	798,136
Forward foreign currency contracts	$0	$5,512	$0	$5,512

Total liabilities	$1,550,470	$5,512	$0	$1,555,982

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing was used in pricing certain foreign securities at the previous period end but was not used at March 31, 2017. As a result, long positions valued at $4,498,095 and securities in short positions valued at $527,158 were transferred from Level 2 to Level 1. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the nine months ended March 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes. At March 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2017	In exchange for U.S. $	Unrealized losses
5-31-2017	Morgan Stanley	574,000 EUR	$613,939	$611,382	$(2,557)
6-15-2017	Morgan Stanley	221,200 EUR	236,772	236,712	(60)
6-22-2017	Morgan Stanley	184,400 GBP	231,473	228,578	(2,895)

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 101.32%

California : 95.74%

Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00%	9-1-2018	$1,225,000	$1,160,108
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,915,337
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,073,250
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,154,130
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,325,932
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2017	155,000	157,892
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2018	475,000	509,043
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2020	1,605,000	1,864,063
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,179,062
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,254,488
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	899,570
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	788,838
Association of Bay Area Governments Finance Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,001,833
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	544,125
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	456,519
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	628,051
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	851,331
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,029,540
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,610,985
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,058,450
Brentwood CA Infrastructure Financing Authority Subordinate Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	1,950,000	1,974,434
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,002,234
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,049,673
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,219,206
California (GO Revenue) ±	4.00	12-1-2027	9,015,000	9,062,960
California (GO Revenue)	5.00	10-1-2021	6,795,000	7,808,474
California (GO Revenue)	5.00	9-1-2022	2,240,000	2,613,341
California (GO Revenue)	5.00	11-1-2022	2,500,000	2,925,250
California (GO Revenue)	5.00	9-1-2023	10,730,000	12,708,827
California (GO Revenue)	5.00	10-1-2023	8,400,000	9,962,652
California (GO Revenue)	5.25	10-1-2022	2,750,000	3,249,043
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	381,311
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	402,808
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	435,496
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	855,000	917,586

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Department of Water Resources Central Valley Project Water System Series AM (Water & Sewer Revenue) ##	5.00%	12-1-2017	$6,595,000	$6,781,177
California Economic Recovery Refunding Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	3,992,204
California Educational Facilities Authority Revenue Loma Linda University Series A (Education Revenue)	5.00	4-1-2024	550,000	642,802
California Educational Facilities Authority Revenue Loma Linda University Series A (Education Revenue)	5.00	4-1-2026	325,000	381,046
California Health Facilities Financing Authority Revenue Providence Health & Services Series B (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	1.01	8-1-2035	5,250,000	5,250,000
California Health Facilities Financing Authority Sutter Health Series B (Health Revenue, Deutsche Bank LIQ) 144Aø	1.09	8-15-2042	5,000,000	5,000,000
California Health Facilities Financing El Camino Hospital (Health Revenue)	5.00	2-1-2025	1,000,000	1,179,270
California Health Facilities Financing Refunding Lucile Packard Stanford Hospital Series A (Health Revenue)	5.00	8-15-2027	450,000	542,327
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	570,000	605,916
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	749,287
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,508,080
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	215,176
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,190,990
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,856,422
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,042,920
California Infrastructure & Economic Development Bank Goodwill Industries of Sacramento Valley & Northern Nevada Project Series A (Industrial Development Revenue) 144A	4.13	1-1-2027	1,380,000	1,348,702
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC) ø	0.86	11-1-2026	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC) ø	0.86	11-1-2026	7,000,000	7,000,000
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	856,254
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	840,921
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	576,350
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	552,471
California Municipal Finance Authority Palmdale Aerospace Academy Project (Education Revenue) 144A	4.00	7-1-2026	2,000,000	1,999,900
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,623,150
California Municipal Finance Authority Revenue Community Medical Centers Series A (Health Revenue)	5.00	2-1-2025	1,000,000	1,158,430
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,069,340
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,019,680
California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,315,384
California PFA Nccd-Claremont Properties LLC University Housing Project Series A (Housing Revenue) %%	5.00	7-1-2027	825,000	914,909
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	5,990,000	5,990,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,374,970
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	430,000	440,281
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,682,606
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,748,355
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	582,785

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00%	12-1-2019	$1,000,000	$1,099,360
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,406,238
California Refunding Various Purpose Bidding Group C (GO Revenue)	5.00	9-1-2027	8,500,000	10,196,600
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	350,000	373,891
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,712,246
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2023	800,000	891,632
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	392,578
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	422,580
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2026	500,000	524,915
California School Infrastructure Financing Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,475,617
California State Index Floating Rate Series E (GO Revenue) ±	1.38	12-1-2029	5,000,000	5,000,750
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	939,072
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	757,943
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	520,000	523,583
California Statewide CDA Episcopal Communities and Services (Health Revenue)	4.00	5-15-2017	450,000	451,701
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	1.25	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	564,470
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	451,726
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	576,670
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,014,040
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	412,512
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	273,750
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	235,855
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	229,554
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	232,346
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,735,000	1,891,289
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,206,136
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,000,820
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	400,000	409,716
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,004,530
California Statewide Community Monterey County G O Savers Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,578,322
California Statewide Community Refunding Lancer Educational Student Housing (Housing Revenue) 144A	4.00	6-1-2017	500,000	501,475
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	400,000
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	412,872
California Statewide Index Floating Rate Bonds Series B (GO Revenue) ±	1.31	12-1-2031	2,500,000	2,510,850
California Statewide Refunding Various Purpose (GO Revenue)	5.00	8-1-2025	3,500,000	4,220,440

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00%	8-1-2024	$350,000	$354,998
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2025	350,000	354,998
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2026	375,000	380,355
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2027	300,000	304,284
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	417,980
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	305,604
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	554,499
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	862,660
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	971,955
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	692,208
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,537,788
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,738,722
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	2,917,175
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,009,390
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,097,308
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	439,363
Central California Unified School District Refunding (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	542,315
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	457,248
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	871,755
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	389,385
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,108,435
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	775,599
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	818,489
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,657,096
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,452,487
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,106,070
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	437,306
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,061,884
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	1,690,000	1,373,294
Compton CA Community College District (GO Revenue)	5.00	7-1-2017	1,225,000	1,237,311
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	2,000,000	1,937,720
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	2,000,000	2,000,040
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	3,070,049
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,514,535
Cotati Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,536,034
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,409,350
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	335,312
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	460,405
Desert Sands CA Unified School District Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,773,390
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	223,251

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2021	$250,000	$285,830
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	289,520
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,382,256
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,490,420
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	478,843
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	495,476
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,039,250
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,149,131
El Monte CA Union High School Refunding (GO Revenue)	5.00	6-1-2021	1,315,000	1,493,446
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,194,691
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,116,010
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,619,855
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,395,000	2,775,230
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,203,606
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,085,220
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,110,940
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,418,863
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,440,188
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	8,835,925
Former Inglewood CA Redevelopment Refunding Subordinate Lien Merged Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,168,930
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,195,000	1,259,494
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,131,340
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,009,848
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	570,859
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	633,943
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	705,924
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	415,700
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	453,735
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	848,509
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,496,224
Golden CA Tobacco Securitization Asset Series A1 (Tobacco Revenue)%%	5.00	6-1-2026	2,500,000	2,920,700
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	137,144
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	157,539
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	165,000	164,295
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	707,432
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	740,435
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	776,520
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	578,280
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	944,225

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00%	8-1-2019	$2,875,000	$3,067,539
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	559,035
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,531,654
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	832,071
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,374,741
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	905,888
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	963,866
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	357,376
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	389,280
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	425,262
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	444,446
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	611,017
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,035,215
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,170,881
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	924,092
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,248,003
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,160,932
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	643,207
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	708,572
Lancaster CA Redevelopment Agency Refunding Combined Redevelopment Project Areas (Tax Revenue, AGM Insured) %%	5.00	8-1-2024	870,000	1,020,614
Lancaster CA Redevelopment Agency Refunding Combined Redevelopment Project Areas (Tax Revenue, AGM Insured) %%	5.00	8-1-2029	400,000	462,620
Lee Lake CA PFA Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,637,577
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,110,720
Los Angeles CA Department Water & Power System Subordinate Series A-7 (Utilities Revenue, Citibank NA SPA) ø	0.74	7-1-2035	3,500,000	3,500,000
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	1,912,518
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,149,238
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,354,138
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	475,000	482,942
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	559,390
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	1,928,025
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,708,729
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,766,975
Los Angeles County CA Regional MonteCedro Incorporated Project Series B1 (Health Revenue)	3.00	11-15-2021	380,000	380,593
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	599,939
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,016,696
Lynwood CA Unified School District BAN Series A (GO Revenue)	5.00	8-1-2017	3,000,000	3,040,950
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,141,961

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00%	6-1-2017	$1,085,000	$1,088,743
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	580,311
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,114,204
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	615,141
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	644,186
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	556,985
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	762,882
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	814,469
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	865,302
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	507,425
Mount Sanitary Antonio CA Community CAB College District (GO Revenue) %%¤	0.00	4-1-2022	10,000,000	8,987,200
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	883,033
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2017	955,000	964,092
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,055,217
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,045,580
Newhall CA School District BAN School Facilities Improvement (GO Revenue) ¤##	0.00	8-1-2017	9,000,000	8,975,250
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,483,435
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,184,906
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	295,859
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	375,774
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	630,032
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	660,400
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	697,866
Oak Valley CA Hospital District Refunding (GO Revenue)	4.00	7-1-2020	500,000	538,010
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2021	950,000	1,075,486
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2022	750,000	862,208
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2023	755,000	880,209
Oakland CA Successor Agency Refunding Subordinate Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,341,189
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2017	2,250,000	2,281,770
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	877,860
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	723,102
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	428,014
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	384,248
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	210,728
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,178,375
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,218,458
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,266,472
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,247
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	836,011
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,375,874
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,294,592

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00%	9-2-2018	$415,000	$422,819
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	481,878
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	687,084	710,108
Palomar CA Community College District CAP Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2017	880,000	877,518
Palomar Pomerado Health California Health System CAB (GO Revenue, National Insured) ¤	0.00	8-1-2017	2,000,000	1,993,280
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	671,648
Pioneers Memorial Healthcare District California Refunding (GO Revenue)	4.00	10-1-2017	810,000	820,822
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,151,652
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2021	2,000,000	2,270,180
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,509,311
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	914,901
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,143,790
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	614,829
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	665,256
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2026	400,000	467,556
Pomona CA PFA Unrefunded Balance Merfed Redevelopment Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,581
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,651,383
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2017	625,000	629,563
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	770,349
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	356,943
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	323,772
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	202,347
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,310,292
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	917,554
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2017	495,000	500,371
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	460,063
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	339,201
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	434,139
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	506,929
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	980,513
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,803,099
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	498,428
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	962,020
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,798,676
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	834,835

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00%	5-1-2020	$795,000	$852,423
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	903,193
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	240,000	229,193
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	895,178
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	919,310
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,150,454
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	556,810
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	930,000
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,123,238
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,300,786
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	930,571
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	883,299
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	942,352
Sacramento CA Regional Transportation District Farebox (Transportation Revenue)	5.00	3-1-2019	500,000	537,115
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,697,450
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,092,440
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	300,000	304,554
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,181,920
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	2,991,543
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	621,836
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	350,368
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	206,216
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	893,478
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	522,625
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	596,392
San Francisco City & County CA RDFA Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A(i)	3.00	8-1-2021	4,000,000	4,021,720
San Francisco City & County CA RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	555,585
San Francisco City & County CA RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	431,944
San Francisco City & County CA RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	1,155,000	1,161,722
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2021	275,000	311,190
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2022	500,000	574,215
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2023	1,000,000	1,160,070
San Jose CA Airport Revenue Refunding AMT Series A (Airport Revenue) %%	5.00	3-1-2022	1,750,000	2,000,723
San Jose CA Airport Revenue Series B-AMG-CR (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	1.16	9-1-2030	3,900,000	3,900,000

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50%	3-1-2018	$4,350,000	$4,526,523
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,226,786
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,638,998
San Jose CA Libraries & Parks Project (GO Revenue)	5.00	9-1-2017	715,000	721,893
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,037,970
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,006,780
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,005
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	887,560
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,670,283
San Jose CA Union Elementary School District Series B (GO Revenue)	3.00	9-1-2017	1,000,000	1,009,110
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	106,975
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	109,771
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	458,053
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,039,250
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	244,950
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	305,737
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	286,333
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	262,886
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,246,020
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,020,731
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,152,508
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,277,264
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,095,150
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,715,792
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,576,180
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	162,348
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	142,683
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	190,832
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	503,326
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	680,813
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,118,370
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	762,443
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2017	220,000	222,103
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2018	230,000	237,878
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2019	225,000	237,287
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2021	345,000	372,797

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Sierra Kings CA Health Care Refunding (GO Revenue)	4.00%	8-1-2022	$425,000	$461,784
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2023	405,000	440,579
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2024	420,000	457,552
Simi Valley CA Unified School District Refunding and Capital Improvement Project (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	200,000	202,464
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	342,953
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	780,232
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2017	1,485,000	1,494,950
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	3,000,000	2,997,090
South Western CA Community College District Refunding (GO Revenue)	5.00	8-1-2020	1,250,000	1,401,450
South Western CA Community College District Refunding (GO Revenue)	5.00	8-1-2021	2,710,000	3,113,384
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2017	300,000	301,995
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	893,342
Southern CA Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2026	1,000,000	1,146,230
Southern CA Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2027	1,000,000	1,144,900
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	407,808
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	428,626
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,211,056
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	460,000
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	415,352
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	622,056
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	771,345
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	571,109
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,555,140
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	180,882
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	351,878
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	345,645
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	308,540
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	174,723
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	451,834
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	513,076

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00%	10-1-2023	$470,000	$548,217
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	407,209
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	276,715
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	536,553
Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,732,153
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	150,000	151,394
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	275,000	282,728
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	295,000	307,821
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	150,000	151,007
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	280,000	285,569
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	300,000	308,829
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,504,870
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	848,912
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,887,512
Sweetwater CA Union High School District PFA Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,633,125
Sweetwater CA Union High School District PFA Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,085,220
Sweetwater CA Union High School District PFA Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	707,984
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	398,279
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	415,222
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	886,226
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,260,375
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	575,000	576,898
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2025	1,000,000	1,155,270
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	409,463
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	568,813
University of California Series AF (Education Revenue, Deutsche Bank LIQ) 144Aø	1.03	5-15-2036	5,250,000	5,250,000
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	11,821,100
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,176,720
Vacaville CA Redevelopment Agency Tax Allocation Refunding Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2020	600,000	666,564
Vacaville CA Redevelopment Agency Tax Allocation Refunding Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2021	600,000	681,054
Vacaville CA Redevelopment Agency Tax Allocation Refunding Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,209,758
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	788,947
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	377,734
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	410,164

12

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	10-1-2022	$665,000	$767,197
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,433
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,502,700
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,143,078
Ventura County CA PFA Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	412,208
Ventura County CA PFA Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	282,463
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	272,210
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	276,000
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	389,438
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	565,915
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,135,901
Washington Township CA Health Refunding Series A (Health Revenue)	5.00	7-1-2023	600,000	678,132
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2017	325,000	328,448
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	597,822
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	271,401
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	280,016
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	294,103
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	322,173
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	577,165
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,930,540
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	619,951
Yuba City CA Redevelopment Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	897,998

				670,897,275

Guam : 0.32%

Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2022	400,000	445,052
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,768,560

				2,213,612

New York : 3.36%

New York City NY Transitional Finance Authority Subordinate Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	1.10	11-1-2022	3,300,000	3,300,000
New York HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC) ø	1.04	5-1-2048	2,500,000	2,500,000
New York NY Adjusted Subordinate Series A6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	1.16	11-1-2026	11,400,000	11,400,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.10	8-1-2031	2,000,000	2,000,000
New York NY Transitional Finance Authority Subordinate Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	1.16	11-1-2022	4,315,000	4,315,000

				23,515,000

Puerto Rico : 0.64%

Puerto Rico HFA Subordinate Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2017	2,045,000	2,095,287
Puerto Rico HFA Subordinate Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,324,088

13

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)

Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)		5.00%	12-1-2019	$1,000,000	$1,044,650

					4,464,025

Texas : 1.14%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø		1.15	12-1-2039	8,000,000	8,000,000

Virgin Islands : 0.12%

Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)		5.00	10-1-2025	1,000,000	864,970

Total Municipal Obligations (Cost $697,113,887)					709,954,882

		Yield		Shares
Short-Term Investments : 0.24%

Investment Companies : 0.24%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.73		1,696,430	1,697,448

Total Short-Term Investments (Cost $1,697,448)					1,697,448

Total investments in securities (Cost $698,811,335)*	101.56%				711,652,330

Other assets and liabilities, net	(1.56)				(10,930,205)

Total net assets	100.00%				$700,722,125

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $698,811,032 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,213,039
Gross unrealized losses	(1,371,741)

Net unrealized gains	$12,841,298

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation

14

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
SPA	Standby purchase agreement

15

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$709,954,882	$0	$709,954,882
Short-term investments
Investment companies	1,697,448	0	0	1,697,448

Total assets	$1,697,448	$709,954,882	$0	$711,652,330

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.79%

California : 96.92%

ABC Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,477,140
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,137,921
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,913,512
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,705,107
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	210,230
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,067,080
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	940,000	918,953
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	4,887,938
Alisal CA Unified School District CAB Election of 2006 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	1,105,000	1,101,586
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,845,796
Anaheim CA Housing & Public Improvements Authority Series A (Water & Sewer Revenue)	5.00	10-1-2046	2,000,000	2,233,460
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,364,474
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,623,500
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,347,790
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,337,740
Antelope Valley CA Healthcare District Refunding Bond Series A (Health Revenue)	5.25	3-1-2036	3,000,000	3,030,930
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,600,150
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,238,832
Bay Area CA Toll Authority Toll Bridge Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,288,960
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,745,560
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,014,902
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,366,245
California (GO Revenue)	5.00	8-1-2025	100,000	100,350
California (GO Revenue)	5.00	8-1-2046	10,000,000	11,355,600
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,378,660
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,014
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,588,950
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,225,730
California Educational Facilities Authority Loma Linda University Series A (Education Revenue)	5.00	4-1-2042	2,645,000	2,920,926
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	941,475
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	2,055,669
California Golden Empire Schools Financing Authority Kern High School District Project (Miscellaneous Revenue) ±	1.41	5-1-2017	5,000,000	5,000,000
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,520,000	2,534,591

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California HFFA Adventist Health System West Series B (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.80%	9-1-2038	$12,350,000	$12,350,000
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,381,060
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,436,200
California HFFA El Camino Hospital (Health Revenue)	5.00	2-1-2035	3,000,000	3,345,090
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,105,763
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,124,160
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	4,993,425
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	108,176
California HFFA Refunding Bond Cedars Sinai Medical Center Series B (Health Revenue)	4.00	8-15-2039	10,500,000	10,597,860
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,532,264
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC) ø	0.86	11-1-2026	15,140,000	15,140,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC) ø	0.86	11-1-2026	11,700,000	11,700,000
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,410,580
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	4.00	11-1-2021	850,000	866,388
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,095,735
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,650,172
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,095,880
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A (Health Revenue)	5.00	2-1-2047	4,000,000	4,359,640
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,019,680
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A	5.00	7-1-2041	1,250,000	1,259,113
California Municipal Financing Authority University of the Pacific Program (Education Revenue)	5.00	11-1-2048	1,750,000	1,919,155
California PFA Nccd-Claremont Properties LLC University Housing Project Series A (Housing Revenue) %%	5.00	7-1-2047	1,950,000	2,040,558
California PFA Refunding Bond Henry Mayo Newhall Hospital (Health Revenue)	5.00	10-15-2037	500,000	534,815
California PFA Refunding Bond Henry Mayo Newhall Hospital (Health Revenue)	5.00	10-15-2047	4,000,000	4,229,960
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	15,310,000	15,310,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	27,135,000	27,135,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	14,500,000	14,500,000
California Prerefunded Bond (GO Revenue)	5.25	3-1-2038	1,535,000	1,596,738
California Prerefunded Bond (GO Revenue)	5.25	8-1-2038	985,000	1,041,332
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,455,929
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,757,680
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,587,560
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,461,234
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	25,774,950
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,359,560
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,393,889
California Refunding Bond (GO Revenue)	5.00	9-1-2034	1,975,000	2,267,201
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	493,064

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	5.00%	8-1-2035	$2,525,000	$2,643,953
California School Finance Authority KIPP Louisiana School Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,048,120
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	615,000	616,894
California State University Systemwide Refunding Bond Series A (Education Revenue)	4.00	11-1-2045	2,975,000	3,050,178
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,742,850
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,940,000	2,974,692
California Statewide CDA Certificate of Participation Internext Group (Health Revenue)	5.38	4-1-2017	100,000	100,000
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	1,880,505
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,132,260
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	2,000,000	2,259,600
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,452,563
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,725,570
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,707,480
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,824,940
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,275,000	1,325,822
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	270,000	281,418
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,000,410
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,870,051
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,734
California Statewide Index Floating Rate Refunding Notes Series B (GO Revenue) ±	1.31	12-1-2031	2,500,000	2,510,850
California University Systemwide Refunding Bond Series A (Education Revenue)	4.00	11-1-2038	8,000,000	8,315,040
California University Systemwide Refunding Bond Series A (Education Revenue)	5.00	11-1-2045	6,400,000	7,280,064
California Unrefunded Bond (GO Revenue)	5.25	8-1-2038	940,000	989,002
California Various Purpose Refunding Bond (GO Revenue)	5.00	9-1-2035	35,000,000	40,024,950
California Various Purpose Unrefunded Bond (GO Revenue)	5.25	3-1-2038	765,000	792,762
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,669,818
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	7,646,800
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	5,796,405
California Various Purposes (GO Revenue)	5.00	6-1-2037	2,560,000	2,578,381
California Various Purposes (GO Revenue)	5.00	6-1-2037	1,655,000	1,666,883
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,551,100
California Various Purposes (GO Revenue)	5.13	4-1-2033	6,735,000	7,003,727
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	5,724,550
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	879,040
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	14,289,646
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	9,757,488
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,749,792
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,694,306
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,345,996
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	25,723,741
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,600,394
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	967,076

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Center Unified School District California CAB Series C (GO Revenue, National Insured) ¤	0.00%	9-1-2021	$5,000,000	$4,584,500
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,124,525
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,261,480
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	445,000	455,738
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,133,755
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	794,370
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,000,000
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	823,240
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,518,143
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,215,799
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,800,000	3,681,668
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,000,000	1,961,340
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,674,288
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	150,000	173,142
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	5,111,905
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,685,385
El Dorado CA Irrigation District Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,285,860
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,669,695
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,440,000	1,444,090
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,082,647
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,235,960
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	665,000	679,863
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,889,648
Foothill-Eastern Corridor CA Transportation Agency Subordinate Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,129,200
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	2,865,483
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,542,765
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,287,480
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,112,670
Golden State Tobacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-1 (Tobacco Revenue) %%	5.00	6-1-2029	2,500,000	2,875,050
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	6,638,700
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,606,800
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,201,405
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,194,556
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2038	2,500,000	2,833,250
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,108,580

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Inglewood CA Redevelopment Successor Agency Tax Allocation Refunding Bond Subordinate Lien Merged Redevelopment Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	5-1-2034	$500,000	$563,700
Inglewood CA Redevelopment Successor Agency Tax Allocation Refunding Bond Subordinate Lien Merged Redevelopment Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	340,557
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,465,640
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	821,164
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	449,300
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,589,775
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,671,030
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,805,694
Lancaster CA Redevelopment Agency Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,220,820
Lancaster CA Redevelopment Agency Tax Allocation Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured) %%	5.00	8-1-2033	1,200,000	1,352,748
Lodi CA Unified School District School Facility Election of 2006 (GO Revenue, AGM Insured)	5.00	8-1-2030	2,000,000	2,028,620
Long Beach CA Financing Authority Refunding Bond (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	250,000	255,658
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	951,480
Long Beach CA Unified School District Prerefunded Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,435,000	1,580,208
Long Beach CA Unified School District Unrefunded Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	95,000	104,520
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	1,540,000	1,546,591
Los Angeles CA Community College District Refunding Bond (GO Revenue)	4.00	8-1-2038	10,000,000	10,435,300
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,310,000
Los Angeles CA Department of Water and Power Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	14,097,998
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	30,000	31,837
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,211,551
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2033	5,000	5,594
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,504,680
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,325,212
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,129,150
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,485,200
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,099,111
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	1,883,539
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	3,899,455
Montclair CA PFA Lease Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,694,528
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,176,650
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,339,890
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	560,000	608,334
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	58,624

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00%	8-1-2023	$1,500,000	$1,283,895
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2035	2,545,000	2,830,956
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,440,200
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	583,880
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,301,008
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	3,952,025
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,180,740
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	1,912,587
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	1,900,957
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	125,000	125,158
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	500,695
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,304,959	1,348,688
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,276,075
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	195,000	201,474
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	865,000	896,849
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,575,000	4,627,109
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	1,902,525
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,492,596
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,102,441
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	499,514
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,044,922
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,510,584
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,439,400
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,269,275
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	7,664,200
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,330,488
Riverside County CA Southwest California Community Finance Authority (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,231,767
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,185,783
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,114,320
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,105,713
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,467,440
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	1,750,000	1,890,438
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,375,460
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,140,000
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,103,186
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue) ##	5.50	8-1-2020	6,000,000	6,554,640

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00%	8-1-2028	$5,815,000	$5,828,898
San Bernardino County CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,247,420
San Bernardino County CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	8,952,560
San Buenaventura CA Public Facilities Financing Authority Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,432,880
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	995,000	1,055,257
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,195,000	1,260,414
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,643,240
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	743,347
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,063,795
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	645,725
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,370,200
San Francisco City & County CA Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,228,150
San Francisco City & County CA Redevelopment Agency CAB Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A¤(i)	0.00	8-1-2026	4,000,000	2,385,600
San Francisco City & County CA Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,732,125
San Francisco City & County CA Redevelopment Agency Tax Transbay Infrastructure Project Third Lien Series B (Tax Revenue, AGM Insured)	5.00	8-1-2046	1,500,000	1,682,550
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO Revenue)	7.10	8-1-2033	3,000,000	3,063,660
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2032	1,750,000	1,935,098
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.50	8-1-2028	2,525,000	2,967,633
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,626,197
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,748,403
San Jose CA Airport AMT Refunding Bond Series A (Airport Revenue) %%	5.00	3-1-2047	4,000,000	4,416,760
San Jose CA Airport Refunding Bond Series B (Airport Revenue) %%	5.00	3-1-2042	1,750,000	1,980,283
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,088,491
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,869,575
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	962,588
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,135,941
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,543,620
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,914,140
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,480,701
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,533,515
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	12-1-2041	500,000	524,350
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,449,580
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	3,038,490

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D (GO Revenue) ¤	0.00%	8-1-2034	$6,915,000	$2,225,247
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	2,990,000	962,182
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,078,472
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,335,000	1,452,427
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,310,500
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	5,929,650
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,375,079
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,161,961
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,142,100
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,668,225
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	1,913,083
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,176,614
Sonoma CA CDA Successor Agency Tax Allocation Sonoma Redevelopment Project (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,517,655
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	735,553
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	410,000	449,368
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,165,010
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,137,627
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	3,957,886
Tender Option Bond Trust Receipts/Certificates CDA Series 2015-XF1035 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	1.05	11-15-2049	5,760,000	5,760,000
Tender Option Bond Trust Receipts/Certificates HCFR Series 2016-XG0048 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.09	8-15-2042	11,000,000	11,000,000
Tender Option Bond Trust Receipts/Certificates PFA Series 2015-XF1020 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	1.06	11-1-2045	5,250,000	5,250,000
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,160,871
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,072,400
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,123,960
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,679,190
Turlock CA Irrigation District Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,250,080
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	795,968
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,057,650
Union City CA Community RDA (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	9,064,560
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,124,320
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,584,524
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,508,900
University of California Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,272,420
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,374,962
Vallejo CA Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,139,140
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,795,658
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,542,004
Washington Township CA Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,759,155

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
California (continued)

Washington Township CA Health Care District Series A (Health Revenue)		5.00%	7-1-2026	$1,190,000	$1,342,356
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)		5.25	8-1-2024	1,350,000	1,550,151
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)		6.00	8-1-2027	1,080,000	1,426,842
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤		0.00	8-1-2021	6,000,000	5,490,840
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤		0.00	8-1-2027	1,525,000	1,106,266
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤		0.00	9-1-2019	2,010,000	1,841,731

					995,931,332

Colorado : 0.29%

Tender Option Bond Trust Receipts/Certificates Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø		1.18	1-1-2045	3,000,000	3,000,000

Guam : 0.73%

Guam Government Business Privilege Tax Series A (Tax Revenue)		5.00	1-1-2031	1,000,000	1,035,800
Guam Government Limited Obligation Refunding Bond Section 30 Series A (Tax Revenue)		5.00	12-1-2031	1,250,000	1,370,338
Guam Government Waterworks Authority (Water & Sewer Revenue)		5.25	7-1-2033	1,500,000	1,634,700
Guam Government Waterworks Authority (Water & Sewer Revenue)		5.50	7-1-2043	3,125,000	3,417,875

					7,458,713

New York : 1.77%

New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø		1.10	8-1-2031	10,700,000	10,700,000
New York NY Transitional Finance Authority Subordinate Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø		1.16	11-1-2022	5,000,000	5,000,000
New York NY Transitional Finance Authority Subordinate Series 2B (Tax Revenue, Dexia Credit Local SPA) ø		1.10	11-1-2022	2,500,000	2,500,000

					18,200,000

Virgin Islands : 0.08%

Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)		5.00	10-1-2025	1,000,000	864,970

Total Municipal Obligations (Cost $962,052,907)					1,025,455,015

		Yield
Short-Term Investments : 0.66%
Investment Companies : 0.66%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.73%		6,768,520	6,772,581

Total Short-Term Investments (Cost $6,772,510)					6,772,581

Total investments in securities (Cost $968,825,417)*	100.45%				1,032,227,596

Other assets and liabilities, net	(0.45)				(4,658,067)

Total net assets	100.00%				$1,027,569,529

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

##	All or a portion of this security is segregated for when-issued securities.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $968,748,062 and unrealized gains (losses) consists of:

Gross unrealized gains	$64,098,717
Gross unrealized losses	(619,183)

Net unrealized gains	$63,479,534

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

10

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,025,455,015	$0	$1,025,455,015
Short-term investments
Investment companies	6,772,581	0	0	6,772,581

Total assets	$6,772,581	$1,025,455,015	$0	$1,032,227,596

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.13%

Arizona : 1.01%

Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,097,870

California : 3.12%

California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC) ø	0.86	11-1-2026	1,000,000	1,000,000
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,145,580
Norco CA Redevelopment Agency Project Area No. 1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,254,770

				3,400,350

Colorado : 87.82%

Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-15-2026	2,070,000	2,490,314
Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-1-2034	500,000	560,790
Adams County CO North Range Metropolitan District No. 1 (GO Revenue)	5.00	12-1-2038	1,000,000	1,097,140
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,153,270
Arapahoe County CO Copperleaf Metropolitan District No. 2 (GO Revenue)	5.75	12-1-2045	500,000	511,160
Arapahoe County CO The Gardens on Havana Metropolitan District No. 3 Series 2017A (Tax Revenue) %%	3.63	12-1-2021	1,175,000	1,177,456
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	512,230
Arvada CO Jefferson Center Metropolitan District No. 1 (Tax Revenue)	4.75	12-1-2026	1,000,000	989,560
Arvada CO Leyden Rock Metropolitan District No.10 (GO Revenue)	5.00	12-1-2045	650,000	631,638
Aspen Valley Hospital District Refunding Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	644,328
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,184,740
Aurora CO Cornerstar Metropolitan District Refunding Bonds Series A (GO Revenue) %%	5.25	12-1-2047	1,000,000	999,620
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,946,000
Aurora CO Eagle Bend Metropolitan District No. 2 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2037	1,000,000	1,124,690
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,014,100
Aurora CO Park 70 Metropolitan District (GO Revenue)	5.00	12-1-2046	1,000,000	1,045,170
Broomfield CO Great Western Park Metropolitan District No. 2 (GO Revenue)	5.00	12-1-2046	825,000	795,061
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	158,319
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	829,291
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,238,080
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,055,180
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,120,130
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,122,180
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	619,988
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	500,000	466,335
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue)	5.00	7-1-2036	750,000	815,955

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00%	6-15-2019	$660,000	$662,165
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,143,922
Colorado ECFA Charter School District Montessori Charter School Project (Education Revenue)	5.00	7-15-2037	1,150,000	1,204,821
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	507,800
Colorado ECFA Charter School Refunding and Improvement Bonds Flagstaff Academy Project 2015 (Education Revenue)	5.00	8-1-2036	335,000	361,676
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	505,285
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	619,188
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00	12-15-2025	535,000	527,237
Colorado ECFA Cheyenne Mountain Charter School Project Series A (Education Revenue)	5.25	6-15-2029	590,000	595,316
Colorado ECFA National Jewish Federation Bond Program Series B-5 (Miscellaneous Revenue, TD Bank NA LOC) ø	0.95	1-1-2039	700,000	700,000
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,418,482
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,964,098
Colorado ECFA Student Housing Campus Village Apartment Project (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,813,231
Colorado ECFA Twin Peaks Charter Academy (Education Revenue)	6.75	11-15-2028	750,000	818,318
Colorado EDFA Charter School Refunding and Improvement Bonds Eagle Ridge Academy Project (Education Revenue) 144A	5.00	11-1-2036	1,000,000	985,230
Colorado Health Facilities Authority Adventist Health Sunbelt Series C (Health Revenue) ±	5.00	11-15-2036	500,000	595,815
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,058,220
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,122,430
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,040,030
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,141,190
Colorado Health Facilities Authority Sunny Vista Living Center Series A (Health Revenue) 144A	5.00	12-1-2025	670,000	673,745
Colorado HFA Fraiser Meadows Retirement Community Project Series 2017A (Health Revenue) %%	5.25	5-15-2047	1,000,000	1,035,580
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	526,985
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,278,468
Colorado International Center Metropolitan District No. 3 Refunding Bonds (GO Revenue)	4.63	12-1-2031	635,000	596,881
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	532,895
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds (GO Revenue)	5.63	12-1-2044	1,000,000	1,035,460
Colorado Regional Transportation District Certificate of Participation Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,754,750
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,203,460
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,027,810
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,148,610
Colorado Solaris Metropolitan District No. 3 Refunding Bonds (GO Revenue)	5.00	12-1-2046	500,000	493,565
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,406,020

2

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Colorado Thompson Crossing Metropolitan District No. 2 Series B (GO Revenue, AGM Insured)	5.00%	12-1-2046	$820,000	$894,784
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,377,088
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,265,180
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,229,980
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,124,460
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,334,964
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	576,450
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	870,608
El Paso County CO School District No. 49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,472,228
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015A (Tax Revenue)	4.50	11-1-2029	1,330,000	1,365,511
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,395,409
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	770,927
Longmont CO Certificate of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,118,710
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	50,000	50,699
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	346,960
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,282,380
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.18	1-1-2045	2,360,000	2,360,000
Tender Option Bond Trust Receipts/Certificates Series 2016-XG0068 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.07	12-1-2032	2,185,000	2,185,000
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,522,318
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,142,140
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,193,440
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,152,766
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,241,560
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	564,465

				95,639,435

Guam : 1.46%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,035,800
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	558,140

				1,593,940

Maryland : 0.42%

Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	251,861
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	211,634

				463,495

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
New York : 2.89%

New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø		1.16%	6-15-2032	$1,150,000	$1,150,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø		1.10	8-1-2031	2,000,000	2,000,000

					3,150,000

Pennsylvania : 1.49%

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)		5.00	7-1-2029	500,000	535,390
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)		5.00	7-1-2032	1,000,000	1,082,785

					1,618,175

Texas : 0.92%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø		1.15	11-1-2040	1,000,000	1,000,000

Total Municipal Obligations (Cost $103,963,756)					107,963,265

		Yield		Shares
Short-Term Investments : 2.82%

Investment Companies : 2.82%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.73		3,063,097	3,064,935

Total Short-Term Investments (Cost $3,064,910)					3,064,935

Total investments in securities (Cost $107,028,666)*	101.95%				111,028,200

Other assets and liabilities, net	(1.95)				(2,119,887)

Total net assets	100.00%				$108,908,313

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $107,028,464 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,474,914
Gross unrealized losses	(475,178)

Net unrealized gains	$3,999,736

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
COP	Colombian peso

4

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

ECFA	Educational & Cultural Facilities Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement

5

Wells Fargo Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$107,963,265	$0	$107,963,265
Short-term investments
Investment companies	3,064,935	0	0	3,064,935

Total assets	$3,064,935	$107,963,265	$0	$111,028,200

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.04%

Alabama : 1.27%

Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$959,250
Jefferson County AL Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	606,850

				1,566,100

Arizona : 2.44%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	263,265
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	1,000,000	956,200
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	160,000	168,307
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	559,595
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	505,865
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	525,000	560,154

				3,013,386

California : 6.50%

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	556,290
California CDA Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	100,000	100,939
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	273,970
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,057,050
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,058,750
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,000,410
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue) ##	5.88	1-1-2018	500,000	498,700
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	235,589
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	106,649
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,585,000	2,535,032
San Francisco City & County CA CAB Redevelopment Agency Successor Agency Mission Bay South Redevelopment Project Series D (Tax Revenue) 144A¤(i)	0.00	8-1-2026	1,000,000	596,400

				8,019,779

Colorado : 6.51%

Arapahoe County CO Copperleaf Metropolitan District #2 (GO Revenue)	5.75	12-1-2045	500,000	511,160
Arvada CO Jefferson Center Metropolitan District #1 (Tax Revenue)	4.75	12-1-2026	1,280,000	1,266,637
Centennial CO Southglenn Metropolitan District (GO Revenue)	5.00	12-1-2030	785,000	805,041
Colorado Gardens on Havana Metropolitan District #3 Series A (Tax Revenue) %%	5.13	12-1-2037	750,000	742,875
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	532,695
Cornerstar Metropolitan District CO Series A (GO Revenue) %%	5.25	12-1-2047	1,000,000	999,620
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	882,349
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	516,805
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,725,000	1,771,058

				8,028,240

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.82%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00%	9-1-2045	$1,000,000	$1,007,150

District of Columbia : 0.36%

District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	444,070

Florida : 2.01%

Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	286,968
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	246,123
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	1,021,890
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	920,000	922,705

				2,477,686

Georgia : 1.20%

Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	866,776
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	610,280

				1,477,056

Guam : 0.24%

Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	296,075

Idaho : 0.51%

Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	335,000	364,798
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	261,670

				626,468

Illinois : 18.17%

Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	388,305
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	738,120
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	349,890
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	587,580
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	253,075
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,097,630
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	171,218
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	1,500,000	1,566,480
Chicago IL Sales Tax Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,015,540
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	293,471
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	502,000
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	1,500,000	1,558,155
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	696,437
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,066,090
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	730,000	508,065
Cook County IL School District #148 Dolton Series E (GO Revenue, AGM Insured)	4.75	12-1-2025	450,000	468,401
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,009,420

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois (Miscellaneous Revenue)	5.50%	7-1-2025	$250,000	$267,260
Illinois (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	582,220
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	800,488
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	700,000	762,587
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	707,329
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	543,660
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	721,750
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	453,728
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	2,200,000	961,488
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	2,000,000	980,600
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	84,350
Will County IL Lincoln-Way Community High School District #210 (GO Revenue)	4.00	1-1-2022	525,000	504,257
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	3.25	1-1-2030	100,000	74,857
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	910,010
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	685,000	395,259
Willl-Cook Counties IL Community High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,000,000	405,120

				22,424,840

Indiana : 3.35%

Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,585,000	1,656,357
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,176,043
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	259,945
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,037,870

				4,130,215

Kansas : 1.94%

Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	989,200
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,400,000	1,408,088

				2,397,288

Kentucky : 2.50%

Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	991,880
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2033	1,000,000	1,055,540
Kentucky EDFA Senior Revenue Bonds Next Generation Kentucky Information Highway Project Series A (Miscellaneous Revenue)	5.00	1-1-2045	1,000,000	1,035,700

				3,083,120

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.82%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90%	8-1-2041	$1,000,000	$1,016,730
Michigan : 8.02%

Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	445,000	450,438
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	241,062
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	137,552
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	13,422
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	364,600
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue) ##	5.00	10-1-2018	1,000,000	992,330
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	254,078
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,027,030
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,121,271
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,088,580
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,062,980
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤##	0.00	5-1-2017	300,000	299,526
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	950,532
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,362
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	159,978
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	312,500	321,881
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	245,000	231,728
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	940,000	957,982

				9,900,332

Minnesota : 1.05%

Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	164,021
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	201,644
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	190,000	195,102
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	337,211
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	402,136

				1,300,114

Missouri : 1.51%

Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	870,000	865,276
Richmond Heights MO Francis Place Redevelopment Project (Tax Revenue)	5.63	11-1-2025	1,000,000	997,470

				1,862,746

New Jersey : 4.14%

Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	211,854
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	267,205
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,015,560

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00%	12-15-2031	$1,000,000	$468,700
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,076,820
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,062,830

				5,102,969

New York : 6.17%

Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	730,000	735,804
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,096,160
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	1.04	10-1-2042	2,000,000	2,000,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	1,000,000	1,000,000
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	2,000,000	2,026,480
Oyster Bay NY Public Improvement Bonds (GO Revenue)	3.00	8-15-2020	500,000	486,980
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	264,018

				7,609,442

North Dakota : 1.57%

Burleigh County ND Educational Facilities Authority University of Mary Project (Education Revenue)	4.38	4-15-2026	2,000,000	1,941,080

Ohio : 1.87%

Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	521,405
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	355,000
Ohio Air Quality Development Authority First Energy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	1,000,000	355,000
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,082,770

				2,314,175

Oklahoma : 0.86%

Tulsa County OK Industrial Authority Senior Living Community Montreau Incorporated Project (Health Revenue) %%	5.25	11-15-2037	1,000,000	1,066,780

Oregon : 0.75%

Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	350,000	365,897
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	561,891

				927,788

Pennsylvania : 6.11%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	155,000	160,865
Chester County PA HEFA Immaculata University Project (Education Revenue)	5.50	10-15-2025	915,000	921,497
Chester PA Upland School District (GO Revenue)	4.75	9-15-2027	1,725,000	1,586,086
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	535,390
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	1,841,883
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	411,191
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,053,250

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00%	11-15-2021	$1,000,000	$1,027,830

				7,537,992

Puerto Rico : 0.05%

Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	6.00	8-1-2024	1,175,000	59,925

South Carolina : 0.61%

Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	30,000	30,000
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	170,000	178,136
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	551,025

				759,161

Tennessee : 1.83%

Bristol TN Industrial Development Board Sales Tax CAB Series B (Tax Revenue) 144A¤	0.00	12-1-2031	2,000,000	845,180
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	1,500,000	1,419,075

				2,264,255

Texas : 5.85%

Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	321,014
Hackberry TX Special Assessment Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	210,000	210,428
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	970,000	992,352
New Hope TX Cultural Education Facilities Finance Corporation Cardinal Bay Incorporated Village On The Park Carriage Inn Series B (Health Revenue)	5.00	7-1-2046	2,500,000	2,597,400
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	3.88	8-15-2026	1,015,000	970,634
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	5.00	8-15-2036	655,000	650,146
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,023,860
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	227,628
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	227,636

				7,221,098

Utah : 0.82%

Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,006,980

Virgin Islands : 2.29%

Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,545,000	1,352,910
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2039	2,000,000	1,468,260

				2,821,170

Virginia : 1.28%

Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)	6.50	8-1-2028	1,555,000	1,580,424

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Washington : 1.84%

Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)		5.25%	12-1-2025	$250,000	$267,840
Washington Housing Finance Commission Bayview Manor Homes Series A (Health Revenue) 144A		4.00	7-1-2026	1,000,000	996,890
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A		4.38	1-1-2021	1,000,000	1,000,080

					2,264,810

West Virginia : 1.33%

West Virginia EDA Morgantown Energy Associates Project (Industrial Development Revenue)		2.88	12-15-2026	1,435,000	1,367,053
West Virginia Hospital Finance Authority (Health Revenue)		6.25	10-1-2023	270,000	278,551

					1,645,604

Wisconsin : 1.45%

Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)		4.13	10-1-2024	270,000	273,583
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)		5.00	7-1-2024	500,000	532,140
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	1,000,000	978,450

					1,784,173

Total Municipal Obligations (Cost $121,678,614)					120,979,221

Short-Term Investments : 0.83%

		Yield		Shares
Investment Companies : 0.83%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.73		1,020,469	1,021,081

Total Short-Term Investments (Cost $1,020,883)					1,021,081

Total investments in securities (Cost $122,699,497)*	98.87%				122,000,302

Other assets and liabilities, net	1.13				1,391,726

Total net assets	100.00%				$123,392,028

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(t)	The Fund has stopped accruing interest on this security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $122,699,497 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,226,237
Gross unrealized losses	(2,925,432)

Net unrealized losses	$(699,195)

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

8

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$120,979,221	$0	$120,979,221
Short-term investments
Investment companies	1,021,081	0	0	1,021,081

Total assets	$1,021,081	$120,979,221	$0	$122,000,302

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.08%

Alabama : 0.22%

Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,713,339
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	2,715,000	2,824,659

				5,537,998

Alaska : 0.18%

Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,290,625
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,105,930

				4,396,555

Arizona : 1.63%

Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,574,858
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,444,266
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	880,725
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,120,960
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-15-2025	585,000	675,681
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2024	1,575,000	1,789,862
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2025	1,270,000	1,431,773
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	489,644
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,151,462
McAllister AZ Arizona State University Hassayampa Academic Village Project (Education Revenue)	5.00	7-1-2025	750,000	868,680
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2024	4,000,000	4,633,360
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2026	1,175,000	1,376,501
Phoenix AZ (GO Revenue)	5.00	7-1-2026	3,810,000	4,655,591
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,554,650
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	775,000	788,508
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,033,100
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	519,647
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	803,607
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,102,869

				40,895,744

California : 10.12%

Acalanes CA Union High School District Refunding Bonds (GO Revenue)	5.00	8-1-2017	2,070,000	2,099,435
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,160,751
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,319,774

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00%	5-1-2039	$2,500,000	$2,789,825
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	2.16	4-1-2036	9,810,000	9,846,591
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,570,550
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,596,874
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,832,686
California GO Kindergarten Series A2 (GO Revenue, State Street Bank & Trust Company LOC) ø	0.75	5-1-2034	15,000,000	15,000,000
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,831,140
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,675,000	1,772,619
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,029,125
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,145,610
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,008,121
California Series C-1 (GO Revenue, Bank of America NA LOC) ø	0.84	5-1-2033	10,000,000	10,000,000
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,155,696
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,395,400
California Various Purposes (GO Revenue)	5.00	8-1-2030	1,500,000	1,759,695
California Various Purposes (GO Revenue)	5.00	8-1-2032	6,700,000	7,765,769
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	8,830,374
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,417,392
Chino Basin CA Desalter Authority Series A (Water & Sewer Revenue)	4.00	6-1-2028	2,000,000	2,212,680
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	949,752
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,300,656
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2019	1,490,000	1,610,928
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2020	2,000,000	2,218,480
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,295,555
Foothill De Anza CA Community College District Certificate of Participation (Miscellaneous Revenue)	5.00	4-1-2033	500,000	561,360
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2027	520,000	608,915
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,752,340
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,128,510
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	2,961,750
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.39	7-1-2027	10,000,000	8,924,400
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,700,020
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,389,561
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	1,944,797
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,436,219
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,389,000
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,378,320
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,176,075
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,879,732
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,609,230
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,550,561
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,476,370

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25%	7-1-2024	$2,700,000	$2,976,939
Rio Hondo CA Community College District (GO Revenue) ¤	0.00	8-1-2030	2,315,000	1,453,450
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,223,880
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,236,562
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,578,872
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	587,790
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,167,920
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,299,800
San Gorgonio CA Memorial Healthcare District (GO Revenue)	7.00	8-1-2029	2,000,000	2,041,780
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,255,235
San Jose CA MFHR Casa del Pueblo Apartments Project Series D (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,999,300
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,491,720
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	557,300
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	551,635
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,502,350
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,119,500
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,529,240
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,569,736
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,788,270
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,835,249
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	17,485,200
University of California Prerefunded Series Q (Education Revenue)	5.25	5-15-2024	2,090,000	2,122,520
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	65,996
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	464,887
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	972,920
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,311,102
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	262,600
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,493,644

				254,728,035

Colorado : 0.66%

Adams County CO 12 Five Star Schools Series B (GO Revenue)	5.00	12-15-2028	3,800,000	4,556,998
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	523,830
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	950,209
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	205,000	209,090
Colorado ECFA University of Denver Project (Education Revenue, National Insured)	5.25	3-1-2025	1,110,000	1,304,783
Denver CO Convention Center Hotel Authority Refunding Bond (Industrial Development Revenue)	5.00	12-1-2023	3,000,000	3,410,580

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00%	11-1-2028	$5,000,000	$5,705,950

				16,661,440

Connecticut : 2.89%

Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.00	7-1-2042	25,000,000	24,790,250
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	10,022,600
Connecticut HEFAR Yale University Issue Series A-2 (Education Revenue) ±	2.00	7-1-2042	3,295,000	3,130,777
Connecticut Series A (Miscellaneous Revenue) ±	1.76	3-1-2022	3,000,000	2,996,940
Connecticut Series A (Miscellaneous Revenue) ±	2.01	4-15-2019	2,300,000	2,311,454
Connecticut Series A (Miscellaneous Revenue) ±	2.16	4-15-2020	3,300,000	3,325,575
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,301,680
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,136,980
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,312,138
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,322,648
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,129,580
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,140,820
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,350,070
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,111,180
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,387,541
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,592,298
University of Connecticut Series A (Education Revenue)	5.00	3-15-2027	1,000,000	1,168,520
University of Connecticut Series A (Education Revenue)	5.00	3-15-2028	2,000,000	2,311,700
University of Connecticut Series A (Education Revenue)	5.00	3-15-2031	5,075,000	5,751,751

				72,594,502

Delaware : 0.08%

Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,008,340

District of Columbia : 0.93%

District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,149,000
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,027,830
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,965,772
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,589,969
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,432,819
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.94	11-1-2042	9,200,000	9,200,000

				23,365,390

Florida : 4.60%

Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	5,865,650
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,211,552
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,557,381
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	2,879,700
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	5,720,000

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00%	7-1-2023	$3,910,000	$4,617,319
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	5,932,575
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,470,000	1,513,145
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,065,210
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,441,925
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,697,334
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,014,440
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,356,688
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2025	2,065,000	2,427,469
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,658,096
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,882,708
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,692,597
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	1.30	5-1-2037	18,235,000	18,235,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,471,450
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,571,916
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	803,943
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,123,873
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,187,950
Orange County FL School Board Certificate of Participation Series C (Miscellaneous Revenue)	5.00	8-1-2029	2,000,000	2,307,140
Palm Beach County FL Refunding Bond (Miscellaneous Revenue)	5.00	5-1-2029	2,000,000	2,373,660
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,483,129
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,536,775
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	917,685
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,063,476
Tender Option Bond Trust Receipts/Certificates for Seminole County FL Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144Aø	1.06	4-1-2027	5,250,000	5,250,000
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	1,964,778
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	934,235

				115,758,799

Georgia : 1.36%

Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	1,000,000	1,004,170
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,544,550
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,383,000
Georgia Series F (Miscellaneous Revenue)	5.00	7-1-2026	10,000,000	12,360,100
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,138,960
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	2,000,000	2,021,840

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)

Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00%	10-1-2021	$3,330,000	$3,676,986
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	6,000,000	5,980,680

				34,110,286

Guam : 0.34%

Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,345,000	1,438,585
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,096,140
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	384,797
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,724,500
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,114,390
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,681,140

				8,439,552

Illinois : 15.14%

Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	737,620
Champaign & Coles Counties IL Community College District #505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,060,624
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,000,000	858,600
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,365,256
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,658,712
Chicago IL Board of Education School Reform Series A (GO Revenue, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,514,961
Chicago IL Board of Education Series A (GO Revenue) ±	1.74	3-1-2036	10,000,000	9,531,400
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,764,966
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,242,800
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	2,456,160
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	4,313,150
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,162,651
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,807,175
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,933,797
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,735,567
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	9,666,133
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	9,039,680
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,030,790
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25	1-1-2025	4,075,000	4,464,244
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	785,134
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,150,000	2,251,523
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,140,898
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,515,000	1,685,741
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,630,793
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	635,363
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,571,966
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,237,450
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,194,977
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	1,945,229
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,284,406
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	500,000	550,950

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Second Lien (Water & Sewer Revenue)	5.00%	11-1-2026	$2,000,000	$2,193,380
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,262,530
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,612,746
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,069,550
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,028,900
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	751,643
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	988,540
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	4,020,000	4,039,055
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,492,900
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,744,173
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,750,000	4,859,868
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	1,791,525
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,493,713
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,706,972
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	4,985,600
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	16,912,053
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	365,000	366,022
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	515,840
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,163,160
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,844,166
Chicago IL Unrefunded Balance (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,274
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,483,407
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,130,261
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,186,880
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,073,880
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,069,570
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,065,890
Chicago IL Wastewater Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,003,480
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,391,438
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,425,886
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2028	1,250,000	1,366,300
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,250,680
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,445,440
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	7,934,750
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,374,886
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,429,350
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	664,116
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,491,849
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,418,970
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,712,738
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,033,561
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,061,490
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,099,032
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,689,856
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,565,738
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	18,368,904
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,285,200
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	1,000,000	1,035,480
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,416,950
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,449,707

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40%	11-1-2036	$1,275,000	$1,286,794
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,621,241
Illinois Finance Authority Edward Elmhurst Healthcare Series A (Health Revenue)	5.00	1-1-2026	1,000,000	1,133,930
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	3,420,000	3,604,030
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2026	680,000	773,480
Illinois Health Facilities Authority Riverside Health System (Health Revenue, JPMorgan Chase & Company LOC) ø	0.96	11-1-2019	3,700,000	3,700,000
Illinois Housing Development Authority Multifamily Housing University Village Apartments Series B (Housing Revenue) ±	1.33	2-1-2020	5,000,000	4,996,250
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,162,499
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	10,051,966
Illinois Sales Tax Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,096,080
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	4,756,455
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,718,300
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	10,876,600
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	183,428
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,385,200
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,729,000
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,250,140
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,861,200
Illinois Unrefunded Balance Series B (Tax Revenue)	5.00	6-15-2018	825,000	863,396
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,322,861
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50	1-1-2024	3,100,000	3,412,449
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,111,240
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,258,660
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,577,526
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,824,584
Northern Illinois University Board of Trustees Auxiliary Facilities (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,062,290
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,479,230
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,133,250
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,602,853
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,149,750
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,950,000	1,586,637
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	477,923
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	598,836
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,701,686
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,195,110
University of Illinois Board of Trustees Certificate of Participation Prerefunded Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	1,045,000	1,067,070
University of Illinois Board of Trustees Certificate of Participation Unrefunded Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	955,000	973,537

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00%	11-1-2018	$9,730,000	$9,460,187

				381,087,683

Indiana : 1.54%

Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,009,730
Indiana Bond Bank Special Program Series A (Utilities Revenue) ##	5.00	10-15-2017	5,410,000	5,519,174
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,751,675
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,184,309
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	4,849,155
Indiana Finance Authority Southern Indiana Gas & Electric Company Project Series D (Utilities Revenue) ±	1.95	3-1-2024	4,000,000	4,017,200
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,378,900
Indiana Finance Authority Wastewater Utilities CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,661,602
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	907,805
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,182,410
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	863,427
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,597,833
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,154,530
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,764,575
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,274,400
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,007,741
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	718,479
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	796,073
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	273,591
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	758,645
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,085,040
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00	7-15-2024	750,000	881,055

				38,637,349

Iowa : 0.85%

Altoona IA Annual Appropriation Urban Renewal Refunding Bond (GO Revenue)	5.00	6-1-2027	2,310,000	2,685,999
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.05	4-1-2022	3,000,000	3,000,000
Iowa Higher Education Loan Authority Private College Facility RAN (Education Revenue)	1.00	9-1-2018	7,000,000	6,967,310
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,073,110
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,584,977

				21,311,396

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 0.23%

Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00%	4-1-2030	$2,650,000	$2,964,529
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,486,485
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,180,000	1,337,684

				5,788,698

Kentucky : 0.48%

Kentucky EDFA Series B2 (Health Revenue) ±	1.43	2-1-2046	1,250,000	1,226,488
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	908,190
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,401,878
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,598,776
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	713,643
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	802,270
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45	6-18-2018	2,438,396	2,485,823

				12,137,068

Louisiana : 1.16%

Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,749,765
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,082,160
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,125,220
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue) %%	5.00	7-1-2024	1,000,000	1,129,630
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue) %%	5.00	7-1-2025	600,000	677,676
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue) %%	5.00	7-1-2026	500,000	563,815
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	55,470
Louisiana Public Facilities Authority Loyola University Project (Education Revenue) ¤	0.00	10-1-2028	2,500,000	2,096,000
Louisiana Public Facilities Authority Loyola University Project (Education Revenue) ±	5.00	10-1-2027	3,380,000	2,840,958
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,319,180
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,111,237
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,750,743
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,061,736
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,051,081
St. Bernard Parish LA Sales Tax Refunding Bond (Tax Revenue)	4.00	3-1-2023	3,405,000	3,678,490

				29,293,161

Maine : 0.23%

Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2029	1,015,000	1,171,158

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maine (continued)

Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00%	7-1-2030	$1,200,000	$1,376,136
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2032	1,415,000	1,601,624
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2033	1,485,000	1,672,659

				5,821,577

Maryland : 1.72%

Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	5,000,000	4,967,500
Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E (Housing Revenue) 144A	1.35	1-1-2019	5,000,000	4,983,650
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	535,875
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.35	5-15-2038	3,870,000	3,882,500
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,648,650
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	17,069,400
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,485,510
Westminster MD Educational Facilities McDaniel College (Education Revenue)	5.00	11-1-2026	2,450,000	2,796,210

				43,369,295

Massachusetts : 3.50%

Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	6,987,546
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,074,000
Massachusetts Consolidated Loan Series D (GO Revenue)	5.00	9-1-2028	10,000,000	11,878,300
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	10,000,000	9,809,300
Massachusetts Consolidated Loan Series I (Miscellaneous Revenue)	5.00	12-1-2030	2,570,000	3,067,449
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,043,062
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,133,418
Massachusetts Development Finance Agency MFHR RTH Restoration Housing Limited Partnership (Housing Revenue, Bank of America NA LOC)	1.05	11-1-2017	2,300,000	2,299,471
Massachusetts Development Finance Agency Revenue Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC) ø	0.87	7-1-2048	16,950,000	16,950,000
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	697,293
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,064,900
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,080,474
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.79	7-1-2038	14,000,000	13,999,580
Massachusetts Housing Finance Agency Multifamily Conduit Wood Ridge Homes Project Series A (Housing Revenue) ±	1.05	12-1-2017	9,000,000	9,000,900

				88,085,693

Michigan : 3.65%

Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	1,475,000	1,509,810
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,047,288

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Flint MI International Academy (Education Revenue)	5.38%	10-1-2022	$2,270,000	$2,282,667
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,991,292
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	95,000	95,604
Great Lakes MI Water Authority Sewage Disposal System Series C (Water & Sewer Revenue)	5.00	7-1-2030	3,350,000	3,746,808
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,283,482
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,062,000
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2030	1,040,000	1,230,278
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,922,375
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,921,273
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,117,654
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,764,905
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	461,152
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	904,336
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,581,427
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,146,960
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,321,680
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,050,988
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,212,100
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,113,250
Michigan Grant Anticipation Refunding Bond (Miscellaneous Revenue)	5.00	3-15-2025	3,000,000	3,549,870
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2 (Health Revenue) ±	1.90	11-15-2047	6,000,000	6,000,480
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,078,924
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	415,000	415,618
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,732,481
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,678,710
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,356,282
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,873,035
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,631,729
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	4,000,000	4,012,120
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2027	600,000	695,298
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2029	1,000,000	1,142,500
Western Michigan University Board of Trustees (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	844,883

				91,779,259

Minnesota : 0.18%

Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.94	1-1-2035	2,000,000	2,000,000
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,639,350

				4,639,350

Mississippi : 0.78%

Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2020	1,000,000	1,095,970

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Mississippi (continued)

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00%	12-1-2023	$1,145,000	$1,385,851
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,165,800
Mississippi Development Bank Special Obligation Walnut Grove Correctional Facility Project (Miscellaneous Revenue)	5.00	8-1-2026	5,000,000	5,923,800

				19,571,421

Missouri : 0.28%

Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,176,482
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	430,000	436,773
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	260,000	262,343
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,678,140
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,110,210
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	456,351

				7,120,299

Nebraska : 0.12%

Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,113,560
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	537,850
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,426,908

				3,078,318

Nevada : 1.97%

Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,089,832
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,014,550
Clark County NV Department of Aviation Subordinate Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.90	7-1-2029	10,625,000	10,625,000
Clark County NV Refunding Bond (GO Revenue)	5.00	6-1-2030	3,905,000	4,652,066
Clark County NV Refunding Bond Series B (GO Revenue)	5.00	11-1-2028	5,000,000	5,960,500
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	4,909,673
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,142,829
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	535,905
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,255,575
Las Vegas NV Series C (GO Revenue)	5.00	9-1-2030	1,000,000	1,167,070
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	720,000	731,851
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	600,000	614,400
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	785,000	808,856
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	203,154
Las Vegas NV Valley Water District Series B (GO Revenue)	5.00	6-1-2030	1,945,000	2,293,933
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,588,024

				49,593,218

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.06%

New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80%	7-1-2028	$1,540,000	$1,592,591

New Jersey : 3.76%

Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,261,500
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	942,676
Middlesex County NJ (GO Revenue)	2.00	6-1-2024	1,845,000	1,830,332
New Jersey EDA Cigarette Tax Refunding Bond (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,701,825
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,278,018
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	10,015,000	10,651,053
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2023	3,000,000	3,180,450
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2026	9,830,000	10,185,846
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00	6-15-2022	5,020,000	5,324,915
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,126,012
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,012,680
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,522,198
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,076,972
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,242,200
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,305,000	1,404,115
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,792,293
New Jersey TTFA Series A-1 and A-2 (Transportation Revenue)	5.00	6-15-2022	4,750,000	5,111,333
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,596,025
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,682,200
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2028	2,130,000	2,195,306
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2029	2,200,000	2,254,670
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,841,232
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,042,457
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,150,923
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,147,960

				94,555,191

New Mexico : 0.72%

Albuquerque Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue)	5.00	8-1-2025	400,000	482,196
Albuquerque Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue)	5.00	8-1-2026	1,205,000	1,463,677
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,187,040
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	10,395,608
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,114,270
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,040,000	1,079,957
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	400,000	422,472

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Mexico (continued)

New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.28%	11-1-2039	$2,000,000	$1,992,200

				18,137,420

New York : 9.11%

Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2026	625,000	724,206
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2027	685,000	788,647
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2030	365,000	411,308
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2041	435,000	473,241
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	2,981,555
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,005,076
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,597,826
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	5,961,550
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,159,605
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	9,887,903
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,312,790
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,284,400
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	2,974,903
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,816,128
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	891,720
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	737,912
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,045,791
Monroe County NY Industrial Development Corporation Revenue St. John Fisher College Project Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,316,186
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	407,099
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	346,662
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	469,464
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	884,981
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,384,880
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	777,067
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,193,120
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.42	5-1-2018	799,838	801,030
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	5,876,100
New York Dormitory Authority Series A (Tax Revenue)	5.00	2-15-2031	3,000,000	3,532,530
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	4,803,142
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	3,903,659

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50%	8-1-2018	$1,265,000	$1,307,593
New York Housing Finance Agency Riverside Center 2 (Housing Revenue, Bank of America NA LOC) ø	0.95	11-1-2046	9,050,000	9,050,000
New York NY Adjusted Fiscal 2014 Subordinate Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.95	8-1-2038	2,775,000	2,775,000
New York NY Fiscal Series 2014I-2 (GO Revenue, JPMorgan Chase & Company LIQ) ø	0.95	3-1-2040	8,250,000	8,250,000
New York NY Municipal Water Finance Authority Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	1,957,501
New York NY Series A Subordinate Series A-3, A-4, A-5 (GO Revenue, Landesbank Hessen-Thüringen LIQ) ø	0.91	8-1-2035	2,000,000	2,000,000
New York NY Series B (GO Revenue)	5.00	12-1-2032	2,000,000	2,327,940
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	5,761,100
New York NY Series C & D (GO Revenue)	5.00	8-1-2028	3,000,000	3,542,820
New York NY Series J-4 (GO Revenue) ±	1.46	8-1-2025	10,000,000	10,000,100
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,103,016
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,318,644
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	5,966,750
New York NY Transitional Finance Authority Subordinate Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	1.16	11-1-2022	6,850,000	6,850,000
New York NY Transitional Finance Authority Subordinate Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,197,140
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,747,572
New York NY Water Finance Authority Series DD (Water & Sewer Revenue)	5.25	6-15-2047	1,750,000	2,040,833
New York NY Water Finance Authority Subordinate Series BB-1 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.89	6-15-2039	14,550,000	14,550,000
New York Tobacco Settlement Bond TSASC Incorporated Series A (Tobacco Revenue)	5.00	6-1-2026	1,000,000	1,161,820
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	14,910,000	14,910,000
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,386,258
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	5,797,200
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,229,740
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,254,737
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,501,092
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,481,200
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,222,574
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	452,252
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	556,525
Triborough NY Bridge and Tunnel Authority Series A (Transportation Revenue)	5.00	11-15-2047	2,000,000	2,290,480
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,586,285
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	225,000	228,800
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,442,613
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,130,660

				229,128,726

North Carolina : 1.55%

Charlotte Mecklenburg NC Hospital (Health Revenue, JPMorgan Chase & Company SPA) ø	0.95	1-15-2037	18,600,000	18,600,000

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)

Charlotte NC Airport Series D (Airport Revenue, Bank of America NA LOC) ø	0.85%	7-1-2034	$5,000,000	$5,000,000
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,430,976
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,784,574
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	287,578
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,161,170
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,828,916
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	99,367
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,185,000
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,570,000

				38,947,581

North Dakota : 0.02%

North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	590,000	614,060

Ohio : 1.43%

Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,585,833
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,420,919
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	584,875
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	697,626
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,432,813
Columbus OH Various Purposes Series 2 (GO Revenue)	5.00	7-1-2026	1,775,000	2,182,221
Columbus OH Various Purposes Series A (GO Revenue)	4.00	8-15-2024	1,190,000	1,344,117
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,851,550
Kent University OH General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,215,689
Ohio Air Quality Development Authority First Energy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	2,000,000	710,000
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	621,250
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	887,500
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,120,240
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,150,550
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	5,325,000
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75	6-1-2033	10,000,000	3,550,000
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	1,118,250
Ohio Water Development Authority Pollution Control Series A (Water & Sewer Revenue) %%	5.00	12-1-2031	1,000,000	1,196,480
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	966,483
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	685,000	780,462

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)

Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25%	1-1-2024	$315,000	$350,834

				36,092,692

Oklahoma : 1.92%

Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,176,270
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2027	1,000,000	1,167,310
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,285,000	1,491,602
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,392,721
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,812,124
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,085,609
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,460,590
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,542,163
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,230,000	1,452,224
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,240,000	1,453,578
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	860,139
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	927,097
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2020	455,000	499,531
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,000,000	1,143,490
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,245,000	1,415,727
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,153,530
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,247,968
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	582,505
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,327,376
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,310,000	1,450,825
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,090,260
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,105,500
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,114,800
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,737,653
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,316,187
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,450,765
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,400,505
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,426,935
Oklahoma Development Finance Authority Higher Education Master Real Property Series B (Miscellaneous Revenue)	4.00	6-1-2024	1,270,000	1,409,725
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,604,985
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,289,399
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	565,219
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,291,008
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,340,225

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma (continued)

Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00%	6-1-2027	$1,000,000	$1,069,350
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	533,330

				48,388,225

Oregon : 0.37%

Medford OR Hospital Facilities Authority (Health Revenue)	5.00	10-1-2020	1,155,000	1,273,203
Oregon Facilities Authority Samaritan Health Services Project Series A (Health Revenue)	5.00	10-1-2026	1,500,000	1,711,755
Washington County OR Full Faith & Credit Obligations Series B (GO Revenue)	5.00	3-1-2022	5,345,000	6,219,870

				9,204,828

Pennsylvania : 8.72%

Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,645,515
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,641,405
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,263,179
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	3,974,940
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,571,160
Allegheny County PA Series 75 (GO Revenue)	5.00	11-1-2026	2,500,000	2,971,725
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue) ±	3.50	12-1-2035	5,000,000	1,775,000
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	2.41	11-1-2039	10,000,000	10,068,300
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,706,240
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2029	825,000	970,530
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2030	1,110,000	1,296,402
Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	921,459
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	100,000	101,509
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,521,061
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,534,016
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,358,366
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,236,560
Emmaus PA General Authority Series A Subordinate Series A-13 (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.94	3-1-2024	8,300,000	8,300,000
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,050,584
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,457,024
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,562,320
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, AGC Insured)	4.70	8-1-2017	195,000	196,527
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2026	515,000	572,896
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2028	660,000	727,109

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00%	11-1-2022	$3,015,000	$3,396,488
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2023	1,900,000	2,153,308
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2024	1,660,000	1,893,081
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	7,049,601
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,176,210
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2024	1,530,000	1,785,709
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2025	1,575,000	1,852,531
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2027	2,190,000	2,562,475
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	909,445
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	611,889
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,360,304
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,554,564
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,170,420
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	538,305
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,066,670
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	5,600,000	6,007,232
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,503,901
Pennsylvania Public School Building Authority (Education Revenue)	5.00	6-15-2025	2,265,000	2,591,296
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,059,440
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,232,160
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,449,713
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,463,738
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,458,913
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,171,883
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,156,820
Pennsylvania Turnpike Commission (Transportation Revenue)	5.00	12-1-2033	3,780,000	4,184,989
Pennsylvania Turnpike Commission Subordinate Series B (Transportation Revenue)	5.00	6-1-2029	7,000,000	7,958,720
Pennsylvania Turnpike Commission Subordinate Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2033	1,350,000	1,669,964
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,375,900
Philadelphia PA (GO Revenue, AGM Insured)	5.00	8-1-2025	7,000,000	8,124,620
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,305,000	1,401,805
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,068,120
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	773,463
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,475,000	1,487,095
Philadelphia PA IDA Master Charter School AID (Education Revenue)	5.00	8-1-2020	420,000	445,801
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	294,177
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,396,875

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00%	9-1-2021	$2,200,000	$2,416,612
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,132,800
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,636,497
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2028	5,000,000	5,530,850
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2029	5,000,000	5,484,900
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2031	1,240,000	1,349,653
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2032	1,000,000	1,081,870
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,163,190
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,414,720
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	2,977,619
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,047,951
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	4,949,444
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,115,760
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,105,050
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,381,813
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,367,898
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,405,854
State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2028	3,500,000	4,027,940
State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2033	4,425,000	4,957,460
State Public School Building Authority Pennsylvania Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	2,000,000	2,205,740

				219,535,073

Rhode Island : 0.18%

Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,156,031
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,437,465

				4,593,496

South Carolina : 1.27%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	35,789
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,127,120
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,422,788
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,163,820
Piedmont SC Municipal Power Agency Prerefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	965,000	996,363
Piedmont SC Municipal Power Agency Unrefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	2,535,000	2,613,889
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,053,210
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	1,937,012
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,350,000	2,463,411
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	818,510

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)

South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00%	10-1-2030	$1,885,000	$2,175,950
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,476,267
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,091,930
South Carolina Public Service Authority Series A (Miscellaneous Revenue)	5.00	12-1-2033	10,800,000	11,578,572
University of South Carolina Athletic Facilities Series A (Education Revenue)	5.00	5-1-2027	855,000	1,019,810

				31,974,441

South Dakota : 0.04%

Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	990,030

Tennessee : 0.27%

Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	838,575
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	270,638
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	625,285
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	345,000	363,896
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,174,347
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,473,094
White County TN (GO Revenue)	4.05	6-1-2020	1,010,000	1,091,386

				6,837,221

Texas : 9.48%

Austin TX Airport System Travis, William and Hays Counties Series A (Airport Revenue)	5.00	11-15-2046	1,000,000	1,123,350
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,509,191
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	4,749,827
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,478,184
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,735,998
Austin TX Refunding Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,660,260
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,189,330
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	4.00	6-15-2032	2,000,000	2,132,440
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2026	2,140,000	2,558,049
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2027	3,205,000	3,800,745
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,526,515
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,695,825
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	2,815,250
Central Texas Regional Mobility Authority Prerefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	985,000	1,063,790
Central Texas Regional Mobility Authority Series B (Transportation Revenue) ±	5.00	1-1-2045	8,000,000	8,706,560
Central Texas Regional Mobility Authority Unrefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	325,000	348,293
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,583,334
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,197,370
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,537,159
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2022	1,515,000	1,691,846
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,577,327
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,138,530
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,245,509

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00%	2-15-2031	$1,000,000	$1,095,910
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00	2-15-2040	11,110,000	11,380,529
Dallas County TX Combination Tax and Parking Garage Certificate of Obligation (GO Revenue)	5.00	8-15-2024	5,600,000	6,684,832
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	793,548
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	822,003
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,354,648
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,373,050
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,179,210
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,167,000
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,255,942
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2031	2,000,000	2,282,720
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2032	2,120,000	2,405,628
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	4.00	3-1-2026	755,000	838,563
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2020	650,000	718,679
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2021	510,000	577,861
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2022	1,000,000	1,155,470
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2023	620,000	728,165
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2024	1,660,000	1,970,569
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond (GO Revenue)	5.00	2-15-2026	3,000,000	3,640,980
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,139,620
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	1,630,000	1,641,850
Harris County TX Flood Control District Series A (GO Revenue)	5.00	10-1-2025	1,500,000	1,792,935
Harris County TX Tax Road Refunding Bond Series 2014A (GO Revenue)	5.00	10-1-2025	8,445,000	10,036,291
Harris County TX Tax Road Refunding Bond Series 2015A (GO Revenue)	5.00	10-1-2025	4,215,000	5,094,544
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	4,948,520
Hays County TX Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,036,720
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,047,630
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	630,000	644,547
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,000,000	5,013,200
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,390,900
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,887,925
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,500,375
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,124,043
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,666,619
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,673,610
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,111,280
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,372,986

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.90%	7-1-2030	$6,895,000	$6,901,550
Northside TX Independent School District Refunding Bond (GO Revenue) ±	1.20	8-1-2040	755,000	755,415
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,645,320
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,194,100
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,481,825
Plano TX (GO Revenue)	5.00	9-1-2030	2,155,000	2,566,411
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	1.16	12-1-2039	5,000,000	5,000,000
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	5,000,000	5,026,750
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series B (Health Revenue) ø	0.92	11-15-2033	14,000,000	14,000,000
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,737,154
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.38	9-15-2017	1,815,000	1,814,056
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,489,094
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,692,000
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,317,640
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,310,440
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,279,224
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,594,257
Texas Transportation Commission Highway Fund Series A (Tax Revenue)	5.00	10-1-2025	3,250,000	3,942,153
Texas Transportation Commission Refunding Bond Series B (Miscellaneous Revenue)	5.00	10-1-2031	5,000,000	5,989,700
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,076,680
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,895,210
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,242,211
University of Texas Board of Regents Series D (Education Revenue)	5.00	8-15-2026	2,000,000	2,447,280
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,171,550
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	435,555

				238,619,159

Utah : 0.17%

Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,170,676
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	266,745
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	430,724
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2022	400,000	432,036
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	434,136
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	488,210

				4,222,527

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands : 0.26%

Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75%	10-1-2019	$1,920,000	$1,681,286
Virgin Islands PFA Subordinate Lien Series C (Tobacco Revenue)	5.00	10-1-2017	5,000,000	4,785,800

				6,467,086

Virginia : 0.44%

Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,183,960
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,772,000	229,066
Marquis VA CDA CCAB (Tax Revenue) ±144A	0.00	9-1-2045	386,000	249,178
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	980,407
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	4.00	11-1-2025	2,370,000	2,677,531
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	11-1-2027	1,320,000	1,604,856
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,462,840
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	593,000	594,103

				10,981,941

Washington : 3.47%

Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,351,481
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2031	1,000,000	1,161,820
King County WA Federal Way School District #210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,600,813
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2029	1,600,000	1,801,600
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2031	6,665,000	7,426,543
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2032	2,905,000	3,216,910
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2033	7,045,000	7,759,222
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,098,231
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	7,631,385
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2027	620,000	738,135
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2028	1,455,000	1,721,832
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2029	1,525,000	1,791,265
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,154,620
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue) ±	1.96	1-1-2042	10,000,000	10,016,000
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,587,720
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,628,540
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,213,212
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,550,219
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	6,713,362
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,194,345
Washington TES Properties (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,530,928
Washington Various Purposes Refunding Bond Series B (GO Revenue)	5.00	7-1-2028	7,130,000	8,442,918

				87,331,101

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
West Virginia : 0.33%

West Virginia Hospital Finance Authority West Virginia University Health System Series A (Health Revenue)		5.00%	6-1-2031	$375,000	$424,125
West Virginia Hospital Finance Authority West Virginia University Health System Series A (Health Revenue)		5.00	6-1-2032	950,000	1,067,515
West Virginia School Building Authority (Miscellaneous Revenue)		5.25	7-1-2020	1,100,000	1,158,190
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)		5.00	7-1-2026	1,520,000	1,799,802
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)		5.00	7-1-2027	1,595,000	1,882,100
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)		5.00	7-1-2029	1,755,000	2,042,539

					8,374,271

Wisconsin : 0.67%

Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)		5.50	2-15-2019	410,000	423,903
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)		5.00	6-1-2019	1,050,000	1,075,263
Wisconsin HEFA Series A (Health Revenue)		5.00	7-15-2021	3,500,000	3,954,370
Wisconsin HEFA Series A (Health Revenue)		5.00	11-15-2023	3,500,000	4,090,835
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)		1.37	6-1-2019	1,000,000	975,000
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)		6.00	10-1-2032	1,475,000	1,563,323
Wisconsin PFA KU Campus Development Corporation Central District Development Project (Education Revenue)		5.00	3-1-2032	4,315,000	4,859,738

					16,942,432

Total Municipal Obligations (Cost $2,458,677,765)					2,493,340,518

Total investments in securities (Cost $2,458,677,765)*	99.08%				2,493,340,518

Other assets and liabilities, net	0.92				23,120,482

Total net assets	100.00%				$2,516,461,000

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
*	Cost for federal income tax purposes is $2,458,740,096 and unrealized gains (losses) consists of:

Gross unrealized gains	$72,008,274
Gross unrealized losses	(37,407,852)

Net unrealized gains	$34,600,422

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,493,340,518	$0	$2,493,340,518

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.77%

Guam : 1.23%

Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00%	11-15-2022	$500,000	$550,725
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	972,952
Guam International Airport Authority Series 2013A (Airport Revenue) ##	5.00	10-1-2017	200,000	203,166
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	104,442
Guam International Airport Authority Series 2013B (Airport Revenue) ##	5.00	10-1-2017	300,000	305,106

				2,136,391

Minnesota : 97.22%

Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	515,210
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	227,246
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	187,873
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	248,677
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	535,403
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	310,884
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,127,071
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,106,420
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,546,305
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	244,988
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	732,623
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Miscellaneous Revenue)	5.00	3-1-2034	1,500,000	1,510,665
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,452,808
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	851,768
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	562,725
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	332,295
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,627,665
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	610,992
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	508,475
Columbus MN Charter School New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	895,580
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	36,541	37,058
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	400,000	410,740
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	510,700
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2025	125,000	122,243
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2026	100,000	96,760
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2027	100,000	95,529
Duluth MN Housing & RDA Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,053,340
Duluth MN Independent School District #709 St. Louis County Certificate of Participation Series 2016A (Miscellaneous Revenue, South Dakota Credit Program Insured)	5.00	2-1-2026	1,000,000	1,182,510
Eden Prairie MN MFHR Prairie Meadows Townhomes Project Series 2017 (Housing Revenue) ±	1.20	2-1-2020	1,340,000	1,338,848
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	530,905

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00%	4-1-2022	$735,000	$784,480
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	838,785
Ham Lake MN Charter School Parnassus Preparatory School Project Series A (Education Revenue)	4.00	11-1-2026	1,000,000	964,410
Ham Lake MN Charter School Davinci Academy Project Series 2012A (Education Revenue)	4.00	7-1-2028	370,000	355,367
Ham Lake MN Charter School Davinci Academy Project Series 2016A (Education Revenue)	5.00	7-1-2031	625,000	624,950
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue) ##	2.75	11-1-2017	500,000	500,820
Hennepin County MN Series 2013C (GO Revenue, U.S. Bank NA SPA) ø	0.91	12-1-2033	4,000,000	4,000,000
Hennepin County MN Series 2016B (GO Revenue)	5.00	12-1-2029	450,000	545,450
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	616,098
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	796,929
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	757,671
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,740,066
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	811,112
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A (Health Revenue) %%	5.00	11-15-2029	1,000,000	1,179,640
Minneapolis & St. Paul MN Housing & RDA Children Hospital Clinic Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.88	8-15-2037	2,295,000	2,295,000
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,102,620
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,091,420
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.88	8-15-2034	4,150,000	4,150,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	1.07	11-15-2017	820,000	815,900
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.94	1-1-2035	4,000,000	4,000,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	576,845
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	560,345
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	314,565
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,118,089
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,134,440
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,089,170
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,248,460
Minneapolis MN Health Care System Revenue Prerefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	375,101
Minneapolis MN Health Care System Revenue Unrefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	1,890,000	2,033,281
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	1,000,000	998,850
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	2,000,000	2,000,280
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	852,673
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2014A (Airport Revenue)	5.00	1-1-2032	750,000	852,788
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016C (Airport Revenue)	5.00	1-1-2046	1,000,000	1,135,340

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016D (Airport Revenue)	5.00%	1-1-2041	$250,000	$275,310
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	53,475
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,136,400
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,108,545
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	509,411
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,268,300
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,295,260
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,293,080
Minnesota General Fund Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,129,210
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,537,287
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,131,380
Minnesota HEFAR College of St. Scholastica Series 7R (Education Revenue)	4.25	12-1-2027	400,000	414,364
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	315,303
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	518,080
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	289,270
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	655,034
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2025	220,000	244,328
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2026	100,000	110,851
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2027	110,000	120,632
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.50	10-1-2030	500,000	540,065
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	868,598
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2024	750,000	875,490
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2028	920,000	1,072,674
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2029	750,000	867,075
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2035	750,000	836,828
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	600,000	601,734
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	930,000	953,045
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	590,000	610,662
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	25,000	25,768
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	1,934,913
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A (Housing Revenue)	5.00	8-1-2032	500,000	565,720
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,221,144
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,603,315
Minnesota Prerefunded Bond (GO Revenue)	5.00	8-1-2022	100,000	101,403
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A (Education Revenue)	5.00	10-1-2027	500,000	605,440
Minnesota Various Purpose Bonds Series 2015A (GO Revenue)	5.00	8-1-2028	3,400,000	4,079,592
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	200,274
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2023	185,000	214,844
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	224,030

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00%	2-1-2025	$205,000	$238,511
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	557,910
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,187,758
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,109,900
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	820,000	845,190
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	51,418
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	478,728
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2030	520,000	598,629
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2031	350,000	400,316
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	607,632
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,121,109
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	266,810
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2027	500,000	536,270
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2026	500,000	540,625
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	673,497
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	559,171
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	990,000	1,040,955
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	968,587
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	372,295
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	293,445
Rochester MN Electric Utility Revenue Series 2017A (Utilities Revenue)	5.00	12-1-2037	500,000	574,300
Rochester MN HCFR Mayo Clinic Series 2011 (Health Revenue) ±	4.50	11-15-2038	200,000	224,388
Sartell MN Independent School District #748 St. Stephen Public Schools Series 2016A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,475,313
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	796,614
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	812,225
Southern Minnesota Municipal Power Agency Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,848,162
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,143,800
St Cloud MN Independent School District #742 Series 2017A (Miscellaneous Revenue)	5.00	2-1-2032	500,000	564,490
St Cloud MN Independent School District #742 Series 2017A (Miscellaneous Revenue)	5.00	2-1-2034	350,000	391,276
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A (Miscellaneous Revenue)	5.00	4-1-2036	750,000	658,703
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2030	2,000,000	2,306,200
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2031	2,000,000	2,291,960
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	125,000	135,541
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,096,330
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,350,000	2,565,284

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

St. Paul MN Housing & RDA Charter School Hmog College Preparatory Academy Project Series 2016A (Education Revenue)	5.25%	9-1-2031	$1,000,000	$1,003,640
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00	7-1-2023	250,000	251,778
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	926,166
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	1,047,065
St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A (Health Revenue)	5.00	7-1-2025	250,000	294,695
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue) ##	4.00	11-15-2017	550,000	559,856
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,106,760
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,265,752
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,723,812
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	932,383
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,038,100
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	148,037
St. Paul MN Housing RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,080,000
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,329,340
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30	12-1-2018	1,000,000	998,290
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,267,370
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,075,080
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,114,550
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,089,212
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,799,500
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,134,230
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2031	1,000,000	1,157,870
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,406,563
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,119,100
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	299,425
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	524,515
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	192,373
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	228,611
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	226,238
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	228,107

				169,085,145

Puerto Rico : 0.01%

Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	12,750

Virgin Islands : 0.31%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Tobacco Revenue, AGM Insured)	5.00	10-1-2025	500,000	534,380

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

		Value
Total Municipal Obligations (Cost $168,378,909)		$171,768,666

Total investments in securities (Cost $168,378,909)*	98.77%	171,768,666

Other assets and liabilities, net	1.23	2,139,095

Total net assets	100.00%	$173,907,761

##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
*	Cost for federal income tax purposes is $168,377,091 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,492,474
Gross unrealized losses	(1,100,899)

Net unrealized gains	$3,391,575

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
LIQ	Liquidity agreement
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

6

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$171,768,666	$0	$171,768,666

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.61%

Consumer Discretionary : 0.61%

Diversified Consumer Services : 0.61%
Toll Road Investors Partnership II 144A¤	0.00%	2-15-2028	$30,780,000	$15,986,486

Total Corporate Bonds and Notes (Cost $16,075,655)				15,986,486

Municipal Obligations : 97.92%

Alabama : 1.96%

Alabama Federal Aid Highway Finance Authority Series A (Miscellaneous Revenue)	5.00	9-1-2035	19,000,000	21,844,490
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	10,520,000	10,091,310
Birmingham AL CAB Series A1 (GO Revenue) ±	0.00	3-1-2045	3,000,000	3,008,760
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	528,879
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,113,770
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,369,211
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	777,767
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,010,710
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	4,490,000	4,671,351
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	2,590,000	2,688,316

				51,104,564

Alaska : 0.31%

Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.94	12-1-2041	8,100,000	8,100,000

Arizona : 1.64%

Arizona Health Facilities Authority Catholic Healthcare West Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.95	7-1-2035	12,990,000	12,990,000
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	5,250,000	5,020,050
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	100,000	109,029
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,238,380
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,559,716
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,571,186
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,540,212
Salt River AZ Pima Maricopa Indian Community Series 2005 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.91	10-1-2025	1,500,000	1,500,000
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,083,050
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,094,030
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,087,760

				42,793,413

California : 7.36%

Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,336,762
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,288,405

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00%	8-1-2032	$3,795,000	$2,117,686
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,500,400
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,156,705
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,440,750
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,456,930
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,305,000	567,218
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	1,900,000	791,027
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2039	2,005,000	780,406
Bay Area CA Toll Authority Toll Bridge Series A (Transportation Revenue) ±	2.16	4-1-2036	18,000,000	18,067,140
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,443,812
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	16,670,000	16,670,000
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,406,000
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,674,998
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	525,000	545,927
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,558,266
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	721,740
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	715,686
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	586,300
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	552,250
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	524,510
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,294,244
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	977,720
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2036	510,000	210,497
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,820,000	3,701,045
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	807,007
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	996,585
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,257,040
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,191,440
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	930,945
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	655,615
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2034	1,615,000	811,424
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,173,409
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	1,855,676

2

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00%	6-1-2030	$970,000	$1,094,839
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	19,909,435
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2024	1,130,000	930,261
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2027	2,775,000	2,002,829
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,073,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.39	7-1-2027	27,660,000	24,684,890
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,031,085
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,247,480
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,508,484
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,069,922
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,978,906
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	4,240,852
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,318,997
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,155,340
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,373,932
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	27,197
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	5,975,929
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,240,877
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,273,613
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,429,200
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,134,598
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,248,780
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,179,540
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2032	1,500,000	838,545
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	531,300
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	1,011,720
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2035	1,500,000	722,895
Sylvan CA Unified School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,085,000	479,179
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,979,220
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,114,961
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,228,619

				191,801,990

Colorado : 2.71%

Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,664,889
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,984,382

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13%	12-1-2033	$2,200,000	$2,459,754
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	2,900,000	2,704,743
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2 (Education Revenue)	7.00	12-15-2046	3,940,000	3,966,989
Colorado ECFA Charter School Community Leadership Academy (Education Revenue)	5.75	7-1-2019	555,000	567,576
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,508,233
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	60,000	61,197
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	545,935
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,435,357
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,576,785
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	4,221,558
Colorado ECFA Charter School Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,400,979
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	14,100,000	14,375,373
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,232,880
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,301,242
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	280,000	294,092
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	487,701
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,344,314
Denver CO Convention Center Hotel Authority (Industrial Development Revenue)	5.00	12-1-2031	1,500,000	1,676,580
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	35,000	35,061
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	750,000	751,320

				70,596,940

Connecticut : 0.31%

Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,365,638
Hartford CT Series A (GO Revenue)	5.00	4-1-2028	3,065,000	3,047,100
Hartford CT Series B (GO Revenue)	5.00	4-1-2025	1,220,000	1,229,906
Hartford CT Series B (GO Revenue)	5.00	4-1-2026	1,470,000	1,473,969
Hartford CT Series B (GO Revenue)	5.00	4-1-2027	1,000,000	995,930

				8,112,543

Delaware : 0.38%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,553,625
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,356,364

				9,909,989

District of Columbia : 0.23%

District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	3,545,000	3,801,339

4

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)

District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00%	10-1-2035	$2,000,000	$2,148,660

				5,949,999

Florida : 3.44%

Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	810,000	809,951
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,099,090
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,135,390
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,257,228
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,289,652
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,296,257
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,637,709
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,255,192
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	805,000	974,251
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,705,000	2,941,065
Heritage Harbor Florida Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	335,000	319,717
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,461,225
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,536,248	1,217,374
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	589,429
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,314,464
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,141,000	1,141,593
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.32	5-1-2045	130,000	121,068
Marshall Creek Florida Community Development District (Miscellaneous Revenue) (s)	6.63	5-1-2032	2,110,000	2,067,230
Miami-Dade County FL School District (GO Revenue)	5.00	3-15-2046	15,000,000	16,790,250
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	500,000	587,020
Midtown Miami FL Community Development District Parking Garage Project Series A (Miscellaneous Revenue)	5.00	5-1-2029	2,495,000	2,583,198
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,718,660
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,880,222
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	1,971,611
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,136,540
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,238,320
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	1,815,000	1,956,552
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,912,221
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	2,851,448
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±(s)(t)	1.34	1-1-2049	750,000	479,850

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

St. Johns County FL IDA Refunding Subordinate Glenmoor Project Series B (Health Revenue) (s)(t)	2.50%	1-1-2049	$277,527	$3
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,545,000	2,552,482
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,137,625
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,295,043
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,455,690

				89,474,620

Georgia : 0.38%

Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,817,914
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	511,028
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,655,000	2,908,234
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,213,238
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	5,600,000	3,417,568

				9,867,982

Guam : 0.16%

Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,535,236
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	482,117
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	61,847

				4,079,200

Hawaii : 0.12%

Hawaii Prerefunded Series DZ (GO Revenue)	5.00	12-1-2031	1,670,000	1,929,451
Hawaii Unrefunded Series DZ (GO Revenue)	5.00	12-1-2031	1,030,000	1,156,597

				3,086,048

Idaho : 0.68%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	6,758,010
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,255,690
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	545,795
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,529,975
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	749,615
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,428,718
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	509,935
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,302,385
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	119,908

6

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho (continued)

Idaho Housing & Finance Association Series A (Education Revenue)	6.13%	7-1-2038	$1,500,000	$1,594,845

				17,794,876

Illinois : 19.65%

Chicago IL (Tax Revenue)	5.00	1-1-2028	4,430,000	4,749,890
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,597,995
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	7,292,489
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	7,342,848
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2029	7,885,000	4,363,322
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	895,700
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2031	2,705,000	1,331,347
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,110,552
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2030	4,550,000	2,368,366
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,000,000	2,638,920
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	14,260,567
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2031	10,000,000	4,911,100
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,519,990
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,570,140
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,454,968
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	3,201,057
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,146,774
Chicago IL CAB Series C (GO Revenue) ¤	0.00	1-1-2031	4,945,000	2,033,038
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,747,015
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2026	3,000,000	3,152,190
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,038,190
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,486,905
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,050,361
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,442,225
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,502,200
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,212,160
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,413,160
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,047,830
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,106,490
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,272,754
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,774,000
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	4,978,948
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,010,720
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,179,760
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,112,362
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	1,715,000	1,691,916
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,037,241
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	12,675,770

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Series B (GO Revenue)	5.50%	1-1-2032	$1,285,000	$1,278,459
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,264,360
Chicago IL Wastewater Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,318,400
Chicago IL Wastewater Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,504,350
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,393,900
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	3,000,000	3,287,880
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,727,261
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,369,494
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	356,584
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	28,665,360
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	702,010
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	8,165,000	8,454,694
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,250,170
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,566,725
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,414,240
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	4,739,651
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,066,141
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,138,400
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	5,879,174
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,425,000	1,488,470
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,599,751
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,800,000	1,960,938
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	8,802,367
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,160,202
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	350,000	350,746
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,506,300
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	8,793,360
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,318,783
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	7,935,970
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,014,480
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,687,808
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	6,750,000	7,138,598
Illinois Series A (GO Revenue)	5.00	4-1-2021	6,675,000	7,052,138
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,261,960
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	1,565,000	1,077,471
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,645,000	6,718,197
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	1,935,000	1,622,343
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	13,279,059
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	2,515,000	1,815,201
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,399,148
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,158,935

8

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00%	6-15-2026	$4,775,000	$5,266,682
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,156,829
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,791,830
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,656,915
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,314,822
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,754,272
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,180,000	919,834
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,774,370
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	8,660,938
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,591,880
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,738,288
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	644,058
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,154,350
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,175,000	1,048,770
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,257,327
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	853,098
McHenry-Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,813,150
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	748,499
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,695,000	1,438,835
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	11,795,000	8,003,025
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2029	23,800,000	13,764,016
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	2,100,000	1,150,485
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2031	10,000,000	5,307,000
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	6,000,000	3,114,000
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2034	11,605,000	5,071,849
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2035	6,450,000	2,724,545
Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2035	6,250,000	2,578,313
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	471,100
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	1,235,000	1,225,552
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,495,000	2,030,082
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	484,239
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,749,482

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00%	4-1-2027	$2,435,000	$1,738,152
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,268,260
Will County IL Community High School District #210 Lincoln-Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,000,000	4,693,850
Will County IL Community Unit School District #201 Crete-Monee Prerefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	430,000	372,634
Will County IL Community Unit School District #201 Crete-Monee Unrefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,070,000	873,730
Willl-Cook Counties IL Community High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2033	2,230,000	903,418
Willl-Cook Counties IL Community High School District #210 Lincoln-Way Refunding Series A (GO Revenue)	5.00	1-1-2028	500,000	459,455

				511,808,672

Indiana : 1.78%

Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	2,000,000	2,090,040
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2048	2,680,000	2,793,444
Gary IN Sanitary District Series A (Water & Sewer Revenue)	5.05	1-15-2029	7,890,000	8,320,873
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	10,000,000	10,397,800
Indiana Finance Authority Environmental Facilities Series 2016A (Industrial Development Revenue)	3.13	12-1-2024	8,350,000	8,329,459
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,482,159
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,596,884
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	1,200,000	1,333,368

				46,344,027

Iowa : 0.45%

Altoona IA Annual Appropriation Urban Renewal Series C (GO Revenue)	5.00	6-1-2031	1,805,000	2,046,834
Iowa Finance Authority UnityPoint Health Project Series B-1 (Health Revenue, Union Bank NA LOC) ø	0.95	2-15-2039	9,800,000	9,800,000

				11,846,834

Kansas : 1.19%

Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	40,000	40,277
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	31,041,940

				31,082,217

Kentucky : 1.62%

Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,186,314
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	2.31	2-1-2046	22,715,000	22,384,724
Kentucky EDFA Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2040	3,400,000	3,542,902
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,277,804
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,066,120

10

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky (continued)

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00%	7-1-2031	$2,780,000	$1,376,156
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,152,425
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	836,800
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	1,255,366

				42,078,611

Louisiana : 1.64%

Louisiana Local Government Environmental Facilities & CDA (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,112,084
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	0.00	10-1-2030	4,185,000	3,533,647
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	0.00	10-1-2031	3,675,000	3,101,994
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ±	0.00	10-1-2046	14,000,000	11,485,040
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	2,410,000	2,415,423
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.25	5-15-2035	2,300,000	2,497,800
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,282,060
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,303,000
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	4,871,880
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	6,990,945

				42,593,873

Maine : 0.07%

Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	1,820,000	1,930,456

Maryland : 0.65%

Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	293,000	347,032
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90	8-1-2041	8,480,000	8,621,870
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	5.75	8-1-2033	1,585,000	1,621,423
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	7.00	8-1-2046	6,085,000	6,216,923

				16,807,248

Massachusetts : 1.17%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,513,780
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,559,880
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	1,780,000	1,910,741
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	1,540,000	1,624,500
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,502,320
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,296,700

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)

Massachusetts Water Resources Authority Series C (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.89%	8-1-2020	$10,000,000	$10,000,000

				30,407,921

Michigan : 7.33%

Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,878,956
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,746,129
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,750,868
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,914,464
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C (Water & Sewer Revenue)	5.00	7-1-2036	8,500,000	9,233,465
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	11,000,000	11,152,570
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	11,000,000	11,092,730
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,202,173
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,605,034
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,472,486
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	1,941,406
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,553,393
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	6.50	10-1-2020	130,000	136,191
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,493,114
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	7.50	12-1-2020	260,000	279,076
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,254,470
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,463,467
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,293,920
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,214,383
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,557,981
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,918,271
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,340,353
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue)	5.00	7-1-2035	2,000,000	2,149,420
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,131,850
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,494,971
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,221,460
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,294,009
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,053,295
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,725,124
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	360,000	376,614
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	7,000,000	7,189,210

12

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00%	7-1-2031	$6,500,000	$7,180,550
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,537,885
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,420,123
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	364,423
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,066
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	551,249
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,484,900
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,187,192
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	450,504
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	100,088
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,612,582
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	70,751
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	186,866
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,995,588
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	1,199,835
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,799,615
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,160,000	1,194,823
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,330,446
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,679,157
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,341,000
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,740,870
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,460,000	4,218,402
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,735,000	8,902,101

				190,829,869

Mississippi : 0.35%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,105,710

Missouri : 0.62%

Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	10,330,000	10,273,908
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,300,000	1,320,475
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,336,499

13

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)

St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25%	7-1-2029	$2,000,000	$2,198,580

				16,129,462

Nebraska : 0.04%

Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,128,253

Nevada : 0.05%

Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	480,000	510,029
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	380,000	406,433
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	250,000	267,150

				1,183,612

New Jersey : 5.72%

Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	2,863,340
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.16	9-1-2025	3,815,000	3,570,039
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.46	9-1-2027	22,245,000	20,825,102
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.51	3-1-2028	1,200,000	1,109,664
New Jersey EDA School Facilities Construction Project Series II (Miscellaneous Revenue)	5.00	3-1-2026	4,000,000	4,122,800
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	15,543,000
New Jersey Educational Facilities Authority Series 2014 (Education Revenue)	5.00	6-15-2025	5,830,000	6,091,301
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	10,988,784
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	11,875,000	6,296,363
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,109,150
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,150,000	732,171
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2042	5,540,000	5,539,612
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,310,560
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	11,759,600
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2044	1,000,000	998,450
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	10,281,500
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	5,575,000	5,681,873
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	8,307,280
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	8,571,281
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,392,100
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,358,666
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,414,179
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,449,378
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	415,192
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	422,528
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	430,446
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	410,201
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	3,986,737

				148,981,297

New Mexico : 0.41%

New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	580,000	624,341
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.28	11-1-2039	10,000,000	9,961,000

				10,585,341

14

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York : 10.74%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65%	2-1-2044	$3,500,000	$3,836,560
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,655,000	10,804,138
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	11,000,000	12,612,490
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	495,000	538,798
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	1,535,000	1,670,494
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	5,970,000	6,498,226
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.42	5-1-2018	1,519,693	1,521,957
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	10,872,300
New York Housing Finance Agency 505 W 37th Street Series B (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	0.96	5-1-2042	14,900,000	14,900,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.92	8-1-2044	10,000,000	10,000,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,220,214
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,722,776
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,060,574
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,291,926
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	36,937,336
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.75	6-15-2040	1,150,000	1,216,528
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,699,926
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Balance (Water & Sewer Revenue)	5.75	6-15-2040	3,850,000	4,070,413
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,387,150
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,697,600
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,119,063
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	19,708,136
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2020	4,865,000	5,240,043
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	11,500,000	12,066,605
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	20,880,000	20,880,000
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	3,000,000	3,021,990
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	3,000,000	3,039,720
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	551,559
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	548,980
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,848,123
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	0.95	5-1-2044	5,000,000	5,000,000

				279,583,625

15

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.70%

North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50%	1-1-2026	$1,250,000	$1,346,413
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,197,120
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,402,250
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,218,760

				18,164,543

Ohio : 2.55%

Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,223,297
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC) ø	0.93	6-1-2034	9,825,000	9,825,000
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,492,343
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	3,946,464
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	1,935,000	2,046,146
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	2,700,000	958,500
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,707,165
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,798,656
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,510,415
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,064,160
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	2,500,000	2,706,925
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	7,796,795
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue) ±	3.75	7-1-2033	11,580,000	4,110,900
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	2,840,000
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue) ±	4.00	6-1-2033	3,720,000	1,320,600
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,932,965
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	1,115,000	1,149,710

				66,430,041

Oklahoma : 0.41%

Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2026	1,810,000	2,144,144
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2030	2,000,000	2,307,640
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2031	1,145,000	1,313,407
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	3,345,000	3,704,588
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,137,839

				10,607,618

Oregon : 0.19%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,042,610

16

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 8.10%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63%	8-15-2039	$5,130,000	$5,543,735
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2025	1,180,000	1,333,329
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2026	1,200,000	1,358,244
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2027	1,000,000	1,130,940
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue) ±	2.70	4-1-2035	2,000,000	710,000
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.41	11-1-2039	20,000,000	20,136,600
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,041,400
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	790,000	792,623
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	5,000,000	6,087,750
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,546,040
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	3,925,000	5,414,655
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	147,840
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,718,763
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,813,646
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,486,516
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	10,625,000	10,595,463
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	989,790
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	14,275,000	15,564,746
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2030	600,000	666,054
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2038	2,100,000	2,269,344
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	2,120,000	1,599,455
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	2,925,000	2,926,346
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,297,432
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.31	6-1-2023	15,685,000	15,685,000
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,505,927
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	5,000,000	5,036,500
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,266,480
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	309,262
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,300,034
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	5,000,000	5,492,300
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2035	3,820,000	4,076,971
Philadelphia PA Series A (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	8,962,560
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	2,750,000	2,814,350
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2022	2,635,000	2,883,797

17

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00%	6-1-2024	$2,250,000	$2,490,480
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2034	1,915,000	2,040,279
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2035	16,715,000	17,726,592
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	3,140,000	3,131,208

				210,892,451

Puerto Rico : 0.15%

Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2017	150,000	151,140
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,243,688
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	5.50	8-1-2031	3,300,000	168,300
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	6.00	8-1-2024	7,000,000	357,000

				3,920,128

South Carolina : 0.48%

Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	401,932
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	163,672
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	2,890,000	2,989,156
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	230,427
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,555,000	1,608,461
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,653,075
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2028	1,230,000	1,365,927
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2034	1,825,000	1,954,904
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2035	2,000,000	2,134,120

				12,501,674

South Dakota : 0.28%

Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,116,992
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	811,058
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,362,500

				7,290,550

Tennessee : 0.42%

Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.00	12-1-2035	8,500,000	8,150,820
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	2,950,000	2,790,848

				10,941,668

Texas : 6.12%

Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	8,734,880
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,811,780

18

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75%	8-15-2041	$2,000,000	$1,792,120
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,237,880
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,017,620
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	2,000,000	2,068,280
Dallas TX (GO Revenue)	5.00	2-15-2025	6,970,000	7,676,200
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	10,471,600
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2029	1,015,000	897,605
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2030	2,000,000	1,762,220
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	971,108
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	3,135,000	3,498,472
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,439,575
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	2,195,000	2,245,595
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	4,370,000	4,470,729
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,855,000	1,901,932
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,741,137
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,036,248
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,452,800
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,125,700
San Leanna TX Educational Facilities Prerefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2022	820,000	825,765
San Leanna TX Educational Facilities Prerefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2023	480,000	483,374
San Leanna TX Educational Facilities Prerefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2024	360,000	362,531
San Leanna TX Educational Facilities Unrefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2022	915,000	919,191
San Leanna TX Educational Facilities Unrefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2023	520,000	522,241
San Leanna TX Educational Facilities Unrefunded Saint Edwards University Project (Education Revenue)	5.13	6-1-2024	390,000	391,603
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,000,260
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,407,294
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,095,440
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2029	5,000,000	5,387,300
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2031	5,000,000	5,328,650
Texas Municipal Gas Acquisition & Supply Corporation Subordinate Lien Series C (Utilities Revenue) ±	2.21	12-15-2026	26,280,000	24,053,821
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,607,160
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	14,227,250

19

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00%	4-1-2028	$7,280,000	$8,512,140

				159,477,501

Utah : 0.52%

Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	485,000	503,464
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	6,972,072
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	1,940,000	2,055,488
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,137,679

				13,668,703

Vermont : 1.53%

Vermont Student Assistance Corporation Series B Class A-2 (Education Revenue) ±	4.09	12-3-2035	16,800,000	17,645,208
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.78	6-2-2042	21,883,566	22,070,889

				39,716,097

Virgin Islands : 1.01%

Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)	5.00	10-1-2025	7,500,000	6,487,275
Virgin Islands PFA Series C (Tobacco Revenue)	5.00	10-1-2018	8,860,000	7,996,327
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2030	7,480,000	5,774,635
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2039	8,315,000	6,104,291

				26,362,528

Virginia : 0.23%

Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,824,000	235,788
Marquis VA CDA CCAB (Tax Revenue) 144A±	0.00	9-1-2045	397,000	256,279
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,008,111
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	3,946,128
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	477,000	477,887

				5,924,193

Washington : 1.28%

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2029	8,940,000	10,066,440
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	9,430,000	10,297,937
King County WA Sewer Series B (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.93	1-1-2032	6,000,000	6,000,000
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,355,000	1,448,305
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,638,150

				33,450,832

West Virginia : 0.09%

West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,472,597

20

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 0.61%

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		6.00%	8-1-2033	$2,120,000	$2,292,186
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		6.25	8-1-2043	4,650,000	5,029,905
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)		5.25	4-15-2024	1,025,000	1,117,209
Wisconsin HEFA Series M (Health Revenue, National Insured) (m)(n)±		1.37	6-1-2019	2,700,000	2,632,500
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.00	8-1-2023	470,000	498,346
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,430,000	1,552,580
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.00	8-1-2043	1,575,000	1,728,830
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	940,000	1,038,164

					15,889,720

Wyoming : 0.09%

West Park Hospital District Wyoming Series B (Health Revenue)		6.50	6-1-2027	500,000	563,880
Wyoming CDA (Education Revenue)		6.50	7-1-2043	1,600,000	1,748,912

					2,312,792

Total Municipal Obligations (Cost $2,466,576,618)					2,550,165,438

		Yield		Shares
Short-Term Investments : 0.39%

Investment Companies : 0.36%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.73		9,309,695	9,315,281

				Principal
U.S. Treasury Securities : 0.03%
U.S. Treasury Bill (z)#		0.67	6-15-2017	$900,000	898,679

Total Short-Term Investments (Cost $10,213,836)					10,213,960

Total investments in securities (Cost $2,492,866,109)*	98.92%				2,576,365,884

Other assets and liabilities, net	1.08				28,004,439

Total net assets	100.00%				$2,604,370,323

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(t)	The Fund has stopped accruing interest on this security.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

21

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,493,304,806 and unrealized gains (losses) consists of:

Gross unrealized gains	$118,584,521
Gross unrealized losses	(35,523,443)

Net unrealized gains	$83,061,078

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

22

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$15,986,486	$0	$15,986,486
Municipal obligations	0	2,550,165,438	0	2,550,165,438
Short-term investments
Investment companies	9,315,281	0	0	9,315,281
U.S. Treasury securities	898,679	0	0	898,679

Total assets	$10,213,960	$2,566,151,924	$0	$2,576,365,884

Liabilities
Futures contracts	$0	$62,500	$0	$62,500

Total liabilities	$0	$62,500	$0	$62,500

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2017, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2017	Unrealized gains
6-21-2017	JPMorgan	200 Short	U.S. Treasury Bonds	$30,168,750	$35,840

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.39%

California : 1.50%

University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,139,100

Guam : 5.88%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,035,800
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,309,060
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,133,130

				4,477,990

Indiana : 1.50%

Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,144,260

New York : 2.19%

New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,665,915

North Carolina : 76.35%

Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	2,000,000	2,107,260
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2029	250,000	293,635
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2031	245,000	284,220
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,764,800
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,632,766
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	899,562
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,319,628
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,150,650
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	3,948,972
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,827,315
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,001,851
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,149,130
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,147,230
Henderson County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2030	500,000	585,285
Jacksonville NC Enterprise System (Water & Sewer Revenue)	5.25	5-1-2028	500,000	614,955
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,126,120
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,310,290
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,931,940
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,387,124
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,124,670
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	2,065,000	2,122,882
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,181,000
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project (Health Revenue)	5.00	11-1-2031	1,500,000	1,661,190
North Carolina Medical Care Commission Presbyterian Homes Project Series C (Health Revenue)	4.00	10-1-2031	1,500,000	1,534,560
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2026	385,000	424,039
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2032	500,000	534,170
North Carolina Medical Care Commission Southminster Incorporated (Health Revenue)	5.00	10-1-2037	500,000	512,545
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,021,900
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	2,981,664

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo North Carolina Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
North Carolina (continued)

North Carolina Port Authority Series B (Airport Revenue)		5.00%	2-1-2025	$3,540,000	$3,822,704
North Carolina Turnpike Authority (Transportation Revenue)		5.00	7-1-2042	500,000	544,365
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)		5.00	12-1-2028	505,000	604,409
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)		5.00	10-1-2026	1,000,000	1,140,970
Pitt County NC Limited Obligation Series A (Miscellaneous Revenue)		5.00	4-1-2027	875,000	1,033,603
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)		5.00	2-1-2029	900,000	1,063,611
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)		5.00	10-1-2033	1,000,000	1,139,920
University of North Carolina at Greensboro (Education Revenue)		5.00	4-1-2033	2,000,000	2,245,500
University of North Carolina at Greensboro (Education Revenue)		5.00	4-1-2039	1,620,000	1,796,224
University of North Carolina at Greensboro (Education Revenue)		5.00	6-1-2042	625,000	697,944
Wilmington NC Limited Obligation Series A (Miscellaneous Revenue)		5.00	6-1-2030	400,000	471,112

					58,141,715

Tennessee : 4.44%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)		5.25	9-1-2026	1,020,000	1,195,154
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)		5.00	2-1-2021	2,000,000	2,183,920

					3,379,074

Virgin Islands : 2.58%

Virgin Islands PFA (Miscellaneous Revenue)		6.75	10-1-2019	2,240,000	1,961,501

Washington : 1.52%

Washington Office Building Refunding Bond (Miscellaneous Revenue)		5.00	7-1-2026	1,000,000	1,161,580

Wisconsin : 1.43%

Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,000,000	1,085,718

Total Municipal Obligations (Cost $71,139,178)					74,156,853

		Yield		Shares
Short-Term Investments : 1.33%

Investment Companies : 1.33%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.73		1,017,077	1,017,687

Total Short-Term Investments (Cost $1,017,658)					1,017,687

Total investments in securities (Cost $72,156,836)*	98.72%				75,174,540

Other assets and liabilities, net	1.28				971,367

Total net assets	100.00%				$76,145,907

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $72,156,834 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,905,425
Gross unrealized losses	(887,719)

Net unrealized gains	$3,017,706

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
HFA	Housing Finance Authority
PFA	Public Finance Authority

2

Wells Fargo North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$74,156,853	$0	$74,156,853
Short-term investments
Investment companies	1,017,687	0	0	1,017,687

Total assets	$1,017,687	$74,156,853	$0	75,174,540

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.04%

Florida : 0.59%

Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,700

Guam : 1.31%

Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2022	1,000,000	1,101,450
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,123,990

				2,225,440

Pennsylvania : 94.51%

Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,293,764
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,315,664
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,450,720
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,421,037
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,113,272
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2029	525,000	602,784
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2037	2,075,000	2,312,110
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2029	800,000	920,008
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2030	675,000	771,498
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	100,000	101,509
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,419,059
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,747,003
Chester County PA IDA Renaissance Academy Charter School Project (Education Revenue)	3.75	10-1-2024	905,000	903,244
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	587,340
Coatesville PA School District Refunding Bond (GO Revenue, AGM Insured)	5.00	8-1-2025	500,000	583,735
Commonwealth Financing Authority Pennsylvania Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,126,470
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,299,585
Cumberland County PA Municipal Authority Dickinson College Project Series HH-1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,270,560
Dauphin County PA Authority Pinnacle Health System Project Series A (Health Revenue)	5.00	6-1-2035	1,000,000	1,110,090
Delaware County PA Authority Neumann University Refunding Bond (Miscellaneous Revenue)	5.00	10-1-2031	1,500,000	1,621,785
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,782,273
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,118,280
Delaware River PA Joint Toll Bridge Commission (Transportation Revenue)	5.00	7-1-2042	580,000	656,496
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,225,768
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2028	450,000	511,776
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2029	375,000	423,473
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	180,000	206,487

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00%	12-1-2027	$200,000	$228,234
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	170,286
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	225,748
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,841,800
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,203,960
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	3,000,000	3,421,740
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,728,256
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	909,560
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	934,094
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,183,040
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,620,225
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,105,670
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,096,806
Montgomery County PA Norristown Area School District (GO Revenue)	5.00	9-1-2029	1,250,000	1,440,800
North Eastern PA Hospital and Education Authority Refunding Bond Wilkes University Project Series B (Education Revenue)	5.25	3-1-2037	1,000,000	1,074,490
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,618,560
Pennsylvania EDFA UPMC Obligated Group (Health Revenue)	5.00	3-15-2031	2,270,000	2,597,084
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	1,019,916
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,101,130
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,319,615
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,360,000	1,437,221
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,283,620
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,106,410
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	1,475,000	1,553,942
Pennsylvania Infrastructure Investment Authority Series A (Miscellaneous Revenue)	5.00	5-15-2031	1,650,000	1,917,234
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,171,883
Pennsylvania State University Refunding Bond Series B (Education Revenue)	5.00	9-1-2034	2,175,000	2,515,975
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,632,465
Pennsylvania Turnpike Commission Oil Franchise Series A (Tax Revenue)	5.00	12-1-2032	1,500,000	1,732,350
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,286,400
Pennsylvania Turnpike Commission Subordinate Series A (Transportation Revenue)	5.50	12-1-2042	3,000,000	3,437,970
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,668,360
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,000,000	1,008,200
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,133,240

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25%	3-15-2023	$660,000	$682,110
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30%	9-15-2027	5,150,000	5,186,308
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,000,000	1,026,510
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,033,530
Philadelphia PA IDA Master Charter School AID (Education Revenue)	5.00	8-1-2020	580,000	615,629
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2030	1,705,000	1,977,766
Philadelphia PA IDA National Board of Medical Examiners Project (Health Revenue)	5.00	5-1-2031	1,610,000	1,856,024
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	2,834,925
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,096,510
Philadelphia PA IDA Temple University 1st Series 2015 (Education Revenue)	5.00	4-1-2033	2,500,000	2,815,400
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,149,960
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,359,980
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,689,150
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,603,040
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,123,450
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,532,352
Philadelphia PA Water & Wastewater Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2030	3,000,000	3,443,340
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,286,200
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	573,800
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,612,273
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,635,750
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	993,630
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,440,360
State Public School Building Authority Pennsylvania Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	540,000	595,550
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	971,889
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,595,000
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,784,782
State Public School Building Authority Pennsylvania Philadelphia Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,500,000	1,709,490
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00	4-1-2028	1,000,000	1,123,360
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,114,241

				161,084,383

Virgin Islands : 1.63%

Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	4.00	9-1-2017	600,000	604,998
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	5.00	9-1-2018	750,000	779,295
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	5.00	9-1-2019	500,000	530,855

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)

Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)		5.00%	10-1-2025	$1,000,000	$864,970

					2,780,118

Total Municipal Obligations (Cost $161,432,701)					167,091,641

		Yield		Shares
Short-Term Investments : 0.94%

Investment Companies : 0.94%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.73%		1,605,512	1,606,476
Total Short-Term Investments (Cost $1,606,476)					1,606,476

Total investments in securities (Cost $163,039,177)*	98.98%				168,698,117

Other assets and liabilities, net	1.02				1,734,780

Total net assets	100.00%				$170,432,897

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $163,039,177 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,112,791
Gross unrealized losses	(1,453,851)

Net unrealized gains	$5,658,940

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SFMR	Single-family mortgage revenue

4

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$167,091,641	$0	$167,091,641
Short-term investments
Investment companies	1,606,476	0	0	1,606,476

Total assets	$1,606,476	$167,091,641	$0	$168,698,117

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.00%

Alabama : 1.42%

Alabama 21st Century Authority Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,020,100
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ) ±	4.00	7-1-2046	10,000,000	10,828,900
Board of Education of Shelby County AL Public School Warrants Series 2016 (Tax Revenue)	4.00	2-1-2020	410,000	437,220
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.95	11-15-2038	22,765,000	22,762,496
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	21,665,000	22,487,403
Jefferson County AL Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	1,955,035
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	1.63	7-15-2034	12,500,000	12,543,375

				74,034,529

Alaska : 0.20%

Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.94	12-1-2041	9,000,000	9,000,000
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,538,194

				10,538,194

Arizona : 2.26%

Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,396,750
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	446,533
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	477,981
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	3.00	7-1-2017	3,500,000	3,519,425
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue) ##	5.00	7-1-2017	32,500,000	32,842,225
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,404,634
Maricopa County AZ PCR Series A (Utilities Revenue) ±	2.40	6-1-2043	9,800,000	9,865,464
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,725,725
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,302,554
Navajo Nation AZ Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	11,595,000	11,392,435
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	12,108,000	12,277,754
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	1.25	12-1-2035	25,000,000	25,000,000
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,029,880
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2017	1,365,000	1,366,993
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,249,743
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,505,675

				117,803,771

California : 6.32%

Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	13,750,000	13,779,013
California (GO Revenue) ±	4.00	12-1-2027	55,200,000	55,493,664
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	1.46	6-1-2047	31,160,000	31,160,000
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,000,000	9,019,260

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.44%	12-1-2037	$12,185,000	$12,256,648
California Infrastructure & Economic Development Bank Series A (Education Revenue) ±	1.91	8-1-2037	26,185,000	26,184,738
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,003,720
California PFA Village E Apartments Project Series A (Housing Revenue) ±	1.15	10-1-2019	7,400,000	7,400,962
California Refunding Bond Series B (GO Revenue) ±	1.66	5-1-2017	7,000,000	7,000,000
California Refunding Bond Series B (GO Revenue) ±	1.81	5-1-2018	6,000,000	6,024,480
California Series D (GO Revenue) ±	1.25	12-1-2028	27,000,000	27,059,130
California State Index Floating Rate Series E (GO Revenue) ±	1.38	12-1-2029	18,000,000	18,002,700
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	1.10	7-1-2041	14,850,000	14,850,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	1.25	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	1.25	7-1-2040	4,100,000	4,100,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,795,287
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,095,525
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,573,286
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	4,045,000	3,286,967
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	3,065,057
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	6,115,414
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	25,085,000	25,331,335
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,054,000
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,089,940
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,124,539
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.95	11-1-2036	8,425,000	8,425,000
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	480,202
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	20,000,000	19,980,600
Tender Option Bond Trust Recei Tengen (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.11	8-1-2022	4,500,000	4,500,000

				328,676,467

Colorado : 0.73%

Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	2,000,000	1,959,200
Colorado HCFR Catholic Health Initiatives Series C2 (Health Revenue) ±	1.78	10-1-2039	8,500,000	8,423,585
Colorado HCFR Catholic Health Initiatives Series C4 (Health Revenue) ±	1.78	10-1-2039	3,495,000	3,462,671
Colorado Housing & Finance Authority Traditions Englewood Project (Housing Revenue)	0.90	12-1-2017	7,000,000	7,000,140
University of Colorado Hospital Authority Series 2017C-1 (Health Revenue) ±	5.00	11-15-2038	15,000,000	16,910,400

				37,755,996

Connecticut : 3.77%

Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	1.26	1-1-2018	9,810,000	9,795,874
Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20	7-1-2049	33,190,000	33,137,892
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	33,949,000
Connecticut HEFAR Hartford Healthcare Series G (Health Revenue) ±	1.48	7-1-2049	10,000,000	9,960,300
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	12,790,000	12,818,905

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)

Connecticut HEFAR Yale University Issue Series A-1 (Education Revenue) ±	1.00%	7-1-2042	$600,000	$594,834
Connecticut Securities Industry and Financial Market Association Index Refunding Bond (Miscellaneous Revenue) ±	2.01	5-15-2019	3,500,000	3,516,170
Connecticut Series A (Miscellaneous Revenue) ±	1.46	3-1-2019	3,200,000	3,195,232
Connecticut Series A (Miscellaneous Revenue) ±	1.56	3-1-2020	8,285,000	8,261,222
Connecticut Series A (Miscellaneous Revenue) ±	1.59	4-15-2017	4,700,000	4,700,047
Connecticut Series A (Miscellaneous Revenue) ±	1.68	5-15-2017	17,000,000	17,005,780
Connecticut Series A (Miscellaneous Revenue) ±	1.83	5-15-2018	17,740,000	17,763,062
Connecticut Series A (Miscellaneous Revenue) ±	2.01	4-15-2019	5,600,000	5,627,888
Connecticut Series A (Miscellaneous Revenue) ±	2.26	3-1-2019	21,500,000	21,505,805
Connecticut Series D (GO Revenue) ±	1.43	9-15-2017	2,100,000	2,099,979
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2017	1,500,000	1,521,240
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,046,720
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	678,217
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	749,637
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,059,480
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2017	3,856,000	3,884,920
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,500,068

				196,372,272

Delaware : 0.02%

Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,233,881

District of Columbia : 0.34%

District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	1.66	12-1-2017	13,000,000	12,967,760
District of Columbia University Revenue American University Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.91	10-1-2036	5,000,000	5,000,000

				17,967,760

Florida : 2.08%

Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,181,952
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2017	3,120,000	3,138,720
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	5,869,666
Escambia County FL Gulf Power Company Project (Resource Recovery Revenue) ±	1.40	4-1-2039	9,500,000	9,512,065
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	723,965
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	857,126
Jacksonville FL Sales Tax Refunding Bond Better Jacksonville Plan (Tax Revenue)	5.00	10-1-2017	2,000,000	2,041,720
Manatee County FL School Board Certificate Participation Series A (Miscellaneous Revenue)	5.00	7-1-2020	1,225,000	1,316,005
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,777,843
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A±	1.30	10-13-2023	6,325,000	6,325,000
Miami-Dade County FL Miami International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2021	16,000,000	16,346,400
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	1.30	9-25-2024	23,520,000	23,520,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	1.30	5-1-2037	10,000,000	10,000,000
Palm Beach County FL HCFR ACTS Retirement Life Series 2016 (Health Revenue)	5.00	11-15-2021	3,515,000	3,903,583
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,274,582

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20%	7-1-2017	$170,000	$170,896
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,239,080
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,901,612
Tampa FL Baycare Health System Series 2010 (Health Revenue)	5.00	11-15-2023	8,080,000	8,863,437
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2020	3,125,000	3,432,719
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2021	3,440,000	3,840,622

				108,236,993

Georgia : 2.50%

Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	2.16	11-1-2038	21,500,000	21,667,915
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,249,600
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,037,831
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	11,000,000	11,045,870
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.86	8-15-2035	23,000,000	22,912,370
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,322,942
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	4,950,976
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,835,144
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	16,000,000	16,174,720
Peach County GA Development Authority USG Real Estate Foundation LLC Project (Housing Revenue)	1.20	10-1-2018	3,250,000	3,239,893
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	5,550,000	5,532,129

				129,969,390

Guam : 0.09%

Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	482,193
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	707,339
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,692,112

				4,881,644

Illinois : 8.86%

Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,439,830
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	9,245,000	9,809,777
Chicago IL Board of Education Series A (GO Revenue) ±	1.74	3-1-2036	48,000,000	45,750,720
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	932,330
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2020	765,000	774,410
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.66	3-1-2035	24,000,000	23,836,560
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	5,008,018
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,125,630
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	8,166,945
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,002,860
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2018	330,000	335,709
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,062,720

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00%	1-1-2020	$890,000	$970,821
Chicago IL Park District Harbor Facility Series C (GO Revenue)	5.00	1-1-2022	3,155,000	3,439,108
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	527,785
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,752,551
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,990,000	2,066,436
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,060,000	1,118,904
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,290,000	1,391,936
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,099,840
Chicago IL Park District Series A (GO Revenue)	4.50	1-1-2023	250,000	264,143
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,558,363
Chicago IL Project & Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	145,000	145,319
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,280,000	10,302,308
Chicago IL Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	3,710,000	3,767,876
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,812,692
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,038,377
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,739,048
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	540,000	541,318
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,233,558
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,120,735
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	4,495,000	4,625,265
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,925,000	2,009,642
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2020	730,000	801,883
Chicago IL Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,554,696
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	550,000	552,695
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,850,000	5,878,665
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	643,456
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	2,465,000	2,549,525
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	3,000,000	3,051,030
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	12,780,000	12,935,149
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	4,806,430
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,680,000	1,747,872
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,059,240
Cook County IL High School District Number 205 Thornton Township Series B (GO Revenue)	5.00	12-1-2027	5,000,000	5,016,600
Cook County IL Refunding Bond Series 2016 A (GO Revenue)	5.00	11-15-2020	5,430,000	5,954,972
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,381,172
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,275,000	2,451,335
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,144,975
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,535,000	23,098,441
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,021,800
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,426,000
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,789,305
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,844,614
Illinois (GO Revenue)	5.00	2-1-2019	1,500,000	1,556,595
Illinois (GO Revenue)	5.00	2-1-2020	2,520,000	2,644,337
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,113,980
Illinois (GO Revenue)	5.00	11-1-2021	5,000,000	5,290,150
Illinois (GO Revenue)	5.00	4-1-2022	3,000,000	3,171,000
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,730,000	5,773,032
Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC) ø	0.92	3-1-2032	11,000,000	11,000,000
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,426,676
Illinois Finance Authority Prerefunded Bond OSF Healthcare System Series A (Health Revenue)	6.00	5-15-2039	10,915,000	12,435,569
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,282,180
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	719,579

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00%	5-15-2019	$1,000,000	$1,039,330
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,055,000	1,082,905
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	1,949,291
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	7,925,837
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,581,456
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	13,025,411
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,171,694
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,375,050
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,863,217
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,592,673
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2022	4,375,000	4,621,706
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2023	6,040,000	6,382,710
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,465,893
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,540,349
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,768,920
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,203,600
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,627,025
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	2,225,000	2,232,654
Kane County IL School District #131 Aurora E Side Series C (GO Revenue, AGC Insured)	5.00	6-1-2019	2,110,000	2,239,702
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	881,109
Kendall Kane & Will Counties IL Community Unit School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2020	1,000,000	940,610
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,664,202
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	2,000,000	1,838,360
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2021	920,000	797,447
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	11,178,388
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,245,000	6,179,802
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2020	1,485,000	1,597,429
Regional Transportation Authority Cook Dupage Kane Lake Mchenry And Will Counties IL Refunding Bond Series B (Tax Revenue) ±	1.00	6-1-2025	20,395,000	20,395,000
Regional Transportation Authority IL Refunding Bond (Tax Revenue, AGM Insured)	5.75	6-1-2021	3,000,000	3,493,440
University of Illinois Auxilary Facilities CAB (Education Revenue) ¤	0.00	4-1-2019	7,110,000	6,814,366
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,135,000
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2018	800,000	808,808
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,504,050
Will Grundy ETC County IL Community College District #525 Joliet Junior College (GO Revenue)	6.25	6-1-2021	1,085,000	1,147,919

				460,959,840

Indiana : 1.89%

Evansville City IN MFHR Consolidated RAD Project Series A (Housing Revenue) ±	0.90	6-1-2018	4,600,000	4,595,722
Indiana Finance Authority Refunding Bond Southern Indiana Gas & Electric Company Series E (Utilities Revenue) ±	1.95	5-1-2037	3,200,000	3,213,760
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue) ±	1.75	11-15-2031	11,385,000	11,244,965
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	10,355,000	10,651,153
Indiana HFFA Ascension Health Series A7 (Health Revenue) ±	2.00	10-1-2026	9,080,000	9,163,082
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4 (Health Revenue) ±	1.50	10-1-2027	2,495,000	2,475,863
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,014,570
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	4,285,000	4,282,258

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)

Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue) ±	2.38%	9-1-2055	$6,550,000	$6,609,671
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.66	12-1-2044	45,000,000	44,870,400

				98,121,444

Iowa : 0.46%

Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.05	4-1-2022	12,800,000	12,800,000
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	4,800,000	4,977,264
Iowa Student Loan Liquidity Corporation Series 2011A-1 (Education Revenue)	4.63	12-1-2019	6,000,000	6,209,640

				23,986,904

Kansas : 0.21%

Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,107,553

Kentucky : 1.78%

Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,574,175
Kentucky EDA Next Generation Kentucky Information Highway Project Series 2015 A (Miscellaneous Revenue)	5.00	7-1-2020	1,000,000	1,084,970
Kentucky EDFA Baptist Healthcare System Series A (Health Revenue)	5.38	8-15-2024	1,500,000	1,574,850
Kentucky EDFA Series B1 (Health Revenue) ±	1.43	2-1-2046	10,720,000	10,518,357
Kentucky EDFA Series B2 (Health Revenue) ±	1.43	2-1-2046	11,220,000	11,008,952
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	1,065,000	1,103,361
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,243,704
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	2.31	9-1-2042	25,000,000	24,994,000
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	29,000,000	29,242,730
Louisville & Jefferson County KY Catholic Health Initiatives Series A (Health Revenue)	5.00	12-1-2021	8,060,000	8,955,788
Pendleton County KY Scholl District Finance Corporation (Miscellaneous Revenue)	2.00	2-1-2021	1,200,000	1,194,552

				92,495,439

Louisiana : 2.28%

Desoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	14,998,800
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	1.05	2-1-2046	36,755,000	36,559,831
Louisiana Housing Corporation Versailes Project (Housing Revenue) ±	0.90	3-1-2019	20,610,000	20,569,604
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	1.27	2-1-2049	35,500,000	35,393,855
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,267,636
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	4,015,000	3,209,230
New Orleans LA Master Lease Agreement (GO Revenue) (i)	5.25	1-1-2018	3,140,037	3,170,935
St. Bernard Parish LA Sales & Uses Tax Refunding Bond Series 2012 (Tax Revenue)	4.00	3-1-2018	3,245,000	3,322,361

				118,492,252

Maryland : 2.84%

Howard County MD Housing Commission Series A (Housing Revenue) ±	2.16	7-1-2034	16,050,000	16,058,507
Maryland CDA Multifamily Govans Manor Series M (Housing Revenue)	1.80	12-1-2018	19,500,000	19,538,805
Maryland CDA The Brentwood Series O (Housing Revenue)	1.40	12-1-2017	7,735,000	7,733,298

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Maryland (continued)

Maryland Community Development Administration Department Housing & Community Multifamily Bernard E Mason Apartments Series F (Housing Revenue)	1.17%	11-1-2017	$18,020,000	$18,012,071
Maryland Community Development Administration Department Housing & Community Multifamily Development Pleasant View Gardens Senior Apartments Series H (Housing Revenue)	1.35	9-1-2018	8,200,000	8,179,664
Maryland Community Development Administration Department Housing & Community Multifamily Development The Ellerslie Series 2017 (Housing Revenue)	2.00	2-1-2019	7,500,000	7,507,275
Maryland Community Development Administration Department Housing & Community Multifamily Riverwatch Apartments Series J (Housing Revenue)	1.00	4-1-2017	11,750,000	11,750,000
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	1.13	5-15-2046	8,000,000	8,007,600
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.11	5-15-2029	9,815,000	9,822,067
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	1.36	5-15-2038	22,100,000	22,171,383
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.35	5-15-2038	18,890,000	18,951,015

				147,731,685

Massachusetts : 2.02%

Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	11,500,000	11,280,695
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	502,550
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,003,150
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,780,100
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,565,000
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,536,915
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	3,000,000	3,154,980
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,219,540
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	2,955,000	3,261,522
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,129,480
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.79	7-1-2038	40,000,000	39,998,800
Massachusetts HFA Construction Loan Notes Series B (Housing Revenue)	2.00	6-1-2019	9,000,000	9,059,040
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	1.34	1-1-2018	9,500,000	9,507,410
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	1.16	7-1-2033	10,000,000	10,000,000

				104,999,182

Michigan : 4.34%

Allendale MI Public School District Series A (GO Revenue, Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	931,713
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	962,006
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,552,732
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	250,000	250,865
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,370,703
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	551,895
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,287,470

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00%	5-1-2017	$740,000	$741,946
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,583,537
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,682,326
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,059,850
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	2,996,490
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	260,000	261,654
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	975,000	977,564
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,237,241
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,084,720
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,478,441
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,003,460
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,128,992
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,165,843
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,213,124
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,335,294
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,958,157
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	543,196
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	397,306
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	564,680
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	781,770
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,725,744
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,499,910
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,710,875
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	983,835
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,534,268
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,564,164
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,683,025
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,216,774
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,470,052
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,522,500
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,082,500
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,022,200
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,512,470
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,609,815

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00%	7-1-2020	$1,800,000	$1,979,190
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,428,425
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,512,470
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,588,076
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	804,184
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	755,183
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,163,124
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	16,296,300
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	22,070,000	22,210,365
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4 (Health Revenue) ±	1.63	11-1-2027	3,260,000	3,264,173
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	6,405,000	6,426,521
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	29,250,000	29,704,545
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	900,000	903,150
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	969,318
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,125,137
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	1,961,835
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,530,165
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,077,020
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	553,225
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,450,000
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,594,977
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	20,987,672
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,119,930

				225,646,092

Minnesota : 0.35%

Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	10,410,000	10,427,072
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	1.07	11-15-2017	3,000,000	2,985,000
Minnesota Agriculture & Economic Development Board Evangelical Lutheran Project (Health Revenue, U.S. Bank NA LOC) ø	0.91	9-1-2021	4,000,000	4,000,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	690,582

				18,102,654

Mississippi : 0.42%

Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue) ±	0.95	5-1-2037	4,900,000	4,900,000
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	1.63	12-1-2040	10,075,000	10,098,273
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	1.44	9-1-2017	7,050,000	7,053,455

				22,051,728

Missouri : 0.56%

Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	3,000,000	3,030,840
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,189,319

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)

Kansas City MO Series A (GO Revenue)	5.00%	2-1-2019	$1,000,000	$1,071,170
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,650,839
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,370,744
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.21	11-15-2048	10,000,000	10,000,000

				29,312,912

Nebraska : 0.02%

Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A (Utilities Revenue)	5.00	1-1-2020	1,000,000	1,086,860

Nevada : 0.68%

Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,080,600
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,108,240
Clark County NV PCR (Industrial Development Revenue) ±	1.88	6-1-2031	880,000	882,948
Clark County NV School District Series A (GO Revenue, National Insured)	5.00	6-15-2021	2,000,000	2,076,240
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	20,328,440
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,440,432
Washoe County NV Sierra Pacific Power Series B (Utilities Revenue) ±	3.00	3-1-2036	500,000	516,645
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016E (Water & Sewer Revenue) ±	0.99	3-1-2036	8,000,000	8,000,000

				35,433,545

New Hampshire : 0.12%

New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,472,172
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,756,842
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	915,000	946,119

				6,175,133

New Jersey : 5.25%

Andover NJ Regional School District Refunding School Bond Series 2014 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	534,755
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2017	1,000,000	1,008,670
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2019	1,425,000	1,455,139
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2017	1,000,000	1,009,210
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,179,276
Jersey City NJ Refunding Bond (GO Revenue, AGM Insured)	4.00	9-1-2017	1,620,000	1,639,683
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,688,984
New Jersey Economic Development Authority Transportation Project New Jersey Transit Corporation Project Series B (Miscellaneous Revenue)	5.00	11-1-2021	2,490,000	2,653,269
New Jersey Economic Development Authority Transportation Project New Jersey Transit Corporation Project Series B (Miscellaneous Revenue)	5.00	11-1-2022	25,000,000	26,514,500
New Jersey EDA (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,584,700
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,732,492
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,630,000	18,751,654
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,055,590
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,158,248
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.71	2-1-2018	28,000,000	28,144,480
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,690,000	4,894,343

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey EDA School Facilities Construction Notes Series NN (Miscellaneous Revenue)	5.00%	3-1-2022	$330,000	$349,965
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2022	6,000,000	6,364,440
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2023	4,000,000	4,241,680
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,025,980
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,708,187
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00	6-15-2022	7,500,000	7,955,550
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	610,000	647,887
New Jersey EDA Unrefunded Bond School Facilities School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	865,000	897,550
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,675,000	2,702,847
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	530,465
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	570,882
New Jersey HCFA Trinitas Hospital Obligation Bonds Series B (Health Revenue)	5.25	7-1-2023	4,475,000	4,525,031
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,249,351
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	880,000	900,618
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,574,595
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.15	11-1-2018	11,095,000	11,063,157
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.25	5-1-2019	6,000,000	5,979,120
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,505,839
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,847,258
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,605,000	1,665,396
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	7,403,979
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,172,620
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,043,430
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	36,006,667
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2020	7,000,000	7,458,150
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2021	5,000,000	5,359,350
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,174,970
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,150,000	4,461,375
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	1.10	1-1-2024	4,700,000	4,705,875
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,366,255
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,075,899
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	722,827
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	602,136
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	313,008
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,737,753
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2019	1,815,000	1,883,026
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2020	1,685,000	1,760,067
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,840,825
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	3.00	8-1-2017	600,000	603,720
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	439,969
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	555,429

				272,998,121

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 0.82%

Farmington NM PCR Series B (Utilities Revenue) ±	4.75%	6-1-2040	$5,080,000	$5,100,371
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue) ±	1.88	4-1-2029	4,750,000	4,750,713
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.58	12-1-2028	230,000	229,660
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	225,000	236,720
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.28	11-1-2039	32,500,000	32,373,250

				42,690,714

New York : 13.05%

Broome County NY BAN (GO Revenue)	2.00	5-5-2017	20,000,000	20,018,800
Candor Central School District Tioga and Tompkins Counties NY BAN (GO Revenue)	2.00	6-29-2017	12,000,000	12,026,520
Corning NY City School District BAN (GO Revenue)	2.00	6-22-2017	11,875,000	11,895,188
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.20	5-1-2033	12,000,000	11,997,720
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.43	5-1-2033	33,750,000	33,865,425
Metropolitan Transportation Authority New York Series 2005D (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.89	11-1-2035	10,000,000	10,000,000
Metropolitan Transportation Authority New York Subordinate Series 2002D-2A-1 (Transportation Revenue, AGM Insured) ±%%	1.25	11-1-2032	15,000,000	14,984,250
Metropolitan Transportation Authority New York Subordinate Series 2002D-2A-2 (Transportation Revenue, AGM Insured) ±%%	1.37	11-1-2032	12,500,000	12,485,625
Metropolitan Transportation Authority New York Subordinate Series A2 (Transportation Revenue) ±	1.49	11-15-2039	2,000,000	1,997,980
Metropolitan Transportation Authority New York Subordinate Series A3 (Transportation Revenue) ±	1.41	11-15-2042	39,500,000	39,361,750
Metropolitan Transportation Authority New York Subordinate Series B3 (Tax Revenue) ±	1.81	11-1-2018	32,600,000	32,701,712
Metropolitan Transportation Authority New York Subordinate Series B4 (Transportation Revenue) ±	5.00	11-15-2030	13,620,000	14,840,216
Metropolitan Transportation Authority New York Subordinate Series C2 (Transportation Revenue) ±	4.00	11-15-2033	8,000,000	8,646,960
Metropolitan Transportation Authority New York Subordinate Series D2 (Transportation Revenue, AGM Insured) ±	1.14	11-1-2032	15,750,000	15,751,103
Metropolitan Transportation Authority New York Subordinate Series D2 (Transportation Revenue) ±	4.00	11-15-2034	14,665,000	15,515,277
Metropolitan Transportation Authority New York Subordinate Series G1 (Transportation Revenue) ±	1.01	11-1-2026	31,950,000	31,747,757
Metropolitan Transportation Authority New York Subordinate Series G4 (Transportation Revenue) ±	1.37	11-1-2030	11,600,000	11,634,568
Middletown NY City School District BAN Series A (GO Revenue)	2.00	6-22-2017	14,000,000	14,029,400
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,304,937
Nassau County NY Series A (GO Revenue)	5.00	1-1-2020	4,000,000	4,390,480
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	1,932,297
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	49,077
New York City NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B (Housing Revenue) ±	2.00	5-1-2021	12,000,000	12,087,000
New York City NY Transitional Future Tax Series A-3B (Tax Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.92	11-1-2029	8,700,000	8,700,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.42	5-1-2018	6,773,656	6,783,749
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,269,845
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	787,298
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,086,230
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	1.37	4-1-2017	4,225,000	4,225,000
New York NY Adjusted Fiscal 2008 Subordinate Series A4 (GO Revenue, AGM Insured) ±(m)	1.20	8-1-2026	9,600,000	9,600,000

13

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

New York NY Adjusted Fiscal 2008 Subordinate Series C4 (GO Revenue, AGC Insured) ±(m)	1.10%	10-1-2027	$14,875,000	$14,875,000
New York NY Adjusted Fiscal 2008 Subordinate Series F3 (GO Revenue, Landesbank Hessen-Thüringen LOC) ø	0.92	8-1-2024	8,140,000	8,140,000
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	1.38	12-1-2020	15,000,000	14,475,000
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	5,978,870
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	1.00	10-1-2042	5,700,000	5,700,000
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,015,440
New York NY Municipal Water Finance Authority Subordinate Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.90	6-15-2045	4,955,000	4,955,000
New York NY Refunding Bond Fiscal 2015 Series A (GO Revenue)	5.00	8-1-2021	7,515,000	8,591,599
New York NY Series J-4 (GO Revenue) ±	1.46	8-1-2025	2,000,000	2,000,020
New York NY Subordinate Series J-11 (GO Revenue) ±	1.49	8-1-2027	40,960,000	41,030,042
New York NY Transitional Finance Authority Subordinate Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	1.16	11-1-2022	8,780,000	8,780,000
New York NY Transitional Finance Authority Subordinate Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	1.25	11-1-2022	12,720,000	12,720,000
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	1,995,924
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	6,545,630
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2020	11,000,000	11,847,990
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2019	15,000,000	15,566,100
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	42,760,000	42,760,000
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	25,175,000	27,906,991
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	3,000,000	3,021,990
Oyster Bay NY BAN Series D (GO Revenue)	3.88	6-28-2017	3,485,000	3,491,587
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,168,443
Oyster Bay NY TAN Series B (GO Revenue)	5.25	4-7-2017	3,500,000	3,501,470
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2020	1,390,000	1,434,730
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,510,541
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,876,628
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	649,814
Sachem NY Center School District Suffolk County TAN 2016-2017 (GO Revenue)	1.50	6-29-2017	16,000,000	16,009,760
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,411,283
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,769,967
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	2,978,657
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,183,063
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,666,680
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,804,571
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,486,285
Suffolk County NY TAN (GO Revenue)	2.00	7-26-2017	19,000,000	19,049,970
TSASC Incorporated Tobacco Settlement Series A (Tobacco Revenue)	5.00	6-1-2021	2,000,000	2,233,140
TSASC Incorporated Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2022	2,000,000	2,266,280

				679,114,629

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.29%

North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00%	1-1-2019	$490,000	$519,072
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	13,145,000	13,301,820
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,353,342

				15,174,234

North Dakota : 0.02%

Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,003,250

Ohio : 2.95%

Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	10,003,800
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue) ±	1.00	9-1-2019	7,000,000	6,963,880
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,770,000	5,727,591
Cuyahoga OH Metropolitan Housing Authority Heritage View Homes Project (Housing Revenue)	1.00	6-1-2017	5,550,000	5,550,167
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,730,000	16,916,874
Lake County OH Lake Hospital System Incorporated (Health Revenue)	5.00	8-15-2020	905,000	1,000,586
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.25	5-1-2038	73,500,000	72,888,480
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	696,351
Lucas Metropolitan Housing Authority OH Certificate of Participation (Housing Revenue)	2.25	11-1-2020	1,015,000	1,018,969
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,023,060
Ohio Air Quality Development Authority First Energy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	9,000,000	3,195,000
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	3,550,000
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue) ±	3.13	7-1-2033	1,500,000	532,500
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,000,000	710,000
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2020	1,000,000	1,104,020
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2021	1,205,000	1,349,986
Ohio Water Development Authority First Energy Nuclear Generation Project (Water & Sewer Revenue) ±	4.00	12-1-2033	3,575,000	1,269,125
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	22,925,000	8,138,375
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	17,950,000	6,372,250
Springfield OH (GO Revenue, AGC Insured)	4.00	12-1-2020	1,005,000	1,054,677
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,092,700
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,387,371

				153,545,762

Oklahoma : 0.69%

Blaine County OK Educational Facilities Authority Watonga Public Schools Project (Miscellaneous Revenue)	5.00	12-1-2021	945,000	1,063,862
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,805,236
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,158,420
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	522,175
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,821,830

15

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma (continued)

Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00%	9-1-2019	$1,000,000	$1,083,150
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,201,618
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	1.37	6-1-2019	10,300,000	9,926,625
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA) ø	0.95	1-1-2028	4,000,000	4,000,000
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,276,840
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,242,074
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,096,150
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	1,250,000	1,254,700
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	551,857
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	761,824
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	885,551
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	1,380,000	1,386,859

				36,038,771

Other : 0.81%

Branch Banking & Trust Municipal Investment Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144A±	1.61	11-15-2017	5,612,208	5,607,494
Branch Banking & Trust Municipal Investment Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144A±	1.96	12-31-2019	20,000,000	19,997,000
Branch Banking & Trust Municipal Investment Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	1.66	12-1-2017	970,000	970,000
Branch Banking & Trust Municipal Investment Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) 144A±	1.71	11-15-2019	6,000,000	5,962,860
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	7,164,376	7,366,483
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,321,737	2,376,112

				42,279,949

Pennsylvania : 7.58%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.41	2-1-2021	2,600,000	2,599,922
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,372,803
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue) ±	2.70	4-1-2035	1,400,000	497,000
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Industrial Development Revenue) ±	4.00	1-1-2035	4,500,000	1,597,500
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	1,526,500
Delaware County PA Authority Neumann University (Miscellaneous Revenue)	4.00	10-1-2021	3,215,000	3,385,363
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,425,000	1,429,731
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	2,020,000	2,127,141
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,900,000	9,008,936
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,050,000	5,109,944
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	380,000	394,467
Hempfield PA School District (GO Revenue) ±	0.89	8-1-2017	3,770,000	3,765,551
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,485,134

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	10-15-2020	$1,455,000	$1,561,943
Manheim Township PA School District Series A (GO Revenue) ±	0.93	5-1-2025	4,700,000	4,662,071
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,024,730
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,414,940
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue) ±	2.50	10-1-2030	40,795,000	40,681,590
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	30,000,000	29,916,600
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	2,125,000	2,119,050
Nazareth PA Area School District (GO Revenue) ±	1.05	2-1-2031	15,040,000	14,998,640
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	901,750
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,413,593
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	2.00	11-1-2019	1,100,000	1,103,388
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	11-1-2019	1,005,000	1,058,536
Pennsylvania EDFA PA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2020	1,850,000	2,021,440
Pennsylvania EDFA PA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2021	1,095,000	1,213,227
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	6,864,837
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.25	6-1-2044	2,000,000	2,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.65	4-1-2019	2,000,000	2,000,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	1.12	7-1-2017	860,000	859,278
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	2,200,000	2,267,254
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,220,000	1,289,686
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	1.11	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,685,000
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2021	38,295,000	42,920,270
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	42,845,000	48,801,312
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.51	12-1-2017	14,765,000	14,760,423
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.06	12-1-2019	18,150,000	18,260,715
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.18	12-1-2020	11,300,000	11,401,813
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series 2017B (Education Revenue) ø	1.20	9-1-2050	10,000,000	10,000,000
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,698,600
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,638,982
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,343,289
Philadelphia PA Prefunded Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	1,130,000	1,145,967
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,502,415
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,140,620
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,040,993
Philadelphia PA School District Series A (GO Revenue)	4.00	9-1-2017	500,000	504,730
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2017	2,150,000	2,179,219
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	1,125,000	1,219,455

17

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA School District Series D (GO Revenue)	5.00%	9-1-2018	$5,300,000	$5,533,253
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2020	1,500,000	1,623,375
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	1,750,000	1,918,473
Philadelphia PA School District Series E (GO Revenue, State Aid Withholding Insured)	5.00	9-1-2020	2,075,000	2,256,334
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	7,000,000	7,592,970
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2020	2,750,000	2,976,188
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2021	3,500,000	3,836,945
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2017	1,000,000	1,011,440
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,047,410
Philadelphia PA Unrefunded Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	3,420,000	3,464,597
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	938,940
Scranton PA RAN (Tax Revenue)	2.50	12-15-2017	3,250,000	3,252,308
Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	2,925,000	3,006,403
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2021	680,000	740,146
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2022	730,000	800,686
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2023	835,000	915,628
Scranton PA School District Series B (GO Revenue)	5.00	6-1-2021	580,000	631,301
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2022	870,000	961,011
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2023	615,000	682,084
Scranton PA School District Series C (GO Revenue)	5.00	6-1-2020	585,000	629,021
Scranton PA School District Series C (GO Revenue)	5.00	6-1-2021	590,000	642,186
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,073,820
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	403,176
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	415,293
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	634,585
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	804,593
York County PA Refunding Bond (GO Revenue) ±	0.83	6-1-2033	14,690,000	14,686,328

				394,394,842

Puerto Rico : 0.59%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	11,825,000	11,929,533
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	551,045
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,500,000	7,566,300
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, AGC Insured)	5.25	7-1-2017	10,200,000	10,304,346
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	5,405,000	275,655

				30,626,879

Rhode Island : 0.38%

Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	280,370
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,505,490
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,069,680
Rhode Island Health and Educational building Corporation Tockwotton Home Series 2011 (Health Revenue)	8.38	1-1-2046	3,000,000	3,715,740
Rhode Island Student Loan Authority AMT Series A (Education Revenue)	5.00	12-1-2019	450,000	483,188
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	12,525,000	12,545,165

				19,599,633

South Carolina : 0.16%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	178,572

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)

Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	2.00%	6-1-2018	$325,000	$327,044
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	275,000	278,226
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2018	390,000	399,348
South Carolina Housing Finance & Development Authority Housing Waters Berryhill (Housing Revenue) ±	1.60	12-1-2019	7,250,000	7,267,183

				8,450,373

Tennessee : 1.07%

Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,365,564
Knox County TN HEFA Prerefunded Bond University Health System Incorporated (Health Revenue)	5.00	4-1-2019	525,000	525,000
Knox County TN HEFA Unrefunded Bond University Health System Incorporated (Health Revenue)	5.00	4-1-2019	1,185,000	1,185,000
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,638,045
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,049,700
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,635,213
Metropolitan Government Nashville & Davidson County TN Prerefunded Bond (Education Revenue) ±	1.51	10-1-2038	4,875,000	4,874,854
Metropolitan Government Nashville & Davidson County TN Unrefunded Bond (Education Revenue) ±	1.51	10-1-2038	5,125,000	5,125,256
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.90	6-1-2042	8,000,000	8,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,527,312
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,472,293
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,738,251
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,150,198
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,419,666

				55,706,352

Texas : 14.01%

Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue) ±	1.15	11-1-2019	14,040,000	14,021,888
Central Texas Regional Mobility Authority Subordinate Lien (Transportation Revenue)	5.00	1-1-2018	250,000	256,973
Central Texas Regional Mobility Authority Subordinate Lien (Transportation Revenue)	5.00	1-1-2019	750,000	794,085
Clear Creek TX Independent School District Series B (GO Revenue) ±	1.35	2-15-2038	12,000,000	12,028,560
Clear Creek TX Independent School District Series B (GO Revenue) ±	3.00	2-15-2032	4,270,000	4,416,845
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	1.15	7-1-2031	7,525,000	7,525,000
Corpus Christi TX Utility System Junior Lien Series B (Water & Sewer Revenue) ±	2.00	7-15-2045	12,585,000	12,593,054
Cypress Fairbanks TX School District Series B-1 (GO Revenue) ±	3.00	2-15-2036	10,130,000	10,514,737
Dallas TX Series A (GO Revenue)	5.00	2-15-2019	5,000,000	5,313,900
Dallas TX Unrefunded Balance Refunding Bond (GO Revenue)	5.00	2-15-2021	3,045,000	3,387,897
Denton TX Independent School District Prerefunded Bond Series A (GO Revenue) ±	2.00	8-1-2042	2,790,000	2,825,433
Denton TX Independent School District Unrefunded Bond (GO Revenue) ±	2.00	8-1-2042	8,105,000	8,184,429
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013 (GO Revenue) ±	2.00	8-1-2043	7,000,000	7,085,120
Denton TX Independent School District Unlimited Tax School Building Bond Series2014B (GO Revenue) ±	2.00	8-1-2044	39,075,000	39,648,230

19

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Eagle Mountain & Saginaw TX Independent School District (GO Revenue) ±	2.00%	8-1-2050	$12,150,000	$12,333,951
Fort Bend TX Independent School District School Building Series B (GO Revenue) ±	2.00	8-1-2040	11,770,000	11,810,018
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	4,620,000	4,653,587
Goose Creek TX Consolidated Independent School District (GO Revenue) ±	1.35	2-15-2040	15,160,000	15,191,988
Harlandale TX Independent School District (GO Revenue) ±	2.00	8-15-2045	22,165,000	22,391,970
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	1.15	7-1-2031	17,725,000	17,725,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	1.04	7-1-2031	17,175,000	17,175,000
Houston TX (GO Revenue)	5.00	3-1-2019	7,000,000	7,507,150
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,075,000	5,088,398
Houston TX Independent School District School House Series A2R (GO Revenue) ±	4.00	6-1-2039	43,100,000	43,311,621
Hutto TX Independent School District Series 2015 (GO Revenue) ±	3.00	2-1-2055	23,425,000	24,466,710
Laredo TX Public Property Finance Contractual Obligation Bond (GO Revenue)	3.88	2-15-2018	725,000	739,950
Mansfield TX Independent School District (GO Revenue) ±	1.75	8-1-2042	8,455,000	8,475,038
Midlothian TX Independent School District (GO Revenue) ±	2.50	8-1-2052	5,650,000	5,735,767
North East TX Independent School District (GO Revenue) ±	2.00	8-1-2044	8,870,000	9,000,123
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	28,915,000	29,220,921
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	864,034
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	2.00	4-1-2037	6,740,000	6,547,236
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	1.71	1-1-2050	17,250,000	17,237,235
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,145,645
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,070,552
Northside TX Independent School District Building Project (GO Revenue) ±	1.65	8-1-2045	6,250,000	6,275,750
Northside TX Independent School District Building Project (GO Revenue) ±	1.75	6-1-2032	5,950,000	5,906,387
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	21,195,000	21,505,931
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	6-1-2046	5,200,000	5,235,568
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	3,830,000	3,872,130
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue, FHA Insured) ±	1.43	12-1-2020	7,500,000	7,517,550
Pasadena TX Independent School District Building Project Series B (GO Revenue) ±	3.00	2-15-2044	45,060,000	46,900,250
Pflugerville TX Independent School District Prerefunded Bond (GO Revenue) ±	2.00	8-15-2039	7,665,000	7,803,966
Pflugerville TX Independent School District Unrefunded Bond (GO Revenue) ±	2.00	8-15-2039	15,205,000	15,428,818
Pflugerville TX Independent School District Prerefunded Bond School Building Series A (GO Revenue) ±	2.00	8-15-2039	4,830,000	4,917,568
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.15	4-1-2040	9,775,000	9,775,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.16	4-1-2040	19,000,000	19,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.15	11-1-2040	10,000,000	10,000,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	535,072
San Antonio TX Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,592,898
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.29	2-1-2033	26,700,000	26,663,154
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	11,000,000	11,058,850
San Antonio TX Junior Lien Series C (Utilities Revenue) ±	3.00	12-1-2045	12,100,000	12,523,863
San Antonio TX Junior Lien Series D (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,566,520
San Antonio TX Series A (Utilities Revenue) ±	2.25	2-1-2033	24,350,000	24,843,331
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	707,891

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00%	9-1-2020	$920,000	$1,018,182
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	11-15-2020	1,045,000	1,108,954
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.46	9-15-2017	1,415,000	1,416,557
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.38	9-15-2017	13,785,000	13,777,832
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,620,216
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,771,215
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,633,430
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,794,715
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	3,245,000	3,253,729
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,087,960
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,581,827
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,572,173
Tomball TX Independent School District Series B2 (GO Revenue) ±	3.00	2-15-2039	10,000,000	10,243,500
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	653,498
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,055,238
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	530,845

				729,038,413

Utah : 0.01%

Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	325,000	326,482

Vermont : 0.27%

Vermont Student Assistance Corporation Series B Class-A1 (Education Revenue) ±	2.59	6-1-2022	13,707,621	13,852,236

Virgin Islands : 0.09%

Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,210,000	1,059,561
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series B (Tobacco Revenue)	5.00	10-1-2018	2,985,000	2,763,453
Virgin Islands PFA Series A (Tobacco Revenue)	5.00	10-1-2018	800,000	740,624

				4,563,638

Virginia : 1.73%

Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,151,512
Fairfax County VA Redevelopment & Housing Authority Residences At Government Center II Project (Housing Revenue, FHA Insured) ±	1.00	4-1-2018	13,000,000	13,000,000
Gloucester County VA EDA Solid Waste Disposal Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,500,345
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2019	1,250,000	1,351,063
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2020	1,000,000	1,107,690
Halifax County VA IDA (Utilities Revenue) ±	2.15	12-1-2041	57,600,000	58,174,848
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2019	320,000	327,194
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2020	450,000	462,218
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2021	440,000	467,856
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2022	525,000	559,808
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,685,139
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	3,493,000	451,540

21

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia (continued)

Marquis VA CDA CCAB (Tax Revenue) 144A±	0.00%	9-1-2045	$680,000	$438,967
Petersburg VA Series 2016 (GO Revenue) 144A	4.00	10-1-2017	5,000,000	5,000,250
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	1,995,000	2,121,822

				89,800,252

Washington : 0.39%

Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.91	1-1-2035	8,550,000	8,512,979
Washington Health Care Facilities Authority (Health Revenue) ±	1.76	1-1-2042	9,500,000	9,507,695
Washington Health Care Facilities Authority (Health Revenue)	5.00	2-1-2023	1,025,000	1,115,651
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	930,674

				20,066,999

West Virginia : 0.05%

West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,808,657

Wisconsin : 1.23%

Johnson Creek WI School District BAN (Miscellaneous Revenue)	3.00	3-1-2020	2,550,000	2,550,306
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,320,000	4,531,507
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2038	3,615,000	3,615,000
PFA WI Guilford College (Education Revenue)	5.00	1-1-2021	650,000	704,886
PFA WI Guilford College (Education Revenue)	5.00	1-1-2022	625,000	683,400
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	10-1-2042	3,555,000	3,555,000
Waukesha County WI Series B (Miscellaneous Revenue)	3.00	5-1-2021	17,400,000	17,691,276
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	12,620,000	13,498,100
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	13,754,260
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,100,000	2,150,526
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2018	300,000	306,477
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	445,000	462,649
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	375,000	405,019

				63,908,406

Total Municipal Obligations (Cost $5,137,331,013)				5,099,162,712

Other : 1.92%

Eaton Vance Municipal Income Trust ±144A§	2.15	9-1-2019	23,000,000	23,046,920
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§	1.02	7-1-2018	3,000,000	2,999,880
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A	1.40	10-1-2017	62,000,000	61,897,080
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A	1.56	11-1-2018	12,000,000	12,024,240

Total Other (Cost $100,000,000)				99,968,120

	Yield		Shares
Short-Term Investments : 0.04%

Investment Companies : 0.04%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.73		1,865,062	1,866,181

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

		Value
Total Short-Term Investments (Cost $1,866,181)		$1,866,181

Total investments in securities (Cost $5,239,197,194)*	99.96%	5,200,997,013

Other assets and liabilities, net	0.04	2,008,380

Total net assets	100.00%	$5,203,005,393

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,239,234,322 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,761,288
Gross unrealized losses	(60,998,597)

Net unrealized losses	$(38,237,309)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement

23

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

24

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$5,099,162,712	$0	$5,099,162,712
Other	0	99,968,120	0	99,968,120
Short-term investments
Investment companies	1,866,181	0	0	1,866,181

Total assets	$1,866,181	$5,199,130,832	$0	$5,200,997,013

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.03%

Alabama : 1.57%

Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ) ±	4.00%	7-1-2046	$19,220,000	$20,813,146
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1 (Health Revenue) ±	1.85	11-15-2046	4,725,000	4,613,490
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	4,350,000	4,525,696

				29,952,332

Alaska : 0.47%

Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.84	12-1-2040	1,500,000	1,500,000
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,331,256
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,545,000	1,725,162
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,423,720

				8,980,138

Arizona : 1.97%

Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	906,183
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	515,000	519,105
Maricopa County AZ IDA Educational Horizon Community Learning Center Project (Education Revenue)	2.63	7-1-2021	2,500,000	2,445,975
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2022	1,065,000	1,159,093
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2023	1,120,000	1,224,440
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project (Health Revenue) 144A	5.00	1-1-2026	3,205,000	3,079,556
Navajo Nation AZ Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,416,635
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	3,026,000	3,068,425
Phoenix AZ IDA Basis Schools Projects Series A (Education Revenue) 144A	3.00	7-1-2020	2,300,000	2,271,848
Phoenix AZ IDA Education Facility Basis Schools Incorporated Project (Education Revenue) 144A	3.00	7-1-2020	475,000	469,186
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	645,000	678,488
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	515,000	511,148
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,530,000	1,525,150
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2020	530,000	553,082
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2021	1,315,000	1,376,831
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2022	1,375,000	1,440,560
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,006,620
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,035,190
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,138,908
Pima County AZ Industrial Development Charter School (Education Revenue)	4.00	7-1-2017	1,125,000	1,129,410
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	222,387
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	832,320
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,333,939

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Arizona (continued)

Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00%	7-15-2020	$700,000	$725,200
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	521,460

				37,591,139

Arkansas : 0.25%

Boone County AR Hospital Construction Series 2006 (Health Revenue, BOKF NA LOC) ø	1.50	5-1-2037	4,700,000	4,700,000

California : 7.11%

Alameda CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	1,660,000	1,653,343
Alameda CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	425,000	422,769
California Bay Area Toll Authority Toll Bridge Series E-3 (Transportation Revenue) ±	1.61	4-1-2047	11,600,000	11,599,188
California CDA Tender Option Bond Trust Receipts/ Certificates Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.11	10-1-2020	4,805,000	4,805,000
California Golden Empire Schools Financing Authority Kern High School District Project (Miscellaneous Revenue) ±	1.41	5-1-2017	11,645,000	11,645,000
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	1.46	6-1-2047	25,000,000	25,000,000
California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue) ±	2.11	8-1-2037	6,325,000	6,326,265
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.44	12-1-2037	3,000,000	3,017,640
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A (Education Revenue) 144A	4.00	6-15-2026	890,000	879,827
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,523,666
California Refunding Bond Series B (GO Revenue) ±	1.81	5-1-2018	3,000,000	3,012,240
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A (Education Revenue) 144A	4.50	6-1-2027	280,000	282,500
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A (Education Revenue) 144A	5.00	6-1-2034	1,000,000	1,002,120
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,155,097
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,116,201
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue) ##	5.88	1-1-2018	2,370,000	2,363,838
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	10,000	10,274
Chemehuevi Indian Tribe California (Miscellaneous Revenue)	2.00	7-15-2017	5,935,440	5,933,481
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	4,440,000	4,440,089
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	1,460,000	1,339,214
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	8,550,000	6,552,891
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	1.06	5-1-2017	7,525,000	7,525,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.39	7-1-2027	19,275,000	17,201,781
Palomar CA Health Refunding Series 2016 (Health Revenue)	3.00	11-1-2017	500,000	501,535
Palomar CA Health Refunding Series 2016 (Health Revenue)	4.00	11-1-2018	750,000	767,227
Palomar CA Health Refunding Series 2016 (Health Revenue)	4.00	11-1-2019	1,250,000	1,293,113
Riverside CA Tender Option Bond Trust Receipts Series 2016 (GO Revenue, AGM/National Insured, Bank of America NA LIQ) 144Aø	0.68	8-1-2032	7,625,000	7,625,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,485,759
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,229,110
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.94	11-1-2039	2,190,000	2,190,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Bonds Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	0.88	4-1-2036	1,000,000	1,000,000

				135,899,168

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 2.04%

Arapahoe County CO The Garden on Havana Metropolitan District Refunding Bonds Series 2017A (Tax Revenue)%%	4.63%	12-1-2027	$1,845,000	$1,851,421
Aurora, Arapahoe County CO Cornerstar Metropolitan District Refunding Bonds Series 2017A (GO Revenue)%%	4.50	12-1-2027	500,000	500,330
Centennial CO Southglenn Metropolitan District (GO Revenue)	3.00	12-1-2021	1,100,000	1,077,868
Colorado ECFA Eagle Ridge Academy Project (Education Revenue) 144A	3.63	11-1-2026	2,560,000	2,394,701
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	1,905,000	1,983,562
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2021	250,000	267,622
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2022	515,000	552,997
Colorado ECFA Windsor Charter Academy (Education Revenue) 144A	3.88	9-1-2026	570,000	542,463
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A (Health Revenue)	5.50	7-1-2034	10,000,000	10,369,200
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.00	2-1-2022	3,415,000	3,720,847
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.25	2-1-2031	5,000,000	5,287,200
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2018	250,000	252,305
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2019	385,000	391,533
Colorado Health Facilities Authority Series 2016C (Health Revenue) ø	0.91	12-1-2045	5,000,000	5,000,000
Colorado Health Facilities Authority Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	982,793
Colorado Springs CO Utilities System Subordinate Lien Improvement Series B (Utilities Revenue, Landesbank Hessen-Thüringen SPA) ø	0.98	11-1-2036	870,000	870,000
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015A (Tax Revenue)	4.50	11-1-2029	2,855,000	2,931,228

				38,976,070

Connecticut : 2.06%

Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,080,283
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	554,290
Connecticut HEFA Yale New Haven Health Series D (Health Revenue, Bank of America NA LOC) ø	0.90	7-1-2048	5,000,000	5,000,000
Connecticut Series A (Miscellaneous Revenue) ±	1.66	3-1-2021	2,700,000	2,694,276
Connecticut Series A (Miscellaneous Revenue) ±	1.79	4-15-2018	5,000,000	5,008,600
Connecticut Series A (Miscellaneous Revenue) ±	1.83	5-15-2018	2,000,000	2,002,600
Connecticut Series A (Miscellaneous Revenue) ±	2.16	4-15-2020	7,000,000	7,054,250
Connecticut Series A (Miscellaneous Revenue) ±	2.26	3-1-2019	4,050,000	4,051,093
Connecticut Series D (GO Revenue) ±	1.68	9-15-2018	1,000,000	1,000,910
Connecticut Series D (GO Revenue) ±	1.83	9-15-2019	3,345,000	3,345,268
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	1,970,753
Hartford CT Series A (GO Revenue)	5.00	4-1-2025	2,500,000	2,520,300
Hartford CT Series A (GO Revenue)	5.00	4-1-2027	1,650,000	1,643,285
Hartford CT Series B (GO Revenue)	5.00	4-1-2024	1,515,000	1,534,180

				39,460,088

Delaware : 0.11%

Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,057,629

Florida : 1.82%

Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,153,350
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2017	500,000	501,410
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,419,124
Eustis FL Multi-Purpose Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.99	12-1-2027	260,000	260,000
Florida Development Finance Corporate Educational Facilities Charter Foundation Projects Series A (Education Revenue) 144A	4.00	7-15-2026	3,920,000	3,798,362

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13%	5-1-2024	$3,290,000	$3,596,957
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,032,332
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,022,110
North Brevard County FL Parrish Medical Center Project (Health Revenue)	5.50	10-1-2018	500,000	527,105
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.94	12-1-2020	2,750,000	2,750,000
Sarasota County FL Health Facilities Authority Village on the Isle Project (Health Revenue)	4.00	1-1-2020	1,485,000	1,568,130
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	545,000	545,360
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	560,000	563,388
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	780,000	780,515
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	795,000	799,810
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2020	1,210,000	1,311,822
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2021	1,265,000	1,393,663
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2022	1,325,000	1,476,713
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2023	1,190,000	1,339,155
Wildwood FL Village Community Development District #12 Series 2016 (Miscellaneous Revenue)	2.88	5-1-2021	1,000,000	971,200

				34,810,506

Georgia : 3.11%

Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	2.16	11-1-2038	5,000,000	5,039,050
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	2,000,000	2,001,880
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,720,000	5,788,297
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,024
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	8,875,000	8,912,009
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.86	8-15-2035	6,000,000	5,977,140
Georgia General Obligation Refunding Bond Series F (Miscellaneous Revenue)	5.00	1-1-2025	4,220,000	5,121,223
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,417,936
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,614,550
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	5,485,000	5,639,896
Medical Center GA Hospital Authority Taxable Refunding Columbus Regional Healthcare System Incorporated Project (Health Revenue)	4.88	8-1-2022	17,780,000	17,859,299

				59,376,304

Guam : 0.13%

Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2020	1,350,000	1,462,374
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,088,310

				2,550,684

Hawaii : 0.56%

Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ø	1.36	7-1-2039	10,765,000	10,765,000

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 17.61%

Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00%	12-1-2021	$10,255,000	$8,804,943
Chicago IL Board of Education Series A (GO Revenue) ±	1.74	3-1-2036	17,200,000	16,394,008
Chicago IL CAB City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	7,685,737
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,536,202
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,927,777
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,560,128
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,475,000	2,641,122
Chicago IL Neighborhoods Alive 21 Series B (GO Revenue)	5.00	1-1-2026	5,835,000	5,818,195
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	783,626
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	560,070
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,549,975
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,614,826
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2022	400,000	445,080
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2023	400,000	449,360
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2024	550,000	622,485
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2025	625,000	710,375
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2022	1,000,000	1,112,700
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2024	410,000	464,034
Chicago IL Park District General Obligation Series C (GO Revenue)	5.00	1-1-2023	1,000,000	1,123,400
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,520,000	1,691,304
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,319,995
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	5,001,586
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2022	1,235,000	1,389,597
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2023	1,295,000	1,466,717
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,075,150
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,395,000	2,406,352
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	1,000,000	1,017,010
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	2,250,000	2,277,315
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,529,700
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	4,877,017
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,926,001
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,140,000	1,143,181
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,806,037
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	2,100,000	2,166,528
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	4,852,013
Chicago IL Unrefunded Balance Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	305,000	307,275
Chicago IL Wastewater Transmission Second Lien Series A (Water & Sewer Revenue)	4.00	1-1-2018	1,195,000	1,215,375
Chicago IL Waterworks Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2021	1,000,000	1,003,250
Chicago lL O’Hare International Airport Passenger Facility Charge (Airport Revenue)	4.00	1-1-2029	14,325,000	14,603,908
Chicago lL Series A (Tax Revenue)	5.00	1-1-2022	3,000,000	3,127,260
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,069,150
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	945,172
Cook County IL Series A (GO Revenue)	5.00	11-15-2021	2,250,000	2,504,970

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Cook County IL Series A (GO Revenue)	5.25%	11-15-2022	$1,000,000	$1,119,550
Cook County IL Series A & C (GO Revenue)	5.25	11-15-2022	10,040,000	11,003,438
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,173,874
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,103,800
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	6,069,835
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,863,242
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.95	12-1-2028	7,700,000	7,700,000
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,428,801
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,266,500
Illinois Refunding Bonds Series 2016 (Miscellaneous Revenue)	5.00	2-1-2026	7,000,000	7,337,680
Illinois Sales Tax Series 2016 (Tax Revenue, Bank of America NA LIQ) 144Aø	1.27	6-15-2034	8,310,000	8,310,000
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	5,945,848
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	2,009,383
Illinois Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,350,995
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,101,620
Illinois Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,699,465
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2022	3,380,000	3,624,036
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2023	3,200,000	3,447,840
Illinois Sports Facilities Authority series 2014 (Tax Revenue)	5.00	6-15-2024	4,130,000	4,468,619
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2018	4,105,000	3,994,124
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,181,804
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	7,870,000	6,302,768
Illinois State Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.93	1-1-2031	13,000,000	13,000,000
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,064,676
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	480,593
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	545,091
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Prerefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	1,325,000	1,318,733
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Unrefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	25,000	24,870
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	971,530
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,025,871
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,121,138
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,968,720
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,159,440
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ±	0.00	6-15-2025	1,000,000	1,114,430
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,390,000	1,154,937
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2023	865,000	688,436
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2026	1,900,000	2,002,353
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2022	11,520,000	11,606,746
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	14,090,000	14,720,809
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,107,590
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,141,327
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,211,608

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00%	12-30-2023	$3,410,000	$2,486,470
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2024	2,840,000	1,952,642
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2018	200,000	199,670
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2019	300,000	297,867
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2020	760,000	768,451
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2021	790,000	799,022
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2022	820,000	821,017
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2023	855,000	849,750
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2024	885,000	871,070
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2025	925,000	896,732
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	667,386
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	1.00	4-1-2038	7,365,000	7,365,000
Will County IL Community High School District #210 Lincoln Way (GO Revenue, AGM Insured) ¤	0.00	1-1-2021	1,535,000	1,320,223
Will County IL Community High School District #210 Lincoln Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	14,285,000	10,125,779
Will County IL Community High School District #210 Lincoln Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	8,295,000	5,562,212
Will County IL Community High School District #210 Lincoln Way (GO Revenue)	4.00	1-1-2022	1,100,000	1,056,539
Will County IL School District #114 Manhattan CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	855,000	756,555
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,192,861
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,107,838

				336,555,110

Indiana : 2.02%

Gary IN Sanitary District Series A (Water & Sewer Revenue)	5.05	1-15-2029	4,940,000	5,209,773
Indiana Finance Authority Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2025	1,660,000	1,787,007
Indiana Finance Authority Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2027	700,000	744,338
Indiana Finance Authority Environmental Facilities Series 2016A (Industrial Development Revenue)	3.13	12-1-2024	6,000,000	5,985,240
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	5,255,000	5,662,735
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,212
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	625,000
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	407,164
Michigan IN City School Building Corporation Series 2016A (Miscellaneous Revenue)	5.00	1-15-2025	1,000,000	1,167,900
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.26	4-15-2018	2,300,000	2,300,000
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue) ±	1.66	12-1-2044	11,400,000	11,367,168
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,952,419

				38,534,956

Iowa : 0.16%

Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.05	4-1-2022	2,500,000	2,500,000
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	570,000	578,824

				3,078,824

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 0.87%

Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00%	12-1-2028	$1,000,000	$989,200
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	49,000,000	15,680,980

				16,670,180

Kentucky : 1.36%

Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25	2-1-2018	535,000	551,291
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	300,474
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	351,407
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	337,127
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,520,895
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	855,860
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	1.23	8-15-2024	10,500,000	10,500,000
Kentucky Housing Corporate Watterson Lakeview Project (Housing Revenue)	0.95	7-1-2018	5,000,000	4,985,750
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	2.31	9-1-2042	6,500,000	6,498,440

				25,901,244

Louisiana : 0.59%

Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2020	1,000,000	908,280
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2021	950,000	827,725
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2022	1,500,000	1,250,850
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ±	0.00	10-1-2024	4,005,000	3,364,761
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	1,445,000	1,448,251
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,506,378

				11,306,245

Maryland : 2.36%

Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	4,100,000	4,358,136
Howard County MD Housing Commission Series A (Housing Revenue) ±	2.16	7-1-2034	6,665,000	6,668,532
Maryland Community Development Administration Golden Ring Cooperative Apartments (Housing Revenue)	2.00	7-1-2018	10,000,000	10,001,000
Maryland Community Development Administration Park Heights Apartments Series 2016 (Housing Revenue)	2.15	12-1-2018	8,500,000	8,513,515
Maryland Community Development Administration Pleasant View Gardens Townhouses Series F (Housing Revenue)	1.20	7-1-2018	12,300,000	12,260,517
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,790,000	1,853,778
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2016 (Education Revenue)	5.00	8-1-2026	1,335,000	1,366,920

				45,022,398

Massachusetts : 0.59%

Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,081,000
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	780,082

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)

Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00%	7-1-2019	$6,000,000	$6,388,440
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	1.34	1-1-2018	3,000,000	3,002,340

				11,251,862

Michigan : 5.49%

Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2021	1,405,000	1,617,703
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	5,000,000	5,734,700
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	386,326
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,355,232
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,981,805
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2022	1,000,000	1,128,310
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,243,543
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue) ##	5.00	10-1-2018	3,425,000	3,398,730
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,766,064
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,806,976
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,129,360
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	699,633
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,654,512
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,691,736
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,118,675
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,088,290
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,588,675
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	506,430
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	511,670
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	515,885
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,246,134
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,605,765
Michigan Finance Authority Series H-1 (Education Revenue)	5.00	10-1-2021	1,565,000	1,724,599
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,050
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,267,180
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,074,301
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,305,120
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,125,099
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,357,867
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,204,646
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,462,706
Michigan Housing Development Authority Series E (Housing Revenue) ±	1.70	4-1-2042	9,730,000	9,776,899
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	500,405
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	295,000	295,560

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13%	5-1-2020	$500,000	$500,405
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,902,128
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,502,415
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	9,000,000	9,139,860
Michigan Trunk Line Fund Refunding Bonds Series 2005 (Tax Revenue, AGM Insured)	5.50	11-1-2021	8,275,000	9,686,053
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	1,950,000	1,955,909
Tender Option Bond Trust Receipts/Certificates Portage Public School (GO Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	1.07	5-1-2031	5,000,000	5,000,000
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,098,940

				104,957,296

Minnesota : 0.58%

Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	5,000,000	5,008,200
St. Paul MN Housing & RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.25	11-15-2035	2,850,000	3,024,164
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	512,990
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Education Revenue)	5.00	9-1-2026	1,000,000	1,014,210
St. Paul MN Housing & RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.25	11-15-2028	1,505,000	1,623,985

				11,183,549

Mississippi : 0.82%

Mississippi HFFA Baptist Health System Series A (Health Revenue) ±	2.21	8-15-2036	5,000,000	4,964,950
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	1.00	2-1-2022	10,700,000	10,700,000

				15,664,950

Missouri : 0.70%

Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	2,000,000	2,020,560
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	3.00	3-1-2020	900,000	914,193
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2021	930,000	975,235
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2022	970,000	1,011,409
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2023	1,010,000	1,050,390
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	5.00	3-1-2024	1,000,000	1,097,870
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	5.00	3-1-2025	1,105,000	1,215,809
Richmond Heights MO Francis Place Redevelopment Project (Tax Revenue)	5.63	11-1-2025	1,500,000	1,496,205
Saint Louis MO Airport Floaters Series 017 (Airport Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.16	7-1-2022	3,565,000	3,565,000

				13,346,671

Nevada : 0.37%

Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	733,257
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	660,000	659,980

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nevada (continued)

Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00%	6-1-2018	$655,000	$660,816
Tender Option Bond Trust Receipts/Certificates Nevada Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.09	6-1-2020	5,000,000	5,000,000

				7,054,053

New Jersey : 5.59%

Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,259,286
Garden State NJ Preservation Open Space and Farmland Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	11-1-2021	8,310,000	7,322,689
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,183,103
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	415,000	351,123
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,331,160
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	2.71	2-1-2018	6,500,000	6,533,540
New Jersey EDA School Facilities Construction Project Series EE (Miscellaneous Revenue)	5.25	9-1-2025	1,800,000	1,886,742
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.46	9-1-2027	12,500,000	11,702,125
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,266,370
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,829,668
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	750,000	807,263
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	543,005
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	637,018
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	989,766
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	440,724
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	7,640,040
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2022	4,510,000	4,742,400
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,044,305
New Jersey TTFA Series A (Transportation Revenue)	5.25	6-15-2022	2,785,000	2,955,414
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,157,310
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	2,961,306
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	4,950,731
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2020	2,150,000	2,280,182
New Jersey TTFA Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,388,806
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.34	12-15-2022	19,775,000	19,775,000
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,182,846
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	425,096
South Jersey NJ Port Corporation Marine Terminal Series 2012 (Airport Revenue)	4.00	1-1-2022	1,600,000	1,613,712
South Jersey NJ Port Corporation Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2023	1,665,000	1,746,185
South Jersey NJ Port Corporation Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2024	1,750,000	1,816,833

				106,763,748

New Mexico : 0.90%

New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.58	12-1-2028	155,000	154,771

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Mexico (continued)

New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.28%	11-1-2039	$17,100,000	$17,033,310

				17,188,081

New York : 8.30%

Albany NY IDA Foundation State University Project Series A (Education Revenue) ø	1.17	7-1-2032	3,030,000	3,030,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	981,740
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Housing Revenue, Royal Bank of Scotland LOC) ø	1.05	12-1-2036	2,625,000	2,625,000
Monroe County NY Greece New York Central School (GO Revenue)	2.00	6-30-2017	7,900,000	7,917,222
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,204,929
New York HFA Manhattan Residential Market Series A (Housing Revenue, Bank of China LOC) ø	1.00	11-1-2049	7,000,000	7,000,000
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	1.37	4-1-2017	625,000	625,000
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	1.86	11-1-2019	7,500,000	7,560,975
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	1.38	12-1-2020	8,250,000	7,961,250
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.16	6-15-2032	535,000	535,000
New York NY Series J-4 (GO Revenue) ±	1.46	8-1-2025	6,700,000	6,700,067
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.25	11-1-2022	11,675,000	11,675,000
New York NY Transitional Finance Authority Subordinate Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	1.25	11-1-2022	5,305,000	5,305,000
New York NY Transitional Finance Authority Subordinate Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	1.16	8-1-2023	18,650,000	18,650,000
New York NY Transitional Finance Authority Subordinate Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	1.10	11-1-2022	7,585,000	7,585,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2021	5,900,000	6,086,204
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,020,220
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	9,564,410
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2020	3,000,000	3,231,270
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	6,500,000	6,820,255
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	13,925,000	13,925,000
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,085,200
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	250,732
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	517,155
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	2,500,000	2,518,325
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,009,790
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	616,458
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	684,250
Suffolk County NY Village of Ocean Beach BAN (GO Revenue)	2.00	4-13-2017	4,000,000	4,001,240

				158,686,692

Ohio : 2.02%

Akron OH Bath and Copley Joint Township Hospital District (Health Revenue)	5.00	1-1-2031	2,000,000	2,300,880

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)

Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00%	12-1-2017	$750,000	$768,277
Alliance OH Hospital Alliance Obligated Group (Health Revenue, JPMorgan Chase & Company LOC, AGC Insured) ±	0.92	12-1-2032	4,485,000	4,485,000
Cleveland OH Airport System Series D (Airport Revenue, U.S. Bank NA LOC) ø	0.91	1-1-2024	11,180,000	11,180,000
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	5,315,000	1,886,825
Ohio University Hospital Health System Series B (Health Revenue) ø	1.25	1-15-2033	5,000,000	5,000,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.25	1-15-2045	10,000,000	10,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	2,725,000	967,375
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue) ±	3.75	7-1-2033	5,000,000	1,775,000
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue) ±	4.00	12-1-2033	425,000	150,875

				38,514,232

Oklahoma : 0.11%

Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	813,484
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	1,330,000	1,336,610

				2,150,094

Oregon : 0.01%

Polk County OR Hospital Facility Authority Dallas Retirement Village Project Series A (Health Revenue)	3.63	7-1-2020	255,000	253,233

Other : 0.09%

Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	1,688,536	1,728,082

Pennsylvania : 7.84%

Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	381,167
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,158,189
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue) ±	2.70	4-1-2035	2,500,000	887,500
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Industrial Development Revenue) ±	4.00	1-1-2035	535,000	189,925
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	710,000
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	2.41	11-1-2039	8,750,000	8,809,763
Delaware County PA IDA Chester Charter School Series A (Education Revenue) 144A	4.38	6-1-2026	1,785,000	1,712,529
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	1,040,000	1,041,279
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,205,578
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	1.00	6-1-2042	2,400,000	2,400,000
Fulton County PA IDA Medical Center Project (Health Revenue)	2.40	7-1-2020	3,125,000	3,073,844
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,739,524
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,655,000	1,841,072
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	8,500,000	8,476,200
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue) ±	2.55	6-1-2029	10,340,000	10,311,048
Pennsylvania EDFA Rapid Bridge Replacement Project Series 2015 (Industrial Development Revenue)	5.00	12-31-2026	3,415,000	3,891,905

13

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00%	10-1-2017	$275,000	$277,351
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	4,650,000	4,915,608
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	1.33	9-1-2024	3,865,000	3,859,821
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	31,000,000	35,309,620
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.59	12-1-2018	11,150,000	11,139,519
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	2.18	12-1-2020	10,000,000	10,090,100
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,509,390
Philadelphia PA IDA Charter School Project A (Education Revenue)	4.50	8-1-2026	3,365,000	3,418,705
Philadelphia PA IDA Charter School Project Series 2016B (Education Revenue)	4.88	8-1-2026	2,190,000	2,222,697
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	797,204
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	202,270
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	2,000,000	2,196,920
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2022	3,565,000	3,919,539
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,525,000	1,663,226
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	5,770,000	6,258,777
Philadelphia PA School District Series E (GO Revenue, BHAC Insured)	5.38	9-1-2028	2,425,000	2,572,416
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2022	5,000,000	5,497,250
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2024	750,000	823,223
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2025	1,000,000	1,096,660
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2024	665,000	737,758
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2025	710,000	785,501
Scranton PA School District Series D (GO Revenue)	5.00	6-1-2027	500,000	538,520
Scranton PA Series 2016 (GO Revenue)	5.00	11-15-2026	2,125,000	2,201,075

				149,862,673

Puerto Rico : 0.85%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,008,840
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,877,261
Puerto Rico Highway & Transportation Authority Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,185,000	3,203,569
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,840,000	1,921,862
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	304,086
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	6,950,000	7,704,562
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	2,800,000	142,800

				16,162,980

Rhode Island : 0.37%

Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,152,934
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,771,063
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,162
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	3,135,000	3,140,047

				7,079,206

South Carolina : 0.47%

Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2020	185,000	185,176

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)

Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00%	12-1-2019	$560,000	$591,870
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	375,000	400,736
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.94	12-1-2038	6,860,000	6,860,000
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	910,000	953,553

				8,991,335

South Dakota : 0.06%

South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,061,429

Tennessee : 0.64%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,681,563
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,208,840
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,238,964
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	925,000	1,057,636

				12,187,003

Texas : 8.60%

Arlington TX Higher Education Finance Corporate Education Series A (Education Revenue)	4.00	6-15-2026	725,000	697,885
Austin TX Airport Systems Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	1,897,193
Austin TX Community College District Series A (Education Revenue)	4.00	2-1-2023	320,000	352,064
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,104,400
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	566,255
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,093,697
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	3,887,880
Dallas TX Series A (GO Revenue)	5.00	2-15-2027	2,000,000	2,209,440
Ector County TX Independent School District Unlimited Series 2016 (GO Revenue)	5.00	8-15-2027	1,500,000	1,789,965
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2017	725,000	736,310
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	1.03	11-1-2019	2,850,000	2,850,000
Houston TX Airport System Subordinate Lien Series B (Airport Revenue, National Insured)	5.00	7-1-2026	3,530,000	3,565,300
Houston TX Independent School District Series B (GO Revenue) ±	1.70	6-1-2036	14,000,000	14,091,000
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2020	11,000,000	12,145,540
Hunt TX Memorial Hospital Series 1998 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	1.03	8-15-2017	1,395,000	1,395,000
Lewisville TX Independent School District Series B (GO Revenue)	5.00	8-15-2024	5,290,000	6,263,307
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	250,192
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	250,285
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	868,620
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2021	560,000	609,678
New Hope TX Cultural Education Facilities Finance Corporation The Langford Project Series B-2 (Health Revenue)	3.00	11-15-2021	700,000	681,520
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center (Education Revenue) 144A	3.38	8-15-2021	1,955,000	1,927,024

15

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project (Housing Revenue)	5.38%	4-1-2028	$1,845,000	$2,025,533
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,479,327
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	2.00	4-1-2037	1,960,000	1,903,944
North Texas Tollway Authority System Refunding Bonds Series C (Transportation Revenue) ±	1.58	1-1-2038	3,650,000	3,639,597
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,133,880
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.15	4-1-2040	9,450,000	9,450,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.16	4-1-2040	3,600,000	3,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.15	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.16	11-1-2040	8,000,000	8,000,000
Sam Rayburn TX Municipal Power Agency Bonds Series 2012 (Utilities Revenue)	5.00	10-1-2017	560,000	571,043
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,500,000	2,500,325
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	1.11	11-15-2029	5,900,000	5,900,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.16	7-1-2021	10,500,000	10,500,000
Texas General Obligation Veterans Bonds (GO Revenue, Helaba SPA) ø	0.95	12-1-2046	5,000,000	5,000,000
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Series D (Utilities Revenue)	6.25	12-15-2026	10,000,000	11,856,300
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.38	9-15-2017	2,315,000	2,313,796
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2028	2,285,000	2,470,588
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	192,918
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	325,063
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	430,000	452,072
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	533,755
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,893,875
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,432,934
Victoria TX Independent School District Unlimited Series 2016 (GO Revenue)	5.00	2-15-2026	6,225,000	7,434,393
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,489,926

				164,331,824

Utah : 0.19%

Tender Option Bond Trust Receipts/Certificates Floaters Series 2017 (Airport Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.11	1-1-2025	2,500,000	2,500,000
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A (Education Revenue) 144A	3.50	2-15-2026	1,190,000	1,123,717

				3,623,717

Vermont : 0.92%

Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2021	1,800,000	1,972,206

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Vermont (continued)

Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00%	6-15-2022	$550,000	$605,286
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,331,340
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.78	6-2-2042	10,778,472	10,870,736
Vermont Student Assistance Corporation Series B Class-A1 (Education Revenue) ±	2.59	6-1-2022	2,741,524	2,770,447

				17,550,015

Virgin Islands : 0.57%

Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Tobacco Revenue)	5.00	10-1-2025	5,000,000	4,324,850
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2020	2,500,000	2,087,525
Virgin Islands PFA Series C (Tax Revenue)	5.00	10-1-2024	3,600,000	2,888,928
Virgin Islands PFA Subordinate Lien Series C (Tobacco Revenue)	5.00	10-1-2017	1,600,000	1,531,456

				10,832,759

Virginia : 1.18%

Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue) ±	2.15	11-1-2035	19,000,000	19,221,160
Petersburg VA Series 2016 (GO Revenue) 144A	4.00	10-1-2017	1,500,000	1,500,075
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	1.75	1-1-2018	400,000	397,352
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.00	1-1-2019	600,000	591,900
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.25	1-1-2020	910,000	892,210

				22,602,697

Washington : 1.58%

Redmond WA Library Capital Facilities Area (GO Revenue)	5.00	12-1-2017	200,000	200,706
Seattle WA Housing Authority Newholly Phase I Series B (Housing Revenue)	1.25	4-1-2019	4,505,000	4,490,854
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	2.31	1-1-2035	11,000,000	11,000,220
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (Health Revenue) ±	1.76	1-1-2042	6,050,000	6,054,901
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38	1-1-2021	1,625,000	1,625,130
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63	1-1-2022	6,545,000	6,775,515

				30,147,326

West Virginia : 0.12%

West Virginia EDA Morgantown Energy Associates Project (Industrial Development Revenue)	2.88	12-15-2026	2,395,000	2,281,597

Wisconsin : 0.90%

Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	3,710,000	4,008,618
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,211,615
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,754,959
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	720,000	756,353
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	875,415
Wisconsin PFA Airport Series C (Airport Revenue)	5.00	7-1-2022	2,700,000	2,827,980
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2019	1,270,000	1,284,961
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2020	635,000	640,728

17

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00%	6-1-2021	$1,370,000	$1,379,645
Wisconsin PFA Roseman University of Health Sciences Project Series 2012 (Education Revenue)	5.00	4-1-2022	1,445,000	1,477,671
				17,217,945

Total Municipal Obligations (Cost $1,836,169,970)				1,834,863,064

Other : 0.94%

Eaton Vance New York Municipal Income Trust Preferred Shares ±	2.15	9-1-2019	10,600,000	10,621,624
Eaton Vance Ohio Municipal Bond Fund Institutional Preferred Shares 144A±	1.91	7-1-2019	7,350,000	7,365,141

Total Other (Cost $17,950,000)				17,986,765

	Yield		Shares
Short-Term Investments : 1.76%

Investment Companies : 1.72%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.73		32,901,954	32,921,696

			Principal
U.S. Treasury Securities : 0.04%

U.S. Treasury Bill (z)#	0.64	6-15-2017	$675,000	674,009

Total Short-Term Investments (Cost $33,595,783)				33,595,705

Total investments in securities (Cost $1,887,715,753)*	98.73%			1,886,445,534

Other assets and liabilities, net	1.27			24,334,953

Total net assets	100.00%			$1,910,780,487

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,887,716,794 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,424,168
Gross unrealized losses	(17,695,428)

Net unrealized losses	$(1,271,260)

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2017 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

19

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,834,863,064	$0	$1,834,863,064
Other	0	17,986,765	0	17,986,765
Short-term investments
Investment companies	32,921,696	0	0	32,921,696
U.S. Treasury securities	674,009	0	0	674,009

Total assets	$33,595,705	$1,852,849,829	$0	$1,886,445,534

Liabilities
Futures contracts	$46,875	$0	$0	$46,875

Total liabilities	$46,875	$0	$0	$46,875

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2017, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2017	Unrealized gains
6-21-2017	JPMorgan	150 Short	U.S. Treasury Bonds	$22,626,563	$26,880

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 93.87%

Alabama : 2.84%

Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ) ±	4.00%	7-1-2046	$13,915,000	$15,068,414
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) ±(m)	0.79	11-15-2037	2,025,000	2,025,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	1.45	11-1-2042	17,000,000	17,000,000
Alabama HFA Dauphin Gate Apartments Project Series B (Housing Revenue) ±	1.35	4-1-2020	1,500,000	1,499,985
Alabama HFA The Park at Sydney Drive Series B (Housing Revenue) ±	1.50	12-1-2019	10,000,000	10,018,300
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,001,420
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	1.05	8-1-2037	13,200,000	13,201,980
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.95	11-15-2038	35,000,000	34,996,150
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	13,600,000	14,149,304
Jefferson County AL Sewer Subordinate Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,775,603
Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	1.36	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	1.10	9-1-2020	12,600,000	12,600,000

				155,736,156

Alaska : 0.02%

North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,166,243

Arizona : 1.03%

Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.92	7-1-2035	2,700,000	2,700,000
Maricopa County AZ Gilbert Unified School District #41 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,845,000	3,999,031
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	1.02	9-1-2045	49,250,000	49,250,000
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	550,793

				56,499,824

Arkansas : 0.02%

Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	854,284
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	515,965

				1,370,249

California : 7.07%

Acalanes CA Union High School District BAN (GO Revenue)	5.00	8-1-2017	4,500,000	4,563,180
California (GO Revenue) ±	4.00	12-1-2027	5,000,000	5,026,600
California Golden Empire Schools Financing Authority Kern High School District Project (Miscellaneous Revenue) ±	1.41	5-1-2017	11,645,000	11,645,000
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.93	7-15-2018	1,900,000	1,866,750
California HFFA Stanford Hospital Series B-1 (Health Revenue) ø	0.89	11-15-2045	19,100,000	19,100,000

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	1.18%	4-1-2038	$32,790,000	$32,786,065
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-1 (Miscellaneous Revenue) ±	1.19	10-1-2047	3,000,000	2,999,310
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	6,000,000	6,039,360
California PFOTER PT-2802 (GO Revenue, National Insured, Dexia Credit Local SPA) ø	1.07	2-1-2025	9,895,000	9,895,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	31,890,000	31,890,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.06	8-1-2027	7,805,000	7,805,000
California Pollution Control Financing Authority Series A (Resource Recovery Revenue) 144A±	1.25	8-1-2023	5,000,000	5,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	950,000	1,005,366
California Series A-2 (GO Revenue, Bank of Montreal LOC) ø	0.68	5-1-2033	11,960,000	11,960,000
California Series A-2 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC) ø	0.85	5-1-2040	3,000,000	3,000,000
California Series A-5 (GO Revenue, Citibank NA LOC) ø	0.68	5-1-2034	16,475,000	16,475,000
California Series C-1 (GO Revenue, Bank of America NA LOC) ø	0.84	5-1-2033	27,000,000	27,000,000
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	264,956
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	291,679
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	1.10	7-1-2041	14,425,000	14,425,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	1.25	7-1-2040	26,150,000	26,150,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	1.25	7-1-2040	3,975,000	3,975,000
California Statewide CDA Samoa Avenue Apartments Series V (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,999,300
Compton CA PFA Prerefunded (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2022	6,925,000	7,295,072
El Monte CA Union High School District Refunding Bond (GO Revenue)	4.00	6-1-2017	5,365,000	5,394,239
Foothill-Eastern CA Transportation Corridor Agency Series B-1 (Transportation Revenue) ±	5.00	1-15-2053	7,000,000	7,068,740
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.27	7-1-2017	18,150,000	18,164,339
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.99	11-1-2036	16,150,000	16,150,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	2.00	11-1-2036	16,950,000	16,950,000
Palomar Pomerado CA Health Care District ROC RR-11872 (GO Revenue, National Insured, Citibank NA LIQ) 144Aø	1.11	4-13-2017	6,000,000	6,000,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50	7-1-2018	4,450,000	4,537,977
Sacramento County CA Airport System Refunding AMT Subordinate & PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	5,345,000	5,451,045
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA) ø	0.92	4-1-2038	6,200,000	6,200,000
Santa Clara CA PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	1.14	12-15-2021	22,445,000	22,445,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144Aø	1.52	4-1-2047	18,445,000	18,445,000
Yuba CA Community College CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	8-1-2039	750,000	251,235

				387,515,213

Colorado : 0.58%

Colorado E-470 Public Highway Authority Series A (Transportation Revenue) ±	1.56	9-1-2039	2,750,000	2,748,928

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Colorado Health Facilities Authority Catholic Health Initiatives Series B-3 (Health Revenue) ±	1.88%	7-1-2039	$500,000	$502,250
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,416,702
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,194,356
Colorado HEFA Montbello Senior Housing Project Series I (Housing Revenue, FHA Insured)	1.05	8-1-2018	2,755,000	2,750,509
Colorado HFA Series 3127X (Health Revenue, Bank of America NA LIQ) 144Aø	1.51	7-1-2034	8,625,000	8,625,000
Denver CO City & County Airport Subordinate Series A (Airport Revenue)	5.00	11-15-2017	400,000	409,636
Denver CO City & County Airport Subordinate Series A (Airport Revenue)	5.00	11-15-2018	500,000	529,325
Denver CO City & County Airport Subordinate Series B (Airport Revenue)	5.00	11-15-2017	600,000	614,796
Denver CO City & County Airport Subordinate Series B (Airport Revenue)	5.00	11-15-2018	600,000	636,216
Denver CO City & County Airport Subordinate Series F-2 (Airport Revenue, AGC Insured) ±(m)	1.15	11-15-2025	4,900,000	4,900,000
University of Colorado Hospital Authority Series C-1 (Health Revenue) ±	4.00	11-15-2047	6,940,000	7,351,403

				31,679,121

Connecticut : 2.17%

Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	1,893,968
Connecticut HEFA Yale University Series A (Education Revenue) ±	1.00	7-1-2042	15,000,000	14,874,150
Connecticut HEFA Yale University Series U-1 (Education Revenue) ±	1.00	7-1-2033	1,040,000	1,034,467
Connecticut HEFA Yale University Series A (Education Revenue) ±	0.80	7-1-2048	5,125,000	5,122,438
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,563,100
Connecticut HFA Housing Mortgage Finance Program Series A (Housing Revenue)	2.40	11-15-2020	1,250,000	1,280,600
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue)	1.55	5-15-2020	1,020,000	1,012,228
Connecticut Series A (Miscellaneous Revenue) ±	1.33	3-1-2018	2,875,000	2,872,499
Connecticut Series A (Miscellaneous Revenue) ±	1.83	5-15-2018	7,000,000	7,009,100
Connecticut Series D (Miscellaneous Revenue) ±	1.60	8-15-2017	14,855,000	14,865,250
Connecticut Series D (Miscellaneous Revenue) ±	1.79	8-15-2018	6,000,000	6,003,780
Hamden CT BAN (GO Revenue)	3.00	8-24-2017	6,000,000	6,046,140
Hartford CT BAN (GO Revenue)	2.00	8-30-2017	11,500,000	11,544,620
Hartford CT Series A (GO Revenue)	4.00	12-1-2017	500,000	505,125
Hartford CT Series A (GO Revenue)	5.00	12-1-2018	510,000	529,421
New Britain CT (GO Revenue, Ambac Insured)	5.00	4-15-2017	1,165,000	1,166,946
New Haven CT Series A (GO Revenue)	3.00	8-15-2017	13,410,000	13,497,433
New Haven CT TAN (GO Revenue)	2.50	5-18-2017	4,000,000	4,006,720
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,255,775

				119,083,760

Delaware : 0.12%

New Castle County DE Series ZF2088 (GO Revenue, Morgan Stanley Bank LIQ) 144Aø	0.96	10-1-2045	6,665,000	6,665,000

District of Columbia : 1.00%

District of Columbia DW&P Series B (Water & Sewer Revenue, TD Bank NA SPA) ø	0.90	10-1-2050	25,500,000	25,500,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.94	11-1-2042	17,100,000	17,100,000

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)

District of Columbia University Revenue American University Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.91%	10-1-2036	$12,000,000	$12,000,000

				54,600,000

Florida : 3.02%

Escambia County FL HFA Acts Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.00	11-15-2029	1,275,000	1,275,000
Florida Department of Environmental Protection Series A (Tax Revenue)	5.00	7-1-2027	5,000,000	5,103,200
Florida Department of Transportation Right of Way Acquisition and Bridge Construction Series A (Tax Revenue)	5.38	7-1-2027	5,695,000	5,818,582
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	225,000	228,830
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2018	300,000	314,211
Florida University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2018	3,100,000	3,263,742
Florida University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2019	3,215,000	3,467,506
Gainesville FL Utilities System Series A (Utilities Revenue, State Street Bank & Trust Company SPA) ø	0.95	10-1-2036	14,000,000	14,000,000
Lakeland FL Energy System (Utilities Revenue) ±	1.66	10-1-2017	5,220,000	5,221,305
Lee County FL Solid Waste System (Resource Recovery Revenue)	2.00	10-1-2017	5,235,000	5,252,694
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2018	2,350,000	2,469,733
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2020	600,000	660,654
Miami FL HFFA Miami Jewish Health Systems Incorporate Project (Health Revenue)	2.25	7-1-2018	250,000	250,550
Miami FL HFFA Miami Jewish Health Systems Incorporate Project (Health Revenue)	2.50	7-1-2019	300,000	301,434
Miami FL HFFA Miami Jewish Health Systems Incorporate Project (Health Revenue)	5.00	7-1-2020	500,000	537,630
Miami FL HFFA Miami Jewish Health Systems Incorporate Project (Health Revenue)	5.00	7-1-2021	250,000	271,883
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	306,123
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	1.11	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	1.30	10-13-2023	9,150,000	9,150,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	1.30	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA Miami Children’s Hospital Project Series A (Health Revenue)	5.25	8-1-2021	855,000	930,189
Miami-Dade County FL HFA St. John Plaza Apartments (Housing Revenue) ±	0.95	8-1-2019	9,750,000	9,714,608
Miami-Dade County FL International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2019	16,775,000	17,122,243
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.92	10-1-2050	17,000,000	17,000,000
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (Health Revenue, SunTrust Bank LOC) ø	0.94	7-1-2027	5,690,000	5,690,000
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,065,000	1,067,673
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	515,145
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	819,991
Palm Beach County FL HFA Retirement Life Communities Project (Health Revenue)	4.00	11-15-2019	2,675,000	2,816,053
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	1.25	8-1-2030	8,525,000	8,525,000

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Pinellas County FL HFA Series A (Health Revenue)	5.65%	5-1-2037	$3,380,000	$3,393,858
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0010 (Airport Revenue, AGC Insured, Bank of America NA LIQ) 144Aø	1.25	10-1-2038	13,500,000	13,500,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) 144Aø	1.26	10-1-2032	8,510,000	8,510,000

				165,357,837

Georgia : 1.87%

Atlanta GA Urban Residential Finance Authority The Remington Apartments Project (Housing Revenue) ±	1.05	6-1-2019	10,250,000	10,232,370
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996 (Utilities Revenue) ±	2.35	10-1-2032	6,800,000	6,828,356
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,605,520
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	5,135,000	5,139,827
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue) ±	1.30	1-1-2052	14,000,000	14,049,280
Cedartown GA Housing Authority Cherokee Springs Apartments Project (Housing Revenue) ±	1.00	4-1-2019	5,000,000	4,991,350
Cedartown GA Housing Authority Grayfield Apartments Project (Housing Revenue) ±	1.00	1-1-2019	3,800,000	3,799,392
DeKalb County GA Housing Authority Sterling at Candler Village Project (Housing Revenue) ±	1.75	1-1-2021	7,200,000	7,223,328
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.00	11-15-2033	29,895,000	29,895,000
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	9,500,000	9,603,740
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	0.97	8-1-2025	6,400,000	6,400,000

				102,768,163

Guam : 0.07%

Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	863,456
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,783,165

				3,646,621

Hawaii : 0.08%

Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	1.36	7-1-2039	3,055,000	3,055,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,035,980
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	430,580

				4,521,560

Idaho : 0.42%

Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	1.10	1-1-2038	17,795,000	17,795,000
Idaho TAN (GO Revenue)	2.00	6-30-2017	5,000,000	5,013,300

				22,808,300

Illinois : 9.02%

Brookfield IL Brookfield Zoo Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.91	6-1-2038	14,530,000	14,530,000

5

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL (GO Revenue)	5.00%	1-1-2020	$1,285,000	$1,308,348
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	2,034,020
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	5,041,711
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,669,609
Chicago IL Board of Education Series A-2 (GO Revenue) ±	1.66	3-1-2035	72,320,000	71,827,501
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2017	1,620,000	1,583,906
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,946,714
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,810,177
Chicago IL Refunding Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,170,520
Chicago IL Refunding Project Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,243,263
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,241,152
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2020	3,295,000	3,354,870
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,327,804
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,017,150
Chicago IL Series A-2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	1,610,000	1,665,207
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,540,000	2,547,315
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,513,496
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2017	1,340,000	1,351,403
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	888,985
Cook County IL High School District #205 Thornton Township Series B (GO Revenue)	5.00	12-1-2027	5,000,000	5,016,600
Cook County IL Refunding Bond Series A (GO Revenue)	4.00	11-15-2018	300,000	311,211
Cook County IL Refunding Bond Series C (GO Revenue)	4.25	11-15-2018	100,000	104,135
Grundy Kendall & Will Counties IL Community School District #201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	575,840
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,006,810
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,645,682
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	13,925,344
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,070,000	5,084,855
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,084,700
Illinois (GO Revenue)	5.00	1-1-2018	3,000,000	3,069,750
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,055,280
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	2,500,000	2,605,350
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	15,450,000	16,163,790
Illinois (GO Revenue)	5.00	1-1-2020	8,075,000	8,467,364
Illinois (GO Revenue)	5.00	1-1-2021	3,300,000	3,480,675
Illinois (GO Revenue)	5.00	11-1-2021	6,885,000	7,284,537
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.95	12-1-2028	20,000,000	20,000,000
Illinois Development Finance Authority Series 2359 (Housing Revenue, Citibank NA LIQ) 144Aø	0.99	7-15-2021	23,426,000	23,426,000
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,485,973
Illinois Finance Authority National Rural Utilities Cooperative Finance Corporation Prairie Power Incorporate Project Series A (Resource Recovery Revenue) ±	1.30	7-1-2042	2,675,000	2,674,947
Illinois Finance Authority Northwestern Memorial Hospital Series A-3 (Health Revenue, JPMorgan Chase & Company SPA) ø	0.95	8-15-2042	100,000	100,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	5-1-2019	500,000	525,225
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	11-1-2019	500,000	530,105
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (Health Revenue) ±	1.90	5-1-2036	5,000,000	5,005,450
Illinois Finance Authority Series XF2243 (Health Revenue, AGC Insured, Citibank NA LIQ) 144Aø	1.11	8-15-2039	16,100,000	16,100,000
Illinois Finance Authority YMCA of Metropolitan Chicago Project (Miscellaneous Revenue, BMO Harris Bank NA LOC) ø	0.95	6-1-2034	5,000,000	5,000,000
Illinois Housing Development Authority University Village Apartments Phase I & II Series A (Housing Revenue) ±	1.33	2-1-2020	8,250,000	8,243,813
Illinois Metropolitan Pier & Exposition Authority Prerefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	450,000	449,163

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois Metropolitan Pier & Exposition Authority Unrefunded CAB (Tax Revenue, National Insured) ¤	0.00%	6-15-2017	$1,780,000	$1,774,980
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	8,685,000	8,886,926
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2017	1,425,000	1,440,932
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,715,000	1,778,489
Illinois Series A (GO Revenue)	5.00	4-1-2017	6,840,000	6,840,000
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	251,438
Illinois Sports Facilities Authority (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2017	320,000	318,781
Illinois Sports Facilities Authority (Tax Revenue)	5.00	6-15-2017	760,000	764,264
Illinois Toll Highway Authority Series A-2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.92	1-1-2031	27,200,000	27,200,000
Kane County IL School District #129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,450,388
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,082,700
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	415,000	418,702
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	400,000	410,608
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	562,000	580,928
Regional Transportation Authority Cook Dupage Kane Lake Mchenry And Will Counties IL Refunding Bond Series B (Tax Revenue) ±	1.00	6-1-2025	38,675,000	38,675,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) 144Aø	1.11	8-15-2047	23,375,000	23,375,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.06	11-1-2039	31,420,000	31,420,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XM0450 (Tax Revenue, Barclays Bank plc LIQ) 144Aø	1.18	12-1-2036	31,235,000	31,235,000
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	1.00	4-1-2038	9,720,000	9,720,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	503,595
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	509,250

				494,132,731

Indiana : 1.09%

Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00	10-1-2017	22,715,000	22,715,000
Hammond IN Local Public Improvement Bank Advance Fund Program Series A (Miscellaneous Revenue)	2.13	12-31-2017	16,913,000	16,981,498
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	1.05	5-1-2028	4,000,000	4,000,000
Indiana HFFA Ascension Health Subordinated Credit Group Series A-8 (Health Revenue) ±	1.25	11-1-2027	1,455,000	1,435,561
Indiana Housing and Community Development Authority DBG Apartment Projects (Housing Revenue)	1.10	3-1-2018	4,380,000	4,379,474
Jasper County IN Northern Indiana Public Service Company Project (Industrial Development Revenue, Ambac Insured)	5.70	7-1-2017	2,000,000	2,020,400
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	1,998,720
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.26	4-15-2018	1,200,000	1,200,000
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue) ±	1.66	12-1-2044	5,000,000	4,985,600

				59,716,253

Iowa : 0.92%

Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,488,800

7

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Iowa (continued)

Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue)	1.75%	6-1-2018	$7,000,000	$7,001,260
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.05	4-1-2022	22,500,000	22,500,000
Iowa Higher Education Loan Authority Central College Project Series A (Education Revenue)	2.00	12-1-2018	18,400,000	18,556,216

				50,546,276

Kansas : 0.44%

Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.77	9-1-2017	4,500,000	4,499,190
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.85	9-1-2018	7,000,000	6,988,240
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.93	9-1-2019	6,000,000	5,981,520
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	5,954,388
Lawrence KS Series A (Industrial Development Revenue, U.S. Bank NA LOC) ø	1.45	12-1-2018	730,000	730,000

				24,153,338

Kentucky : 1.63%

Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	921,645
Kentucky Economic Development Finance Authority Owensboro Medical Health System Series A (Health Revenue)	5.00	6-1-2017	2,875,000	2,888,570
Kentucky EDFA Series B-1 (Health Revenue) ±	1.43	2-1-2046	7,000,000	6,868,330
Kentucky Housing Corporation Parkway Manor Project (Housing Revenue) ±	1.45	3-1-2020	4,275,000	4,276,197
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	55,920,000	56,388,050
Louisville & Jefferson Counties KY Louisville Gas & Electric Company Project Series A (Utilities Revenue) ±	1.65	10-1-2033	2,000,000	2,000,080
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	15,994,880

				89,337,752

Louisiana : 1.48%

East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	1.05	2-1-2046	23,925,000	23,797,958
Louisiana Gas & Fuel Tax 2nd Lien Series A (Tax Revenue) ±	1.02	5-1-2043	11,200,000	11,137,616
Louisiana Housing Corporation Twin Lakes of Leesville Project (Housing Revenue) ±	1.00	9-1-2019	7,200,000	7,189,416
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	752,753
Shreveport LA Water & Sewer Refunding Bond Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,058,830
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	1.05	11-1-2040	35,000,000	35,000,000

				80,936,573

Maryland : 2.34%

Maryland CDA Adams Crossing Apartments Phase 2 (Housing Revenue)	1.15	8-1-2018	8,250,000	8,212,710
Maryland CDA Allendale Apartments Series I (Housing Revenue)	1.02	5-1-2017	10,000,000	9,999,000
Maryland CDA Bealls Grant Series B (Housing Revenue)	1.85	7-1-2018	8,570,000	8,576,942
Maryland CDA Chase House (Housing Revenue)	2.15	12-1-2018	17,600,000	17,648,928
Maryland CDA Hollins House (Housing Revenue)	1.27	11-1-2017	12,000,000	12,001,080
Maryland CDA Keys Pointe Phase 1B Series I (Housing Revenue)	1.60	11-1-2018	11,000,000	10,980,420
Maryland CDA Multifamily Development Conifer Village (Housing Revenue)	0.80	4-1-2017	13,000,000	13,000,000

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland (continued)

Maryland CDA St. James Terrace Apartments Series J (Housing Revenue)	1.60%	4-1-2019	$12,000,000	$11,978,880
Maryland CDA Tabco Towers Series K (Housing Revenue)	1.40	12-1-2017	7,150,000	7,152,217
Maryland CDA The Brentwood Series O (Housing Revenue)	1.40	12-1-2017	7,700,000	7,698,306
Maryland CDA The Ellerslie Series 2017 (Housing Revenue)	2.00	2-1-2019	6,000,000	6,005,820
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	8,000,000	7,948,000
Maryland Department of Housing and Community Development Series A (Housing Revenue)	1.25	10-1-2017	6,900,000	6,899,310

				128,101,613

Massachusetts : 0.82%

Commonwealth of Massachusetts Series A (Miscellaneous Revenue) ±	1.38	2-1-2019	4,070,000	4,085,100
Commonwealth of Massachusetts Series C (GO Revenue, State Street Bank & Trust Company SPA) ø	0.89	1-1-2021	3,985,000	3,985,000
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	1.05	7-1-2042	8,555,000	8,555,000
Massachusetts HFA Binnall House Project Series A (Housing Revenue) ±	1.50	8-1-2018	4,625,000	4,630,134
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.03	8-1-2025	9,865,000	9,865,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	1.16	7-1-2033	14,000,000	14,000,000

				45,120,234

Michigan : 3.20%

Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	5,076,298
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	685,000	686,802
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,628,973
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2017	2,150,000	2,155,655
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	228,697
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	228,958
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	259,862
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,239,273
Jackson County MI Hospital Finance Authority Series A (Health Revenue)	5.00	6-1-2017	1,105,000	1,112,823
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,331,115
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	4,846,974
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	877,301
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	891,218
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,132,541
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	20,883,600
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,640,000	15,790,300
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,644,670
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,096,400

9

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00%	7-1-2018	$17,500,000	$18,273,150
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,130,000	4,300,363
Michigan Finance Authority Series B (Water & Sewer Revenue)	5.00	10-1-2024	300,000	360,828
Michigan Finance Authority Trinity Health Credit Group (Health Revenue) ±	1.20	12-1-2039	355,000	349,632
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,530,540
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2 (Health Revenue) ±	1.50	11-1-2027	1,855,000	1,844,093
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1 (Health Revenue) ±	1.10	11-15-2046	4,250,000	4,220,123
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	6,510,000	6,551,404
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,263,690
Michigan Hospital Finance Authority Prerefunded (Health Revenue) ±	0.95	11-15-2033	65,000	64,885
Michigan Hospital Finance Authority Unrefunded (Health Revenue) ±	0.95	11-15-2033	1,935,000	1,932,059
Michigan State Housing Development Authority Cranbrook Tower Apartments Project (Housing Revenue, FHA Insured) ±	1.45	7-1-2018	10,000,000	10,005,700
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	23,500,000	23,865,190
Michigan Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.50	8-1-2027	4,505,000	4,508,649
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	646,664
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,078,460
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,003,410
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	781,493
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,074,510
Shiawassee & Ingham Counties MI Perry Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	410,000	441,324
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,275,007

				175,482,634

Minnesota : 0.92%

Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2019	650,000	660,550
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2020	670,000	682,777
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2021	695,000	730,549
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2022	720,000	757,174
Eden Prairie MN MFHR Prairie Meadows Townhomes Project Series 2017 (Housing Revenue) ±	1.20	2-1-2020	3,000,000	2,997,420
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.88	8-15-2037	3,650,000	3,650,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ±	0.88	8-15-2037	9,500,000	9,500,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.88	8-15-2034	8,800,000	8,800,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	1.07	11-15-2017	3,400,000	3,383,000
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	2,400,000	2,397,240
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	11,700,000	11,701,638
Minnesota HFA Series C (Housing Revenue)	1.60	8-1-2018	2,210,000	2,214,663

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30%	12-1-2018	$3,000,000	$2,994,870

				50,469,881

Mississippi : 0.73%

Jackson MS Development Bank Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2019	300,000	325,143
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	575,475
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	625,619
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) 144A±	1.40	9-1-2022	4,500,000	4,500,945
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	4,110,000	4,169,020
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	1.00	2-1-2022	30,000,000	30,000,000

				40,196,202

Missouri : 0.90%

Independence MO IDA Heritage House Apartments Project (Housing Revenue)	1.50	12-1-2018	8,700,000	8,721,576
Springfield MO Public Utility Refunding Bond (Utilities Revenue)	5.00	8-1-2017	14,835,000	15,047,437
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.09	7-1-2026	11,010,000	11,010,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.21	11-15-2048	14,805,000	14,805,000

				49,584,013

Nebraska : 0.14%

Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) 144Aø	1.28	10-1-2033	7,500,000	7,500,000

Nevada : 1.14%

Carson City NV Hospital Project Series B (Health Revenue, U.S. Bank NA LOC) ø	0.91	9-1-2033	18,000,000	18,000,000
Carson City NV Regional Medical Center Project (Health Revenue, U.S. Bank NA LOC) ø	0.91	9-1-2035	4,735,000	4,735,000
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC) ø	0.90	7-1-2022	25,000,000	25,000,000
Clark County NV School District (GO Revenue)	5.00	6-15-2018	1,000,000	1,028,080
Washoe County NV (GO Revenue, Dexia Credit Local LIQ) 144Aø	1.26	12-9-2030	13,125,000	13,125,000
Washoe County NV Sierra Pacific Power Company Project Series A (Utilities Revenue) ±	1.50	8-1-2031	850,000	841,730

				62,729,810

New Jersey : 5.29%

Atlantic County NJ BAN (GO Revenue)	2.00	6-22-2017	19,566,000	19,605,132
Beach Haven NJ BAN (GO Revenue)	2.00	5-12-2017	5,085,000	5,089,322
Bridgeton NJ BAN (GO Revenue)	2.00	8-25-2017	9,795,681	9,816,154
Burlington County NJ Governmental Leasing Program Series A (Miscellaneous Revenue)	2.00	4-26-2017	3,130,000	3,132,441
Burlington County NJ Governmental Leasing Program Series B (Miscellaneous Revenue)	2.00	4-26-2017	10,370,000	10,378,089
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	3.00	6-1-2017	1,420,000	1,424,402

11

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00%	6-1-2018	$650,000	$670,105
Franklin NJ BAN Series A (GO Revenue)	2.00	4-12-2017	5,226,250	5,227,609
Glassboro NJ School District Refunding Bond (GO Revenue, National Insured)	4.00	8-15-2017	1,355,000	1,358,306
Linden NJ BAN (GO Revenue)	2.00	4-11-2017	4,339,208	4,340,249
Maple Shade NJ BAN (GO Revenue)	2.00	6-29-2017	8,572,449	8,582,650
New Jersey Building Authority Series A (Miscellaneous Revenue)	4.00	6-15-2017	1,065,000	1,070,858
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2017	6,095,000	6,141,017
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2018	1,000,000	1,032,960
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2019	1,100,000	1,155,781
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,008,700
New Jersey EDA Cigarette Tax Refunding Bond (Tobacco Revenue)	5.00	6-15-2018	6,000,000	6,205,560
New Jersey EDA Prerefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	8,011,544
New Jersey EDA Refunding Transportation Project Sub Lease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,324,221
New Jersey EDA School Facilities Construction Notes Series BBB (Miscellaneous Revenue)	5.00	6-15-2021	5,000,000	5,321,550
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.71	2-1-2018	2,000,000	2,010,320
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,220,000	2,316,725
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,353,889
New Jersey EDA School Facilities Construction Notes Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	15,759,900
New Jersey EDA Transportation Project Series A (Transportation Revenue)	5.00	5-1-2017	11,175,000	11,209,084
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2018	3,500,000	3,643,955
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2019	5,000,000	5,273,300
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2020	10,000,000	10,639,300
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	324,167
New Jersey HEFAR Student Loan Assistance Series 1 (Education Revenue)	5.00	12-1-2017	600,000	612,588
New Jersey HFA NCC Manor Project Series 2015K (Housing Revenue) ±	1.05	2-1-2018	20,650,000	20,645,664
New Jersey HFA Prospect Park Apartments Project Series 2015R (Housing Revenue) ±	0.88	10-1-2017	8,145,000	8,145,000
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	3.00	7-1-2018	1,000,000	1,018,370
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2019	1,200,000	1,257,936
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2020	1,965,000	2,081,642
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	5.00	7-1-2021	1,000,000	1,106,550
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,781,830
New Jersey Higher Education Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2017	2,000,000	2,041,960
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.05	5-1-2018	1,900,000	1,896,200
New Jersey Housing and Mortgage Finance Agency Series F (Housing Revenue) ±	0.95	3-1-2018	8,450,000	8,443,071
New Jersey Housing and Mortgage Finance Agency Trent Center West Senior Apartments Project Series FF (Housing Revenue)	1.10	12-1-2017	6,000,000	5,999,400
New Jersey Series A (Miscellaneous Revenue)	5.00	6-15-2017	500,000	504,350
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,658,464

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.75%	6-15-2017	$1,700,000	$1,716,643
New Jersey Transportation Trust Fund Series A-1 (Transportation Revenue)	5.00	6-15-2019	5,400,000	5,692,140
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2017	695,000	700,247
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,696,880
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue)	5.00	6-15-2017	3,135,000	3,158,669
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	3,860,000	3,976,186
New Jersey Transportation Trust Fund Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,275,000	2,327,735
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.34	12-15-2022	12,255,000	12,255,000
Rahway NJ BAN (GO Revenue)	2.00	6-29-2017	4,441,105	4,450,476
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) 144Aø	1.25	7-1-2038	24,431,373	24,431,373

				290,025,664

New Mexico : 0.84%

Farmington NM El Paso Electric Company Four Corners Project Series A (Utilities Revenue) ±	1.88	6-1-2032	5,000,000	5,002,350
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.28	11-1-2039	41,055,000	40,894,886

				45,897,236

New York : 17.99%

Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,576,600
Broome County NY BAN (GO Revenue)	2.00	5-5-2017	19,620,000	19,638,443
Cold Spring NY BAN (GO Revenue)	2.00	5-12-2017	3,040,000	3,042,462
Erie County NY BAN (GO Revenue)	2.00	7-20-2017	1,695,186	1,698,220
Erie County NY Clarence Central School District BAN (GO Revenue)	2.00	7-13-2017	14,260,000	14,297,076
Freeport NY BAN Series C (GO Revenue)	2.00	5-3-2017	11,360,000	11,369,088
Fulton NY City School District BAN (GO Revenue)	2.00	6-29-2017	12,575,000	12,601,785
Hamburg NY BAN (GO Revenue)	2.00	7-6-2017	6,580,000	6,595,989
Hancock NY Central School District BAN (GO Revenue)	2.00	7-6-2017	4,950,000	4,959,257
Hastings Town NY BAN (GO Revenue)	2.00	7-6-2017	1,700,000	1,702,669
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.43	5-1-2033	10,000,000	10,034,200
Madison County NY BAN (GO Revenue)	2.00	4-14-2017	2,500,000	2,500,350
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Tax Revenue) ±	1.29	11-1-2026	6,810,000	6,809,932
Metropolitan Transportation Authority New York Refunding Subordinate Series B-3A (Tax Revenue) ±	1.28	11-1-2028	3,000,000	2,999,310
Metropolitan Transportation Authority New York Series A-2 (Transportation Revenue)	3.00	10-2-2017	4,500,000	4,547,880
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.89	11-1-2035	20,000,000	20,000,000
Metropolitan Transportation Authority New York Series D-2 (Transportation Revenue) ±	1.27	11-15-2044	6,100,000	6,096,096
Metropolitan Transportation Authority New York Subordinate Series A-3 (Transportation Revenue) ±	1.41	11-15-2042	10,000,000	9,965,000
Metropolitan Transportation Authority New York Subordinate Series D-2A (Transportation Revenue, AGM Insured) ±	1.01	11-1-2032	36,650,000	36,645,236
Nassau County NY Interim Finance Authority Series B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	0.90	11-15-2021	9,600,000	9,600,000

13

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Nassau County NY Lawrence Union Free School District TAN (GO Revenue)	1.50%	6-23-2017	$4,000,000	$4,001,520
Nassau NY Health Care Corporation RAN (Health Revenue)	2.75	1-16-2018	15,000,000	15,091,500
New York Akron Central School District BAN (GO Revenue)	2.00	6-22-2017	6,423,907	6,439,838
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2018	1,400,000	1,445,248
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2019	1,500,000	1,567,335
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2020	1,000,000	1,054,180
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	1.00	10-1-2028	1,375,000	1,375,000
New York Environmental Facilities Corporation Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.75	7-1-2017	1,650,000	1,656,056
New York Greater Southern Tier Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	2.00	6-30-2017	12,000,000	12,021,480
New York HFA 605 West 42nd Street Series 2014A (Housing Revenue, Bank of China LOC) ø	1.04	5-1-2048	26,030,000	26,030,000
New York HFA Manhattan Residential Market Series A (Housing Revenue, Bank of China LOC) ø	1.00	11-1-2049	8,000,000	8,000,000
New York Homer Central School District BAN (GO Revenue)	2.00	6-30-2017	9,430,000	9,449,143
New York Local Government Assistance Corporation Refinance Subordinate Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	1.37	4-1-2017	6,400,000	6,400,000
New York Local Government Refunding Bond Series C (Tax Revenue)	5.50	4-1-2017	1,420,000	1,420,000
New York Metropolitan Transportation Authority Subordinate Series E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.92	11-15-2050	9,000,000	9,000,000
New York NY Adjusted Fiscal 2006 Subordinate Series F-3 (GO Revenue, Sumitomo Mitsui Banking LOC) ø	0.91	9-1-2035	15,700,000	15,700,000
New York NY Adjusted Fiscal 2008 Subordinate Series A-3 (GO Revenue, AGM Insured) ±(m)	1.15	8-1-2026	6,600,000	6,600,000
New York NY Adjusted Fiscal 2008 Subordinate Series C-4 (GO Revenue, AGC Insured) ±(m)	1.10	10-1-2027	52,450,000	52,450,000
New York NY Adjusted Fiscal 2008 Subordinate Series F-3 (GO Revenue, Landesbank Hessen-Thüringen LOC) ø	0.92	8-1-2024	29,000,000	29,000,000
New York NY Adjusted Fiscal 2014 Subordinate Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.95	8-1-2038	30,000,000	30,000,000
New York NY Adjusted Fiscal 2015 Subordinate Series F-5 (GO Revenue, Barclays Bank plc LIQ) ø	0.90	6-1-2044	9,000,000	9,000,000
New York NY Adjusted Fiscal 2015 Subordinate Series F-6 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.95	6-1-2044	18,200,000	18,200,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.92	8-1-2044	51,400,000	51,400,000
New York NY Housing Development Corporation Series I-2-B (Housing Revenue) ±	1.85	5-1-2021	16,050,000	16,144,053
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	1.00	10-1-2042	15,000,000	15,000,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.92	6-15-2046	27,215,000	27,215,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2014 Subordinate Series AA (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.95	6-15-2050	9,900,000	9,900,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2017 Subordinate Series BB (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.91	6-15-2049	12,800,000	12,800,000
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.10	6-15-2032	23,575,000	23,575,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.16	6-15-2032	20,000,000	20,000,000
New York NY Series A-6 (GO Revenue) ±	1.41	8-1-2031	39,950,000	39,909,251
New York NY Series J Subordinate Series J-2 (GO Revenue, AGM Insured) ±(m)	1.09	6-1-2036	18,475,000	18,475,000
New York NY Series J Subordinate Series J-3 (GO Revenue, AGM Insured) ±(m)	1.20	6-1-2036	31,100,000	31,100,000
New York NY Series J-4 (GO Revenue) ±	1.46	8-1-2025	10,865,000	10,865,109

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

New York NY Subordinate Series C-4 (GO Revenue, AGM Insured) ±(m)	1.10%	1-1-2032	$1,025,000	$1,025,000
New York NY Subordinate Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	1.16	3-1-2034	10,680,000	10,680,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	1.16	8-1-2022	7,400,000	7,400,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3D (Tax Revenue, Dexia Credit Local SPA) ø	1.25	11-1-2022	34,310,000	34,310,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2020	8,940,000	9,224,203
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2017	12,500,000	12,607,750
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2018	10,000,000	10,384,700
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2020	3,500,000	3,769,815
New York TSASC Incorporated Tobacco Settlement Series A (Tobacco Revenue)	2.00	6-1-2017	4,000,000	4,005,920
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	11-1-2017	37,290,000	37,290,000
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	1.50	6-30-2017	12,477,222	12,487,329
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	2.00	6-23-2017	2,000,000	2,003,780
Orange & Ulster Counties NY Board of Cooperative Educational Services RAN Series B (Miscellaneous Revenue)	1.50	7-31-2017	11,000,000	11,001,760
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	2,000,000	2,014,660
Oyster Bay NY BAN Series B (GO Revenue)	3.50	2-2-2018	2,250,000	2,269,553
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2017	780,000	780,936
Oyster Bay NY TAN Series B (GO Revenue)	5.25	4-7-2017	3,000,000	3,001,260
Sackets Harbor NY BAN (GO Revenue)	2.00	6-16-2017	2,750,000	2,754,345
Suffolk County NY Copiague Union Free School District TAN (GO Revenue)	1.50	6-22-2017	18,500,000	18,509,620
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	893,482
Suffolk County NY Sachem Central School District TAN (GO Revenue)	2.00	6-29-2017	20,000,000	20,036,400
Suffolk County NY TAN (GO Revenue)	2.00	7-26-2017	30,000,000	30,078,900
Utica NY School District (GO Revenue)	3.00	7-1-2017	1,320,000	1,324,858
Vestal NY BAN (GO Revenue)	2.00	5-12-2017	4,350,000	4,353,959
Watertown NY BAN (GO Revenue)	2.00	4-20-2017	5,850,000	5,851,814
Yonkers NY Series D (GO Revenue)	3.00	8-1-2017	2,045,000	2,058,068
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,244,129
Yonkers NY Series E (GO Revenue)	3.25	9-1-2017	790,000	797,063
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,270,913
Yonkers NY Series F (GO Revenue)	2.00	9-1-2017	345,000	346,297
Yonkers NY Series F (GO Revenue)	3.00	9-1-2018	350,000	358,404

				986,099,224

North Carolina : 1.14%

Ashville NC Housing Authority Spruce Hill Apartments (Housing Revenue) ±	0.95	8-1-2019	10,000,000	9,995,100
Charlotte NC Airport Series D (Airport Revenue, Bank of America NA LOC) ø	0.85	7-1-2034	6,000,000	6,000,000
Greensboro NC Housing Authority Claremont Courts Project (Housing Revenue) ±	0.95	11-1-2017	4,800,000	4,800,048
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	1.40	6-1-2038	10,850,000	10,850,000
North Carolina HFA Weaver Investment Company Rural Development Portfolio Series A (Housing Revenue) ±	1.50	12-1-2018	12,800,000	12,814,976

15

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)

North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.92%	10-1-2028	$14,035,000	$14,035,000
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.98	11-1-2034	3,900,000	3,900,000

				62,395,124

North Dakota : 0.06%

Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,110,175
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	1,950,000	1,953,257

				3,063,432

Ohio : 3.88%

Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.94	1-1-2037	5,130,000	5,130,000
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	25,000,000	25,009,500
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.95	5-1-2017	12,700,000	12,700,000
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue) ±	1.00	9-1-2019	7,000,000	6,963,880
Dover OH School District Classroom Facilities and School Improvement BAN (GO Revenue)	2.25	5-4-2017	7,900,000	7,906,162
Franklin County OH Poindexter Phase IIA Project (Housing Revenue) ±	1.10	12-1-2018	3,000,000	2,998,890
Huber Heights OH BAN Series A (Miscellaneous Revenue)	2.00	6-1-2017	3,000,000	3,005,160
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	0.98	8-1-2017	3,240,000	3,240,713
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.08	8-1-2018	4,000,000	3,991,680
Lancaster OH Port Authority (Utilities Revenue, Royal Bank of Canada SPA) ±	1.25	5-1-2038	9,585,000	9,505,253
Marietta OH BAN (GO Revenue)	1.50	5-12-2017	3,475,000	3,476,633
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	3,000,000	3,000,240
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control FirstEnergy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	450,000	159,750
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	12,790,000	4,540,450
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	25,000,000	8,875,000
Ohio HFA Coopermill Manor Project (Housing Revenue)	0.85	8-1-2017	15,850,000	15,843,502
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	1,495,000	1,510,144
Ohio Housing Finance Agency Northland Village Apartments Project (Housing Revenue) ±	1.00	5-1-2019	14,000,000	13,989,500
Ohio Tobacco Settlement Financing Authority (Tobacco Revenue)	5.00	6-1-2017	8,210,000	8,258,932
Ohio University Hospital Health System Series B (Health Revenue) ø	1.25	1-15-2033	24,520,000	24,520,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.25	1-15-2045	13,000,000	13,000,000
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue) ±	3.75	7-1-2033	1,000,000	355,000
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue) ±	4.00	12-1-2033	3,000,000	1,065,000
Revere OH School Facilities Improvement BAN (GO Revenue)	2.00	5-1-2017	8,500,000	8,505,610
Sandusky OH Classroom Facilities and School Improvement BAN (GO Revenue)	2.50	6-1-2017	4,404,049	4,412,108
Sandusky OH School District Classroom Facilities Improvement (GO Revenue)	2.25	6-1-2017	9,800,000	9,813,230
Springboro OH BAN (GO Revenue)	2.00	1-26-2018	5,050,000	5,076,715
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,407,506

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)

Warrensville Heights OH Certificate of Participation (Miscellaneous Revenue)	3.13%	12-13-2017	$1,500,000	$1,512,810

				212,773,368

Oklahoma : 0.50%

Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,015,750
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,549,322
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,825,000	4,857,569
Comanche County OK Hospital Authority Refunding Bond (Health Revenue)	5.00	7-1-2017	2,855,000	2,874,642
Oklahoma Capitol Improvement Authority Higher Education Projects Series A (Miscellaneous Revenue)	5.00	7-1-2018	2,225,000	2,333,536
Oklahoma HFA Savanna Landing Apartments (Housing Revenue) ±	0.85	7-1-2019	2,500,000	2,490,275
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	5,000,000
Oklahoma School District Certificate of Participation (Miscellaneous Revenue)	1.00	6-30-2017	7,330,000	7,326,115

				27,447,209

Oregon : 0.50%

Oregon Facilities Authority Peace Health Hospitals Series A (Health Revenue, U.S. Bank NA LOC) ø	0.93	8-1-2034	12,000,000	12,000,000
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	1.79	10-1-2020	14,650,000	14,650,000
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC) ø	1.00	7-1-2026	500,000	500,000

				27,150,000

Pennsylvania : 3.91%

Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.94	8-1-2032	7,000,000	7,000,000
Beaver County PA IDA FirstEnergy Generation Series B (Utilities Revenue) ±	2.50	12-1-2041	4,000,000	2,060,000
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	4.25	10-1-2047	5,000,000	4,589,800
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue) ±	3.50	12-1-2035	3,025,000	1,073,875
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.98	1-1-2030	8,105,000	8,114,078
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	901,953
Commonwealth of Pennsylvania (GO Revenue)	5.00	1-15-2020	16,430,000	17,991,672
Indiana County PA IDA Residential Revival Indiana Student Housing Project at University of Pennsylvania Series A (Housing Revenue)%%	1.55	4-1-2019	10,000,000	10,005,900
Leigh County PA IDA PPL Corporation Series A (Industrial Development Revenue) ±	0.90	9-1-2029	12,500,000	12,484,500
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	1.85	11-1-2035	2,000,000	1,991,480
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	3,000,000	2,991,660
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	5,000,000	4,986,000
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.88	11-1-2018	700,000	696,381
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.94	11-1-2019	1,000,000	990,160
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	1.03	11-1-2024	5,000,000	4,962,150

17

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.25%	6-1-2044	$2,000,000	$2,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.20	8-1-2045	9,000,000	9,000,000
Pennsylvania HEFA Association of Independent Colleges and Universities Financing Program York College of Pennsylvania Project Series T-2 (Education Revenue) ±	1.35	5-1-2034	2,565,000	2,564,179
Pennsylvania HEFA Independent Colleges Series I4 (Education Revenue) ±	1.50	11-1-2031	5,800,000	5,810,556
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	4.00	3-1-2020	735,000	770,339
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	5.00	3-1-2021	500,000	545,710
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Messiah College Project Series I-3 (Education Revenue) ±	1.20	11-1-2031	130,000	129,914
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1 (Education Revenue) ±	1.25	11-1-2041	1,500,000	1,499,190
Pennsylvania HEFAR Thomas Jefferson University Series B (Education Revenue) ø	1.40	9-1-2045	12,075,000	12,075,000
Pennsylvania HFA Courtyard Preservation Project (Housing Revenue) ±	1.85	12-1-2019	17,000,000	17,088,060
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	3,500,000	3,500,000
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2017	1,250,000	1,252,075
Pennsylvania Turnpike Commission Series A-2 (Transportation Revenue) ±	1.25	12-1-2018	5,000,000	4,972,900
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	1.51	12-1-2018	19,000,000	18,986,510
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B (Education Revenue) ø	1.00	9-1-2050	10,000,000	10,000,000
Philadelphia PA Public School Building Authority Series A (Miscellaneous Revenue)	5.00	6-1-2017	2,000,000	2,012,040
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,880,000	1,957,362
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2018	250,000	260,288
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	6,800,000	6,892,885
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2019	1,250,000	1,334,025
Philadelphia PA School District Series E (GO Revenue)	5.00	9-1-2018	145,000	151,174
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2019	1,000,000	1,067,220
Philadelphia PA Series E (GO Revenue)	5.00	9-1-2017	1,160,000	1,176,495
Scranton PA RAN (Tax Revenue)	2.50	12-15-2017	3,000,000	3,002,130
Scranton PA Series A (GO Revenue)	3.00	6-1-2017	500,000	501,025
Scranton PA Series A (GO Revenue)	4.00	6-1-2018	350,000	358,243
Scranton PA Series A (GO Revenue)	5.00	6-1-2019	500,000	528,830
Scranton PA Series A (GO Revenue)	5.00	6-1-2020	635,000	682,784
Scranton PA Series B (GO Revenue)	4.00	6-1-2018	500,000	511,775
Scranton PA Series B (GO Revenue)	5.00	6-1-2020	540,000	580,635
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	1.31	11-1-2028	4,800,000	4,793,952
Upper Darby PA School District (GO Revenue)	3.00	5-1-2017	500,000	500,925
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	722,568
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,282,063
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,077,326
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,091,738
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,659,042
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,710,341
York County PA Refunding Bond (GO Revenue) ±	0.83	6-1-2033	9,445,000	9,442,639

				214,331,547

Puerto Rico : 0.03%

Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	555,275

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)

Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50%	7-1-2017	$575,000	$581,227
Puerto Rico Public Improvement Series A (GO Revenue, AGC Insured)	5.00	7-1-2017	250,000	252,403

				1,388,905

Rhode Island : 0.25%

Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,096,451
Providence RI Series A (GO Revenue)	5.00	7-15-2017	1,400,000	1,414,952
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2017	1,815,000	1,819,356
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,563,551
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (Housing Revenue) ±	1.61	10-1-2045	4,400,000	4,396,876
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	804,510
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	4.00	6-1-2017	550,000	552,805

				13,648,501

South Carolina : 0.72%

Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	1.10	4-1-2030	5,000,000	5,000,000
Columbia SC Waterworks (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.92	2-1-2038	8,075,000	8,075,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	600,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	502,480
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	85,000	87,431
Piedmont SC Municipal Power Agency Prerefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	1,580,000	1,631,350
Piedmont SC Municipal Power Agency Unrefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	4,140,000	4,268,837
South Carolina HFA West Greenville Project (Housing Revenue) ±	1.00	4-1-2019	7,600,000	7,586,852
South Carolina Housing Finance & Development Authority Spartanburg 7 Project Series A (Housing Revenue) ±	1.05	1-1-2019	2,575,000	2,575,052
South Carolina Housing Finance and Development Authority Waters at Longcreek (Housing Revenue) ±	1.60	12-1-2019	9,075,000	9,096,508

				39,423,510

Tennessee : 1.76%

Anderson County TN HEFA Gate Manor Apartments Project (Housing Revenue) ±	0.90	8-1-2019	4,100,000	4,093,030
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2019	10,000	10,745
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,897,345
Memphis TN HEFA Ashland Lakes II Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC) ø	0.96	5-1-2043	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board (Resource Recovery Revenue) ±	1.50	8-1-2031	7,500,000	7,498,350
Nashville TN HEFA The Paddock at Grandview Apartments Project (Housing Revenue)	0.95	5-1-2018	16,500,000	16,467,000

19

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)

Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.90%	6-1-2042	$45,595,000	$45,595,000
Shelby County TN Health Educational & Housing Facility Board Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.88	6-1-2042	3,800,000	3,800,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,430,000	1,452,952

				96,314,422

Texas : 8.80%

Alamo TX Community College District (Education Revenue) ±	3.00	11-1-2046	4,090,000	4,236,013
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue) ±	1.15	11-1-2019	14,040,000	14,021,888
Clear Creek TX Independent School District (GO Revenue) ±	3.00	2-15-2035	4,435,000	4,466,134
Dallas TX Independent High School District (GO Revenue) ±	1.50	2-15-2034	4,200,000	4,209,954
Donna TX International Toll Bridge (Transportation Revenue)	6.25	2-15-2037	21,350,000	22,393,802
El Paso TX Public Facilities Corporation Rental Assistance Demonstration Program (Housing Revenue) ±	1.00	10-1-2018	9,600,000	9,592,224
Galveston TX Dickinson Independent High School District (GO Revenue) ±	1.05	8-1-2037	4,400,000	4,399,912
Harris County TX Cultural Education Facilities Finance Corporation Series C (Health Revenue) ø	0.93	6-1-2046	12,000,000	12,000,000
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue) ±	3.00	2-15-2040	960,000	967,718
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue) ±	1.05	2-15-2044	12,000,000	11,995,920
Harris County TX Cypress-Fairbanks Independent High School Series B-1 (GO Revenue) ±	0.90	2-15-2040	12,180,000	12,094,740
Harris County TX Houston Independent School District Series B (GO Revenue) ±	0.95	6-1-2035	9,150,000	9,149,451
Houston TX Hotel Occupancy Unrefunded Series B (Tax Revenue)	5.00	9-1-2018	285,000	285,929
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	7,001,050
Midlothian TX Independent School District Series B (GO Revenue) ±	2.50	8-1-2052	6,500,000	6,598,670
Mission TX Economic Development Corporation Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.25	1-1-2026	5,000,000	5,000,000
New Hope TX ECFA Collegiate Housing Commerce LLC at Texas A&M University Series A (Housing Revenue)	1.00	2-1-2018	2,000,000	1,995,280
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	25,885,000	26,158,863
North East TX Independent School District Series B (GO Revenue) ±	1.42	8-1-2040	1,400,000	1,379,924
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2033	14,950,000	15,492,835
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2038	32,000,000	33,161,920
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,610,000	2,648,289
Northside TX Independent School District Building Project (GO Revenue) ±	2.13	8-1-2040	1,915,000	1,919,558
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	27,715,000	28,019,865
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue, FHA Insured) ±	1.43	12-1-2020	8,000,000	8,018,720
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.15	12-1-2039	100,000	100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	1.15	4-1-2040	26,530,000	26,530,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	1.16	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.15	11-1-2040	21,600,000	21,600,000

20

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.16%	11-1-2040	$7,000,000	$7,000,000
San Antonio TX Housing Trust Finance Corporation Freedom Hills Ranch Apartments Project (Housing Revenue)	1.00	1-1-2018	12,650,000	12,632,037
San Antonio TX Series A (Utilities Revenue) ±	2.25	2-1-2033	20,000,000	20,405,200
San Antonio TX Series C (Utilities Revenue) ±	2.00	12-1-2027	3,000,000	3,028,860
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	3.00	11-15-2017	485,000	485,926
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2018	500,000	508,275
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2019	510,000	521,735
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	665,000	666,270
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	508,275
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	726,337
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	1.14	11-15-2029	30,400,000	30,400,000
Tarrant County TX Health Facilities Development Corporation Cook Children’s Medical Center Series B (Health Revenue) ø	0.90	12-1-2039	5,600,000	5,600,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0058 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.10	8-15-2027	4,985,000	4,985,000
Texas Affordable Housing Corporation Woodside Village Project (Housing Revenue) ±	1.00	12-1-2018	5,750,000	5,750,058
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.46	9-15-2017	8,530,000	8,539,383
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.38	9-15-2017	22,425,000	22,413,339
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	1.31	12-15-2017	1,500,000	1,500,975
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	4,050,000	4,162,064
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.50	11-15-2017	225,000	223,643
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.75	11-15-2018	500,000	491,890
Texas New Hope Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	2.00	11-15-2019	345,000	337,134
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	11,532,545
Texas Tollway Authority Series C (Transportation Revenue) ±	1.95	1-1-2038	1,535,000	1,544,962
Texas Tollway Authority Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.90	1-1-2049	2,000,000	2,000,000
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	1.26	4-1-2032	24,000,000	23,999,280
Tyler TX Health Facilities Development Corporation East Texas Medical Center Series A (Health Revenue)	5.25	11-1-2017	4,475,000	4,502,119
Williamson County TX (GO Revenue) ±	1.45	8-15-2034	2,600,000	2,605,824

				482,509,790

Vermont : 0.03%

Burlington VT Airport Refunding Series 2012B (Airport Revenue)	3.50	7-1-2018	1,560,000	1,571,357

Virgin Islands : 0.17%

Virgin Islands PFA Senior Lien Matching Fund Loan Series B (Tobacco Revenue)	5.00	10-1-2017	9,450,000	9,187,952

21

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.76%

Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75%	2-1-2032	$30,000,000	$30,207,900
Gloucester County VA EDA Solid Waste Disposal Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	4,000,000	4,000,920
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,260,688
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,571,295
Ohio American Municipal Power Incorporated (Utilities Revenue)	2.25	3-27-2018	3,968,486	3,999,758
Virginia Housing Development Authority Series B (Housing Revenue)	2.25	9-1-2017	500,000	502,530

				41,543,091

Washington : 0.38%

Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	1.23	1-1-2044	4,000,000	3,992,400
King County WA Junior Lien Series A (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.95	1-1-2032	2,000,000	2,000,000
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	1.31	10-1-2036	7,655,000	7,655,000
Washington Housing Finance Commission Hopesource Portfolio Projects (Housing Revenue) ±	0.65	4-1-2019	7,390,000	7,390,000

				21,037,400

West Virginia : 0.32%

Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	16,400,000	16,398,688
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A (Utilities Revenue) ±	1.70	1-1-2041	1,000,000	976,610

				17,375,298

Wisconsin : 1.29%

Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.95	6-1-2036	3,300,000	3,300,000
Ellsworth WI Community School District (Miscellaneous Revenue)	2.00	10-1-2017	4,235,000	4,236,355
Manitowoc County WI (Miscellaneous Revenue)	3.00	11-1-2017	2,000,000	2,003,440
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	392,157
Sun Prairie WI BAN (Miscellaneous Revenue)	2.00	6-1-2017	15,500,000	15,501,085
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.11	10-1-2020	4,875,000	4,875,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.09	11-15-2044	10,880,000	10,880,000
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.80	12-1-2042	5,645,000	5,645,000
Waupun WI School District BAN (Miscellaneous Revenue)	1.75	8-15-2017	16,000,000	16,027,520
Wisconsin HEFA Ascension Senior Credit Group Series B-5 (Health Revenue) ±	1.38	11-15-2038	1,535,000	1,526,204
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,540,000	3,539,575
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2017	200,000	202,668
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2018	500,000	514,700
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Trust Company NA LOC) ø	1.07	8-1-2046	1,680,000	1,680,000
Wisconsin Public Finance Authority Guilford College (Education Revenue)	5.00	1-1-2020	625,000	668,663

				70,992,367

Wyoming : 0.17%

Gillette WY Customized Purchase Pollution Control Series 1988 (Industrial Development Revenue) ø	1.00	1-1-2018	9,200,000	9,200,000

22

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Total Municipal Obligations (Cost $5,173,986,642)					$5,144,800,754

Other : 4.13%
Branch Banking & Trust Municipal Investment Trust Various States Class A ±144A§		1.41%	6-30-2017	$7,326,257	7,324,498
Branch Banking & Trust Municipal Investment Trust Various States Class B ±144A§		1.56	12-31-2017	33,725,000	33,724,663
Branch Banking & Trust Municipal Investment Trust Various States Class C ±144A§		1.96	12-31-2019	9,600,000	9,598,560
Eaton Vance California Municipal Income Trust Preferred Shares ±144A§		2.15	9-1-2019	16,975,000	17,009,629
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A§		1.91	7-1-2019	6,475,000	6,488,339
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares ±144A§		1.96	7-1-2019	9,950,000	9,981,343
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A		1.91	7-1-2019	6,000,000	6,012,360
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares ±144A§		0.81	6-1-2040	35,000,000	35,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A		1.40	10-1-2017	59,000,000	58,902,031
Nuveen New York AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§		1.17	10-1-2017	17,000,000	16,977,730
Nuveen Texas Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A		1.56	11-1-2018	25,000,000	25,050,500

Total Other (Cost $226,028,349)					226,069,653

		Yield		Shares
Short-Term Investments : 2.36%

Investment Companies : 2.36%

Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##		0.73		129,360,208	129,437,824

Total Short-Term Investments (Cost $129,435,360)					129,437,824

Total investments in securities (Cost $5,529,450,351)*	100.36%				5,500,308,231

Other assets and liabilities, net	(0.36)				(19,646,694)

Total net assets	100.00%				$5,480,661,537

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

23

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

*	Cost for federal income tax purposes is $5,529,380,038 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,511,831
Gross unrealized losses	(34,583,638)

Net unrealized losses	$(29,071,807)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

24

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$5,144,800,754	$0	$5,144,800,754
Other	0	226,069,653	0	226,069,653
Short-term investments
Investment companies	129,437,824	0	0	129,437,824

Total assets	$129,437,824	$5,370,870,407	$0	$5,500,308,231

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.38%

Guam : 13.85%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,074,620
Guam Government Business Privilege Tax Series B1 (Tax Revenue)	5.00	1-1-2042	500,000	510,550
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2021	2,250,000	2,464,695
Guam Government Business Privilege Tax Series D (Tax Revenue)	5.00	11-15-2022	1,500,000	1,652,175
Guam Government Limited Obligation Bonds Section 30 Series A (Tax Revenue)	5.00	12-1-2019	1,500,000	1,616,910
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,106,490
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,111,150
Guam Government Series A (GO Revenue)	7.00	11-15-2039	2,000,000	2,295,020
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2021	300,000	330,942
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	696,391
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	831,753
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	100,000	107,154
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2020	100,000	108,819
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2021	2,500,000	2,710,650
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	1,500,000	1,702,890
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,698,464
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	549,745

				21,568,418

Illinois : 6.52%

Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	776,610
Chicago IL Park District Special Recreation Activity Series E (GO Revenue)	5.00	11-15-2027	1,000,000	1,139,040
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2034	2,000,000	2,073,960
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,680,518
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	527,755
Illinois (Miscellaneous Revenue)	5.25	7-1-2028	1,000,000	1,037,090
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	266,273
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,654,295

				10,155,541

Michigan : 0.14%

Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	215,095

New Jersey : 1.90%

New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	971,185
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	937,400
New Jersey TTFA Federal Highway Reimbursement Series A1 (Transportation Revenue)	5.00	6-15-2030	1,000,000	1,049,660

				2,958,245

Ohio : 0.23%

Ohio Air Quality Development Authority First Energy Generation Series A (Utilities Revenue) ±	3.75	12-1-2023	1,000,000	355,000

Puerto Rico : 6.66%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,008,840
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	635,562

1

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)

Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25%	7-1-2019	$1,000,000	$1,043,230
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	337,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2017	1,000,000	1,006,820
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,375,000	1,411,163
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,500,000	1,566,735
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	20,000	20,350
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,325,710
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	12,750

				10,368,210

Virgin Islands : 8.25%

Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00	9-1-2020	750,000	808,628
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,144,038
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	4.00	10-1-2020	450,000	450,891
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,136,650
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Tobacco Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,137,520
Virgin Islands PFA Series A (Tobacco Revenue)	5.00	10-1-2018	4,505,000	4,170,639
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	10,590

				12,858,956

Wisconsin : 59.83%

Blue Mounds WI CDA Series A (Miscellaneous Revenue)	1.25	4-1-2017	50,000	50,000
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	550,369
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	750,143
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,071
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,110
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.70	6-1-2017	250,000	249,988
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.90	6-1-2018	200,000	199,614
Cudahy WI CDA Series C (Miscellaneous Revenue)	1.05	6-1-2019	125,000	124,483
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	375,000	376,144
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,656,320
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,761,166
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	208,962
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	4-1-2030	1,410,000	1,496,504
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	268,523
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	107,657
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	281,414
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	455,633
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	855,568
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	52,680
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	106,889

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Kaukauna WI RDA (Miscellaneous Revenue)	4.00%	6-1-2021	$310,000	$334,682
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	255,140
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	217,660
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	466,170
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	454,321
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	906,831
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	163,550
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	517,536
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,434,250
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2027	1,020,000	1,171,001
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2028	1,000,000	1,144,130
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2031	750,000	846,435
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.85	8-1-2020	200,000	201,570
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.90	8-1-2021	405,000	407,957
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	301,770
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	988,648
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,424,570
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,753,143
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,271,570
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	50,355
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	912,952
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,215,490
Milwaukee WI Series B6 (GO Revenue)	2.00	4-1-2021	175,000	178,386
Milwaukee WI Series B6 (GO Revenue)	3.00	4-1-2024	570,000	600,860
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2022	350,000	405,283
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2023	580,000	682,144
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2025	550,000	658,180
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,081,160
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,708,286
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.30	12-1-2017	50,000	49,971
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	50,009
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,155
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	100,039
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,070,820
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	201,512
Southeast Wisconsin CAB Professional Baseball Park District (Miscellaneous Revenue, National Insured) ¤	0.00	12-15-2017	500,000	496,655
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,820,245
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	408,348
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	111,207
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,349,860
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,911,600
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	2,949,881
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	54,893
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	181,751	109,299
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	338,876
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	156,345
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	156,839

3

Portfolio of investments — March 31, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25%	12-1-2025	$250,000	$261,308
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,030
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	275,000	261,129
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	191,721
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured) ¤	0.00	12-15-2033	2,985,000	1,500,679
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	69,381
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	500,000	550,225
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,464,674
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	1,005,000	1,165,468
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	819,221
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,283,141
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2032	1,100,000	1,141,162
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2033	920,000	950,765
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2034	2,000,000	2,057,380
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,536,729
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,023,760
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,736,955
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,001,157
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	25,000	25,848
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2031	900,000	934,371
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2033	550,000	562,964
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,412,923
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	60,000	62,098
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,007
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	260,000	260,107
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.55	7-1-2037	165,000	166,607
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.70	7-1-2047	2,300,000	2,414,402
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.85	7-1-2052	3,000,000	3,018,990
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	50,003
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	49,994
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	55,064
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	55,111
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	55,308
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	55,590
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	103,829
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	129,990
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	809,784
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	2,835,000	2,955,728
Wisconsin Housing & EDA Series C (Housing Revenue)	3.25	12-1-2036	785,000	714,342
Wisconsin Housing & EDA Series C (Housing Revenue)	3.88	11-1-2035	1,000,000	1,004,110
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	425,000	464,215

				93,186,092

Total Municipal Obligations (Cost $150,141,422)				151,665,557

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2017 (unaudited)

Total investments in securities (Cost $150,141,422)*	97.38%	151,665,557

Other assets and liabilities, net	2.62	4,082,864

Total net assets	100.00%	$155,748,421

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Cost for federal income tax purposes is $150,138,958 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,718,694
Gross unrealized losses	(2,192,095)

Net unrealized gains	$1,526,599

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$151,665,557	$0	$151,665,557

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen President

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	May 24, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	May 24, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 24, 2017